F
MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022

MIDLAND NATIONAL LIFE INSURANCE COMPANY (a wholly owned subsidiary of Sammons Financial Group, Inc.) TABLE OF CONTENTS DECEMBER 31, 2024, 2023 and 2022

Report of Independent Auditors

To the Management and Board of Directors of Midland National Life Insurance Company

Opinions

We have audited the accompanying statutory basis financial statements of Midland National Life Insurance Company (the "Company"), which comprise the statements of admitted assets, liabilities and capital and surplus – statutory basis as of December 31, 2024 and 2023, and the related statements of operations – statutory basis, of changes in capital and surplus – statutory basis, and of cash flows – statutory basis for each of the three years in the period ended December 31, 2024, including the related notes (collectively referred to as the "financial statements").

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities and capital and surplus – statutory basis of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flows – statutory basis for each of the three years in the period ended December 31, 2024, in accordance with the accounting practices prescribed or permitted by the Iowa Insurance Division described in Note 1.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the accompanying financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2024 and 2023, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2024.

Basis for Opinions

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors' Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Iowa Insurance Division, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Iowa Insurance Division. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for one year after the date the financial statements are available to be issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors' report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with US GAAS, we:

•Exercise professional judgment and maintain professional skepticism throughout the audit.
•Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.
•Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, no such opinion is expressed.
•Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.
•Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

/s/ PricewaterhouseCoopers LLP

Des Moines, Iowa
April 15, 2025

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS - STATUTORY BASIS
AS OF DECEMBER 31, 2024 and 2023
(Dollars in Thousands, except par value)

	2024	2023
ADMITTED ASSETS
Bonds	$55,595,820	$54,716,780
Stocks
Preferred	781,852	986,390
Common - subsidiaries	2,087,793	890,229
Common - other	264,517	247,960
Mortgage loans	3,838,788	3,790,420
Real estate	95,966	98,402
Policy loans	596,140	528,710
Cash, cash equivalents and short-term investments	2,719,145	1,709,358
Receivable for securities	78,885	11,171
Derivative instruments	749,024	641,206
Other invested assets	4,568,015	4,605,249
Total cash and invested assets	71,375,945	68,225,875
Policy premiums due, deferred or uncollected	176,018	171,900
Accrued investment income	523,659	534,434
Current federal income tax receivable	332,098	263,886
Net deferred tax asset	349,399	358,793
Company owned life insurance	2,027,274	1,859,865
Admitted disallowed interest maintenance reserve	253,524	74,012
Other admitted assets	63,765	87,163
Separate account assets	7,566,444	6,655,453
Total admitted assets	$82,668,126	$78,231,381
LIABILITIES AND CAPITAL AND SURPLUS
Liabilities for future policy benefits	$45,218,229	$43,750,545
Liabilities for deposit-type contracts	1,360,258	443,181
Policy and contract claims	265,261	264,962
Other policyholder funds	2,912	2,973
Total policyholder liabilities	46,846,660	44,461,661
Amounts payable for reinsurance	91,436	30,353
Asset valuation reserve	858,560	734,535
Repurchase agreements, FHLB advances and collateral on derivatives	8,128,899	8,197,190
Payable for securities	60,274	140,165
Funds held under coinsurance	13,767,745	12,477,074
Derivative instruments	264,836	249,442
Accrued expenses and other liabilities	546,691	732,437
Separate account liabilities	7,109,659	6,309,931
Total liabilities	77,674,760	73,332,788
Capital and surplus
Common stock - $1 par value; 2,549,439 shares authorized, issued, and outstanding	2,549	2,549
Surplus notes	1,237,000	1,237,000
Additional paid-in capital	893,927	793,927
Other surplus funds	253,524	74,012
Unassigned surplus	2,606,366	2,791,105
Total capital and surplus	4,993,366	4,898,593
Total liabilities and capital and surplus	$82,668,126	$78,231,381
The accompanying notes are an integral part of these statutory basis financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF OPERATIONS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

	2024	2023	2022
REVENUES
Life insurance and annuity premiums and other considerations	$6,405,842	$4,516,010	$4,001,982
Net investment income	3,312,930	2,340,965	2,188,896
Commissions and expense allowances on reinsurance ceded	421,946	310,311	447,227
Amortization of interest maintenance reserve	(16,826)	(9,005)	(5,181)
Reserve adjustments on reinsurance ceded	(180,392)	(278,686)	(303,636)
Investment income ceded - funds withheld reinsurance	(669,286)	(418,926)	(254,135)
Other income	313,805	251,333	160,077
Total revenues	9,588,019	6,712,002	6,235,230

BENEFITS AND EXPENSES
Life and annuity policy benefits	5,996,155	6,715,688	3,151,700
Increase (decrease) in liabilities for future life and annuity policy benefits	1,467,684	(1,570,465)	1,392,761
Commissions	602,411	504,352	499,681
General expenses	394,407	344,437	314,645
Insurance taxes, licenses and fees	39,974	38,130	61,870
Transfers to interest maintenance reserve ceded	1,465	22,238	39,327
Transfers to interest maintenance reserve - market value adjustments	21,039	12,221	—
Net transfers to separate accounts	270,991	12,272	99,500
Total benefits and expenses	8,794,126	6,078,873	5,559,484
Net gain from operations before federal income taxes and net realized capital losses	793,893	633,129	675,746
Federal income tax expense	42,731	29,816	130,924
Net gain from operations before net realized capital losses	751,162	603,313	544,822

Net realized capital losses	(54,203)	(282,080)	(32,478)

Net income	$696,959	$321,233	$512,344

The accompanying notes are an integral part of these statutory basis financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

	Common Stock	Surplus Notes	Additional Paid-In Capital	Other Surplus	Unassigned Surplus	Total Capital and Surplus
Balances at December 31, 2021	$2,549	$1,037,000	$793,927	$—	$3,414,966	$5,248,442
Net income	—	—	—	—	512,344	512,344
Change in net unrealized capital gains (losses)	—	—	—	—	(299,475)	(299,475)
Change in net deferred income tax	—	—	—	—	80,458	80,458
Change in nonadmitted assets	—	—	—	—	(144,035)	(144,035)
Change in liability for reinsurance in unauthorized and certified companies	—	—	—	—	246	246
Change in asset valuation reserve	—	—	—	—	99,353	99,353
Surplus (contributed to) withdrawn from Separate Accounts during period	—	—	—	—	(10,000)	(10,000)
Other changes in surplus in Separate Accounts statement	—	—	—	—	10,000	10,000
Change in surplus notes	—	200,000	—	—	—	200,000
Change in surplus as a result of reinsurance	—	—	—	—	(66,063)	(66,063)
Dividends to stockholder	—	—	—	—	(574,000)	(574,000)
OPEB SSAP92 adjustment	—	—	—	—	6,247	6,247
Balances at December 31, 2022	2,549	1,237,000	793,927	—	3,030,041	5,063,517
Net income	—	—	—	—	321,233	321,233
Change in net unrealized capital gains (losses)	—	—	—	—	86,504	86,504
Change in net deferred income tax	—	—	—	—	(11,103)	(11,103)
Change in nonadmitted assets	—	—	—	—	(25,026)	(25,026)
Change in asset valuation reserve	—	—	—	—	(144,294)	(144,294)
Surplus (contributed to) withdrawn from Separate Accounts during period	—	—	—	—	80,321	80,321
Other changes in surplus in Separate Accounts statement	—	—	—	—	(70,517)	(70,517)
Change in surplus as a result of reinsurance	—	—	—	—	(65,644)	(65,644)
Dividends to stockholder	—	—	—	—	(320,000)	(320,000)
Change in admitted disallowed interest maintenance reserve	—	—	—	74,012	(74,012)	—
OPEB SSAP92 adjustment	—	—	—	—	20,100	20,100
Correction of errors from prior periods	—	—	—	—	(36,498)	(36,498)
Balances at December 31, 2023	2,549	1,237,000	793,927	74,012	2,791,105	4,898,593
Net income	—	—	—	—	696,959	696,959
Change in net unrealized capital gains (losses)	—	—	—	—	29,447	29,447
Change in net deferred income tax	—	—	—	—	(55,193)	(55,193)
Change in nonadmitted assets	—	—	—	—	51,056	51,056
Change in asset valuation reserve	—	—	—	—	(124,025)	(124,025)
Other changes in surplus in Separate Accounts statement	—	—	—	—	26,369	26,369
Additional paid in surplus	—	—	100,000	—	—	100,000
Change in surplus as a result of reinsurance	—	—	—	—	(26,057)	(26,057)
Dividends to stockholder	—	—	—	—	(600,000)	(600,000)
The accompanying notes are an integral part of these statutory basis financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

	Common Stock	Surplus Notes	Additional Paid-In Capital	Other Surplus	Unassigned Surplus	Total Capital and Surplus
Change in admitted disallowed interest maintenance reserve	—	—	—	179,512	(179,512)	—
OPEB SSAP92 adjustment	—	—	—	—	(4,542)	(4,542)
Correction of error from prior periods	—	—	—	—	759	759
Balances at December 31, 2024	$2,549	$1,237,000	$893,927	$253,524	$2,606,366	$4,993,366
The accompanying notes are an integral part of these statutory basis financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF CASH FLOWS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

	2024	2023	2022

OPERATING ACTIVITIES
Life insurance and annuity premiums and other considerations	$6,405,215	$4,517,150	$3,996,937
Net investment income	3,175,870	2,235,897	1,974,329
Other income	498,130	357,530	433,394
Benefits paid	(6,166,272)	(6,961,809)	(3,421,869)
Net transfers to separate account	(270,283)	(11,717)	(95,057)
Insurance expenses paid	(1,653,353)	(1,313,859)	(1,165,497)
Federal income taxes paid	(11,230)	(57,757)	(271,633)
Net cash provided (used) by operating activities	1,978,077	(1,234,565)	1,450,604

INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid
Bonds	6,609,212	7,456,372	11,537,942
Preferred and common stocks	247,623	680,905	386,777
Mortgage loans	662,927	407,525	701,630
Other invested assets	291,511	295,808	268,929
Miscellaneous proceeds	6,178	5,476	49,373
Cost of investments acquired
Bonds	(7,499,619)	(5,542,615)	(15,668,480)
Preferred and common stocks	(1,177,054)	(711,564)	(225,116)
Mortgage loans	(792,868)	(382,133)	(873,182)
Real estate	(161)	(1,974)	(1,510)
Other invested assets	(428,016)	(1,085,829)	(911,304)
Miscellaneous applications	(256,412)	(95,602)	(124,756)
Net change in policy loans	(67,477)	(68,906)	(42,879)
Net cash provided (used) in investing activities	(2,404,156)	957,463	(4,902,576)

FINANCING ACTIVITIES
Surplus notes	—	—	200,000
Company owned life insurance	—	—	(400,000)
Capital and paid in surplus	100,000	—	—
Net change in collateral liability	53,106	207,158	(199,473)
Net change in repurchase agreements and FHLB advances	(121,397)	(39,947)	296,992
Net deposits (withdrawals) on deposit-type contract	901,050	(55,671)	(123,118)
Dividends paid to stockholder	(600,000)	(320,000)	(574,000)
Net change in funds held under reinsurance	1,290,671	1,096,456	3,471,541
Net change in remittances and items not allocated	(244,002)	351,342	(564,169)
Other cash provided	56,438	24,671	36,912
Net cash provided by financing activities and other sources	1,435,866	1,264,010	2,144,685

RECONCILIATION OF CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS
Net change in cash, cash equivalents and short-term investments	1,009,787	986,908	(1,307,287)
Cash, cash equivalents and short-term investments:
Beginning of year	1,709,358	722,450	2,029,737
End of year	$2,719,145	$1,709,358	$722,450

The accompanying notes are an integral part of these statutory basis financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF CASH FLOWS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

	2024	2023	2022
SUPPLEMENTAL CASH FLOW
Non-cash from operating:
Bond and mortgage loan interest capitalization	$(84,830)	$(63,298)	$(31,370)
Non-cash from investing:
Bonds and OIA proceeds from restructure	(608,328)	—	—
Bonds and OIA acquired in restructure	608,328	—	—
Bonds and stocks proceeds from exchange transactions	(610,564)	—	—
Bonds and stocks acquired in exchange transactions	610,564	—	—
OIA acquired as a result of transfers	999	—	—
Bond proceeds as a result of transfers	(999)	—	—
Bond and mortgage loan interest capitalization	84,830	63,298	31,370
The accompanying notes are an integral part of these statutory basis financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF CASH FLOWS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

1.NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES AND PROCEDURES
Organization
Midland National Life Insurance Company (“Midland National” or the “Company”) is a stock life insurance company domiciled in the state of Iowa. The Company operates predominantly in the individual life and annuity business of the life insurance industry and is licensed to operate in 49 states, the District of Columbia, and several U.S. territories. The Company is a wholly owned subsidiary of Sammons Financial Group, Inc. (“SFG”), which is an indirect wholly owned subsidiary of Sammons Enterprises, Inc. (“SEI”). MNL Reinsurance Company (“MNL Re”), Solberg Reinsurance Company (“Solberg Re”) and Canal Reinsurance Company (“Canal Re”), subsidiaries of Midland National, are captive reinsurance companies domiciled in Iowa, and New Roots M Trust (“NRMT”) and Stone Roots M Trust (“SRMT”), are investment subsidiaries of Midland National. The Company is affiliated through common ownership with North American Company for Life and Health Insurance (“North American”), including its subsidiaries New Roots N Trust ("NRNT"), Stone Roots N Trust ("SRNT") and Bestow Life Insurance Company ("BLIC"), Sammons Securities, Inc. (“Sammons Securities”), Sammons Institutional Group, Inc. (“SIG”), Sammons Financial Network, LLC (“SFN”), SFG Tenura, LLC (“Tenura”), Heyday Insurance Agency, LLC (“Heyday”), Beacon Capital Management, Inc. (“Beacon”), SFG Bermuda, LTD (“SFG Bermuda”), Property Disposition, Inc. (“PDI”), SFG Asset Management, LLC ("SFGAM"), SFG Fortuna ("Fortuna"), NorthRock Partners Holdco, LLC ("NorthRock"), and Sammons Financial Group Wealth Management Holdings, LLC (“SFGWM”).
Basis of presentation
The Company is domiciled in Iowa and prepares its statutory basis financial statements in accordance with accounting practices prescribed or permitted by the Iowa Insurance Division. Prescribed statutory accounting practices ("SAP") include state laws, regulations and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners (“NAIC”), including the NAIC Annual Statement Instructions, and the NAIC Accounting Practices and Procedures Manual (“NAIC SAP”). The NAIC SAP was promulgated within a set of approved and published Statements of Statutory Accounting Principles (“SSAP”). Permitted practices encompass all accounting practices not so prescribed. The Company’s capital and surplus was adequate for regulatory purposes prior to the effect of the prescribed practices described below and would not have been subject to a risk-based capital triggering event. The Company’s financial statements reflect the following prescribed practices in 2024, 2023 and 2022:
a.Iowa Bulletin 07-06 – In 2006 the Commissioner of Insurance of the State of Iowa issued Bulletin 07-06 that allows a prescribed practice for Iowa domiciled companies. This prescribed practice instructs insurance companies to use other than market value for assets held in separate accounts where general account guarantees are present on such separate accounts. Based on this prescribed practice the Company adopted Bulletin 07-06 in 2006 and presents the assets on its Bank-Owned Life Insurance (“BOLI”), Pension Risk Transfer (“PRT”) and Registered Index-Linked Annuity (“RILA”) Separate Accounts at amortized cost except for perpetual preferred stock as well as derivatives in the RILA separate account that are presented at market value. The impact of applying this prescribed practice had no impact on 2024 statutory net income; however, capital and surplus as of December 31, 2024 is increased by $299,073 as a result of this prescribed practice. The impact of applying this
The accompanying notes are an integral part of these statutory basis financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF CASH FLOWS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

prescribed practice had no impact on 2023 statutory net income; however, capital and surplus as of December 31, 2023 is increased by $253,580 as a result of this prescribed practice. The impact of applying this prescribed practice had no impact on 2022 statutory net income; however, capital and surplus as of December 31, 2022 is increased by $358,693 as a result of this prescribed practice.
b.Iowa Administrative Code 191 – Chapter 97, “Accounting for Certain Derivative Instruments Used to Hedge the Growth in Interest Credited for Indexed Insurance Products and Accounting for the Indexed Insurance Products Reserve” (“IAC 191-97”). This prescribed practice allows insurance companies domiciled in Iowa to account for eligible derivative assets at amortized cost, if the insurance company can demonstrate it meets the criteria for an economic hedge. Eligible derivative assets include call or put options that are purchased to hedge the growth in interest credited to an indexed product as a direct result of changes in the related external index or indices, or call or put options that are written to offset all or a portion of a purchased call or put option. Other derivative instruments such as index futures, swaps and swaptions that may be used to hedge the growth in interest credited to the policy as a direct result of changes in the related indices would still be accounted for at fair value since an amortized cost for those instruments does not exist. IAC 191-97 also prescribes that insurance companies determine indexed annuity reserve calculations based on the Guideline 35 Reserve assuming the fair value of the call option(s) associated with the current index term is zero, regardless of the observable market for such option(s). At the conclusion of the index term, credited interest is reflected in the reserve as realized, based on actual index performance. This prescribed accounting practice must be applied to both the indexed reserves and the call/put options used to hedge indexed insurance products. The impact of applying this prescribed practice increased the Company’s statutory net income for the year ended December 31, 2024 by $25,434 and the cumulative effect on capital and surplus at December 31, 2024 was a decrease of $251,557. The impact of applying this prescribed practice decreased the Company’s statutory net income for the year ended December 31, 2023 by $348,606 and the cumulative effect on capital and surplus at December 31, 2023 was a decrease of $276,991. The impact of applying this prescribed practice increased the Company’s statutory net income for the year ended December 31, 2022 by $306,761 and the cumulative effect on capital and surplus at December 31, 2022 was an increase of $71,615.
Under either the NAIC basis or the IAC 191-97, the Company elects to establish a voluntary reserve to offset the timing mismatch between the derivative instruments and the hedged liabilities, if that mismatch results in an increase in surplus. Under the IAC 191-97, a timing mismatch occurs related to the emergence of earnings. The impact of equity markets is reflected in investment income from futures during the policyholder’s contract years, but is not reflected in the reserve until the policy anniversary, at which time the index credit is applied to the account value. The voluntary reserve established as of December 31, 2024 is $35,576 which offsets the portion of investment income on futures that has been determined to represent earnings that will be used to fund index credits that have not yet been applied to policy account balances. This eliminates the mismatch of the assets and the liabilities calculated in accordance with IAC 191-97. Under the NAIC basis, a voluntary reserve of $287,133 would have been established as of December 31, 2024 to eliminate the timing mismatch of the assets and liabilities. The impact of applying this prescribed practice, net of the effect of the difference between the above mentioned voluntary reserve and the voluntary reserve that would have been established without the prescribed practice resulted in no impact to the Company’s statutory net income for the year ended December 31, 2024 and there was no cumulative impact on the Company’s capital and surplus at December 31, 2024. The voluntary reserve established as of December 31, 2023
The accompanying notes are an integral part of these statutory basis financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF CASH FLOWS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

was $6,374 which offsets the portion of investment income on futures that has been determined to represent earnings that will be used to fund index credits that have not yet been applied to policy account balances. This eliminates the mismatch of the assets and liabilities calculated in accordance with IAC 191-97. Under the NAIC basis, a voluntary reserve of $283,365 would have been established as of December 31, 2023 to eliminate the timing mismatch of the assets and liabilities. The impact of applying this prescribed practice, net of the effect of the difference between the above mentioned voluntary reserve and the voluntary reserve that would have been established without the prescribed practice resulted in a decrease to the Company’s statutory net income of $71,615 for the year ended December 31, 2023 and there was no cumulative impact on the Company’s capital and surplus at December 31, 2023. The voluntary reserve established as of December 31, 2022 was $0 as the timing mismatch between futures and the hedged liabilities resulted in a $1,370 decrease to the Company’s statutory net income and surplus calculated in accordance with IAC 191-97. Under the NAIC basis, a voluntary reserve of $0 would have been established as of December 31, 2022 as the timing mismatch between futures and hedged liabilities would have resulted in a $72,985 decrease to the Company’s statutory net income and surplus. The impact of applying this prescribed practice, net of the effect of the difference between the above mentioned voluntary reserve and the voluntary reserve that would have been established without the prescribed practice resulted in an increase to the Company’s statutory net income of $71,615 for the year ended December 31, 2022 and increased the Company’s capital and surplus by $71,615 at December 31, 2022.
c.Iowa Administrative Code 191 – Chapter 43, “Annuity Mortality Tables For Use in Determining Reserve Liabilities For Annuities” (“IAC 191-43”) allows a prescribed practice for Iowa domiciled companies. This prescribed practice allows insurance companies domiciled in Iowa to use the Annuity 2000 Mortality Table for determining the minimum standard of valuation for annuities issued during 2015. SSAP 51 requires the 2012 Individual Annuity Reserving (“IAR”) Mortality Table for determining the minimum standard of valuation for annuities issued on or after January 1, 2015. The impact of applying this prescribed practice decreased the Company’s statutory net income for the year ended December 31, 2024 by $391 and the cumulative effect on capital and surplus at December 31, 2024 was an increase of $19,935. The impact of applying this prescribed practice increased the Company’s statutory net income for the year ended December 31, 2023 by $150 and the cumulative effect on capital and surplus at December 31, 2023 was an increase of $20,326. The impact of applying this prescribed practice increased the Company’s statutory net income for the year ended December 31, 2022 by $1,247 and the cumulative effect on capital and surplus at December 31, 2022 was an increase of $20,176.
The accompanying notes are an integral part of these statutory basis financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF CASH FLOWS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

The following table compares the Company’s statutory income and capital and surplus according to the NAIC practices to those prescribed by the State of Iowa:

	For the years ended December 31,
	2024	2023	2022
Net Income:
(1) Midland National state basis	$696,959	$321,233	$512,344
(2) State prescribed practice that increase(decrease) NAIC SAP:
(a) Economic hedge of call option derivative assets (IAC 191-97)	25,434	(348,606)	306,761
(b) Deferral of 2012 annuity mortality table (IAC 191-43)	(391)	150	1,247
(3) NAIC SAP (1-2=3)	$671,916	$669,689	$204,336

Surplus:
(4) Midland National state basis	$4,993,366	$4,898,593	$5,063,517
(5) State prescribed practices that increase(decrease) NAIC SAP:
(a) Book value of separate account assets (Bulletin 07-06)	299,073	253,580	358,693
(b) Economic hedge of call option derivative assets (IAC 191-97)	(251,557)	(276,991)	71,615
(c) Deferral of 2012 annuity mortality table (IAC 191-43)	19,935	20,326	20,176
(6) NAIC SAP (4-5=6)	$4,925,915	$4,901,678	$4,613,033
The Company has coinsurance agreements with MNL Re, Solberg Re and Canal Re, which are affiliated limited purpose subsidiary life insurance companies. The Company recognizes reserve credits under these agreements. The reserve credits at MNL Re, Solberg Re and Canal Re are supported by contingent note guarantees ("LLC Notes"). The LLC Notes held by MNL Re, Solberg Re and Canal Re function in a manner similar to a standby letter of credit and for which the Company is a beneficiary, are admitted assets under Iowa prescribed practice and the surplus generated by the prescribed practice has been retained in the carrying value of MNL Re, Solberg Re and Canal Re. Under NAIC Accounting principles, the LLC Notes would be non-admitted assets.
The impact of the Company’s limited purpose subsidiary life insurance companies applying this prescribed practice has no impact the Company’s statutory net income but the cumulative effect on the Company's capital and surplus was an increase of $1,792,287, $1,720,567, and $2,191,125 as of December 31, 2024, 2023, and 2022, respectively.
If the Company’s subsidiaries had not utilized this prescribed practice, the result would not have triggered a regulatory event at the Company.
The Company’s investment in MNL Re, Solberg Re and Canal Re at December 31, 2024 was $105,846, $61,774 and $158,643, respectively. If the Company’s subsidiaries had not used this prescribed practice, the Company’s investment in MNL Re, Solberg Re and Canal Re at December 31, 2024, respectively, would have been negative $653,759, negative $427,172 and negative $385,093.

The accompanying notes are an integral part of these statutory basis financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF CASH FLOWS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

The Company reports investment income ceded on funds withheld coinsurance as part of revenue in the statements of operations. Under SAP, investment income ceded on funds withheld coinsurance should be reported as an expense. The difference in presentation does not impact the Company’s statutory net income nor the Company’s capital and surplus. The Iowa Insurance Division does not object to the Company’s presentation of investment income ceded on funds withheld coinsurance.
SAP differs in some respects from accounting principles generally accepted in the United States (“GAAP”). The more significant of these differences are as follows:
•Acquisition costs of acquiring new business are charged to current operations as incurred rather than deferred and amortized over the life of the policies;
•Policy reserves on traditional life products are based on statutory mortality and interest rates which may differ from reserves based on expected mortality, interest and withdrawals which include a provision for possible unfavorable deviation from such assumptions. In addition, SAP requires additional reserves according to actuarial guidelines that are not required for GAAP;
•Policy reserves on universal life and investment products are based on discounting methodologies utilizing statutory interest rates rather than interest rates used to calculate full account values. In addition, SAP requires additional reserves according to actuarial guidelines that are not required by GAAP;
•Changes in deferred tax assets (“DTAs”) are recorded directly to surplus as opposed to being an item of income tax benefit or expenses for GAAP. Admittance testing may result in a charge to surplus for non-admitted portions of DTAs;
•An Interest Maintenance Reserve (“IMR”) liability, prescribed by the NAIC, reflects the net accumulated unamortized realized capital gains and losses, net of tax, attributable to changes in market interest rates. Such gains and losses are deferred into the reserve when incurred, rather than recognized as gains or losses in the statement of operations, then amortized back into operations over the expected remaining period to maturity of the investment that was sold. When cumulative capital losses exceed capital gains, a negative IMR liability occurs in which case admittance is subject to certain restrictions. There were non-admitted IMR assets of $34,790 and $19,106 recorded at 2024 and 2023, respectively;
•An Asset Valuation Reserve (“AVR”) liability has been recorded in accordance with the formula prescribed by the NAIC which represents a provision for future impairments of bonds, equity securities, mortgage loans, real estate and other invested assets including temporary declines in the estimated realizable value of such investments. Changes in the AVR reserve are charged directly to unassigned surplus;
The accompanying notes are an integral part of these statutory basis financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF CASH FLOWS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

•Under SAP, certain assets designated as “non-admitted assets” are excluded from the statements of admitted assets, liabilities and capital and surplus and are charged directly to statutory unassigned surplus as follows:

	2024	2023	Changes in 2024
Policy loans	$1,489	$1,442	$47
Agents' balances	13,310	13,860	(550)
Amounts recoverable from reinsurers	37	655	(618)
Net deferred tax asset	175,990	216,747	(40,757)
Electronic data processing equipment	43,745	58,238	(14,493)
Furniture and equipment	745	945	(200)
Other assets	95,795	90,280	5,515
Total nonadmitted assets	$331,111	$382,167	$(51,056)
Under GAAP, such assets would be recorded at their net realizable or book value;
•For universal life and investment products, revenues consist of premiums received rather than policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed; benefits consist of amounts incurred rather than the excess of the benefits incurred over the policy account value released;
•Available-for-sale and trading bonds rated by the NAIC as five or higher are reported at amortized cost rather than fair value. Available-for-sale and trading bonds rated by the NAIC as six are reported at the lower of amortized cost or fair value with changes in fair value reported as a change in surplus. Credit impairments directly reduce the amortized cost of the impaired securities. Under GAAP reporting, available-for-sale and trading bonds are reported at fair value. For available-for-sale securities, changes in fair value due to drivers other than credit are presented as a component of other comprehensive income. An allowance for expected credit losses is recognized against potentially credit impaired securities with the change in the allowance recognized as a component of net income. All changes in the fair value of trading securities are recognized as a component of net income;
•Redeemable preferred stocks rated three or higher are reported at amortized cost. Redeemable preferred stocks rated by the NAIC as four or lower are reported at the lower of amortized cost or fair value with changes in fair value reported as a change in surplus. Under GAAP, redeemable preferred stocks are reported at fair value with changes in fair value presented as a component of other comprehensive income. Perpetual preferred stocks are carried at fair value not to exceed the current effective call price, regardless of NAIC designations. Unrealized gains and losses are recognized in surplus. Under GAAP, perpetual preferred stocks are reported at fair value with change in fair value presented as a component of earnings;
•Common stocks, other than common stocks of affiliates, are reported at fair value with changes in fair value reported as a change in surplus. Under GAAP, common stocks, other than common stocks of affiliates, are reported at fair value with changes in fair value presented as a component of net income;
The accompanying notes are an integral part of these statutory basis financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF CASH FLOWS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

•Common stock of insurance subsidiaries is recorded based on the underlying audited statutory equity of the respective entity’s financial statements. GAAP requires consolidation of subsidiaries;
•Common stock of trust subsidiaries is recorded based on the underlying audited GAAP equity of the respective entity’s financial statements. GAAP requires consolidation of subsidiaries;
•The assets and liabilities for reinsurance transactions are generally recorded on a net basis versus a gross basis for GAAP;
•In accordance with IAC 191-97, option derivative instruments that hedge the growth in interest credited to the hedged policy as a direct result of changes in the related indices are carried on the statutory statements of admitted assets, liabilities and capital and surplus at amortized cost and any amortization or proceeds from terminated or expired options is reported in income. Other derivative instruments, such as index futures that are used to hedge the growth in interest credited to the hedged policy as a direct result of changes in the related indices, are carried at fair value since an amortized cost for these instruments does not exist and the change in fair values is reported as income. Other derivative instruments not qualifying for hedge accounting are carried at fair value with changes in the fair value being recorded directly to unassigned surplus. Derivative instruments not qualifying for hedge accounting are carried on the GAAP balance sheet at fair value, with changes in fair value recognized through income. Under GAAP, indexed life and annuity liabilities and funds withheld coinsurance treaties include embedded derivatives and the change in fair value of the embedded derivative is recognized through income;
•Under SAP, the statements of cash flow reconcile to changes in cash, cash equivalents and short-term investments with original maturities of one year or less. Under GAAP, the statements of cash flow reconcile to changes in cash;
•Recognition of the changes in equity from limited partnership investments is recorded directly to surplus under SAP reporting purposes; whereas for GAAP reporting, the equity method reports the change in the equity value through earnings as a component of net investment income;
•The Company, in accordance with GAAP, performs an analysis related to variable interest entities (“VIE”) on all entities with which it has a financial interest to determine if financial results require consolidation as a primary beneficiary of the VIE. SAP reporting requirements do not require such an analysis;
•Surplus notes issued by the Company are included in capital and surplus under SAP whereas GAAP reporting includes surplus notes in debt;
•Under SAP, when total consideration received on securities called before their maturity is greater than the par value of that security, the excess of consideration received over par value is reported as net investment income, while the excess of par value over book value is reported as realized capital gains. Under GAAP reporting there is no such requirement to bifurcate total consideration between net investment income and realized capital gains/(losses). As such, the Company recognizes the excess of total consideration received over book value as part of realized capital gains/(losses) for GAAP reporting purposes;
The accompanying notes are an integral part of these statutory basis financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF CASH FLOWS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

•Under SAP, all leases are considered to be operating leases and rental expense is recognized over the lease term without recognition of a right-to-use asset or lease liability. GAAP requires recognition of a right-of-use asset and lease liability on the balance sheet for all operating and capital leases;
Other significant accounting policies are as follows:
Use of estimates
The preparation of the financial statements in conformity with SAP requires management to make estimates and assumptions that affect the reported amounts of admitted assets and liabilities and disclosure of contingent assets and liabilities at the dates of the statements of admitted assets, liabilities and capital and surplus, and reported amounts of revenues and benefits and expenses during the reporting periods. Actual results could differ significantly from those estimates.
The most significant areas that require the use of management’s estimates relate to the determination of the fair values of financial assets and liabilities, derivatives and derivative instruments, impairments of securities, income taxes, and liabilities for future policy benefits.
Fair value of financial assets, financial liabilities and financial instruments
Fair value estimates are significantly affected by the assumptions used, including discount rates and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in some cases, could not be realized in the immediate settlement of the instruments. Certain financial liabilities (including non-investment type insurance contracts) and all nonfinancial instruments are excluded from the disclosure requirements. Accordingly, the aggregate fair value amounts presented in Note 2 may not represent the underlying value to the Company.
The Company uses the following methods and assumptions in estimating the fair value of its financial instruments:
Investment securities
Fair value for bonds and preferred stocks is obtained primarily from independent pricing sources, broker quotes and fair value/cash flow models. Fair value is based on quoted market prices, where available. For bonds and preferred stocks not actively traded, fair value is estimated using values obtained from independent pricing services or broker quotes. When values are not available from pricing services or broker quotes, such as private placements including corporate securities, asset-backed securities, commercial mortgage-backed securities and residential mortgage-backed securities, fair value may be estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair value of unaffiliated common stocks is based on quoted market prices, where available, and for those common stocks not actively traded, fair values are obtained from independent pricing services or internal fair value/cash flow models.

The accompanying notes are an integral part of these statutory basis financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF CASH FLOWS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

Mortgage loans
Fair value for mortgage loans is estimated using a duration-adjusted pricing methodology that reflects changes in market interest rates and the specific interest-rate sensitivity of each mortgage. Price changes derived from the monthly duration-adjustments are applied to the mortgage portfolio. Each modeled mortgage is assigned a spread corresponding to its risk profile. These spreads are adjusted for current market conditions. The discount rates used include internally generated illiquidity and default factors.
Cash, cash equivalents and short-term investments
Cash consists of deposits held by various commercial and custodial banks. Cash equivalents consists of short-term highly liquid investments, which are readily convertible to cash. Short-term investments primarily consist of fixed income securities acquired with less than one year to maturity. The Company has deposits with certain financial institutions which exceed federally insured limits. Fair value approximates amortized cost due to the nature and short-term duration of cash, cash equivalents and short-term investments.
Derivative instruments
Fair value for options is based on internal financial models or counterparty quoted prices. Variation margin accounts, consisting of cash balances applicable to open futures contracts, held by counterparties are reported at the cash balances, which is equal to fair value. Fair value for interest rate swaps and foreign currency forwards is based on exchange prices, broker quoted prices or fair values provided by the counterparties.
Other invested assets
Other invested assets consist of limited partnerships, limited liability companies, residual equity interests, collateral loans, surplus notes and reverse mortgages. The fair value of limited partnerships and limited liability companies is the Company's share of each entity's underlying equity reported to the Company. There is a limited market for these other invested assets and the fair value is determined based on inputs received from the entities. Residual equity interests are carried at the lower of amortized cost or fair value. Collateral loans, surplus notes and reverse mortgages are carried at amortized cost. Fair value of residual equity interests, surplus notes and collateral loans are obtained using the same techniques as investment securities. Fair value for reverse mortgages are obtain using the same techniques as mortgage loans.

The accompanying notes are an integral part of these statutory basis financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF CASH FLOWS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

Company owned life insurance
The Company is the owner and beneficiary of life insurance policies reported at their cash surrender values pursuant to SSAP No. 21R in the statements of admitted assets, liabilities and capital and surplus. The underlying investment characteristics of the investment vehicle are categorized as follows at December 31:

	2024	2023
Bonds	$451,093	$482,532
Mutual funds	41,094	35,526
Cash and short-term investments	76,823	115,923
Other invested assets	1,458,264	1,225,884
Total company owned life insurance	$2,027,274	$1,859,865
Investment-type insurance contracts
Fair value for the Company’s liabilities under investment-type insurance contracts is estimated using two methods. For those contracts without a defined maturity, the fair value is estimated as the amount payable on demand (cash surrender value). For those contracts with known maturities, fair value is estimated using discounted cash flow calculations using interest rates currently being offered for similar contracts with maturities consistent with the contracts being valued. The reported value of the Company’s investment-type insurance contracts includes the fair value of indexed life and annuity embedded derivatives which are calculated using discounted cash flow valuation techniques based on current interest rates adjusted to reflect credit risk and additional risk margins.
Repurchase agreements, FHLB advances and collateral on derivative instruments
The fair value of the Company’s repurchase agreements is tied to the fair value of the underlying collateral securities. The fair value of FHLB advances is estimated using a discounted cash flow calculation with the current interest rate and maturity of the contract. The fair value of collateral on derivative instruments approximates the carrying value due to the short-term nature of the investment. These investments primarily consist of cash and fixed income securities.
Investments and Investment Income
Bonds
Bonds not backed by other loans, loan-backed bonds, collateralized mortgage obligations (“CMOs”) and other structured securities are carried at amortized cost using the interest method, except for those bonds with an NAIC designation of six or those securities which have an other-than-temporary impairment, which are reported at the lower of amortized cost or fair value.
For CMOs and mortgage-backed securities, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ from anticipated prepayments, the effective yield is recalculated prospectively to reflect actual payments to date and anticipated future payments for loan backed securities under SSAP 43R. When actual prepayments differ from anticipated prepayments for highly rated CMO’s and
The accompanying notes are an integral part of these statutory basis financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF CASH FLOWS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

mortgage-backed securities, the effective yield is recalculated retrospectively to reflect actual payments to date and anticipated future payments under SSAP 26R. This adjustment is included in net investment income. Included in this category are approximately $9,366 and $10,854 of mortgage-backed securities that are all or partially collateralized by sub-prime mortgages at December 31, 2024 and 2023, respectively. A sub-prime mortgage is defined as a mortgage with one or more of the following attributes: weak credit score, high debt-to-income ratio, high loan-to-value ratio or undocumented income. At both December 31, 2024 and 2023, 99% of the Company’s securities with sub-prime exposure are rated as investment grade.
Stocks
Perpetual preferred stocks are carried at fair value, not to exceed the current stated call price. Redeemable preferred stocks are stated at cost except for those with an NAIC designation of four or lower which are stated at the lower of cost or fair value. Dividend income is recognized when dividends are declared.
Investments in common stocks are carried at fair value, which is based on NAIC Securities Valuation Office (“SVO”) prices. For common stocks without SVO prices, fair value is estimated using independent pricing services or internally developed pricing models.
Investment in common stocks of the affiliated insurance subsidiaries are valued at audited statutory capital and surplus. The audited statutory capital and surplus of MNL Re, Solberg Re and Canal Re reflects the utilization of prescribed practices allowed by the State of Iowa for reinsurance transactions entered into by MNL Re, Solberg Re and Canal Re with the Company and North American. Refer to Note 9 for further discussion of the reinsurance transactions and prescribed practices for MNL Re, Solberg Re and Canal Re. Undistributed earnings or losses of the subsidiary are reflected as unrealized capital gains and losses directly in unassigned surplus.
Investments in common stock of affiliated subsidiaries NRMT and SRMT are valued at audited GAAP equity. Undistributed earnings or losses of the subsidiary are reflected as unrealized capital gains and losses directly in unassigned surplus.
Unrealized appreciation or depreciation on unaffiliated common stocks are reflected as unrealized capital gains and losses directly in unassigned surplus.
Mortgage loans
Mortgage loans consist principally of commercial mortgage loans and are carried at the adjusted unpaid balances. The mortgage portfolio invests primarily in larger metropolitan areas across the U.S. and is diversified by type of property. Property and casualty insurance is required on all properties covered by mortgage loans at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings. Interest income on non-performing loans is generally recognized on a cash basis.

The accompanying notes are an integral part of these statutory basis financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF CASH FLOWS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

Policy loans
Policy loans are carried at the unpaid principal balance to the extent it does not exceed the cash surrender value. Amounts in excess of cash surrender value are non-admitted.
Cash, cash equivalents and short-term investments
Cash and cash equivalents are stated at cost and short-term investments acquired with less than one year to maturity are stated at amortized cost.
Other invested assets
Other invested assets are comprised of limited partnerships, limited liability companies, residual equity interests, collateral loans, surplus notes and reverse mortgages. Limited partnerships and limited liability companies are valued in accordance with SSAP No. 48, Joint Ventures, Partnerships, and Limited Liability Companies and SSAP No. 97, Investments in Subsidiary, Controlled, and Affiliated Entities, a Replacement of SSAP No. 88 that allow the Company to carry these interests based on the underlying tax or GAAP audited equity of the investee. Residual equity interests are carried at the lower of amortized cost or fair value and surplus notes and collateral loans are carried at amortized cost under SSAP No. 43R, SSAP No. 41R and SSAP No. 21R, respectively. The reverse mortgages are first liens on the related residential properties located primarily in California and Florida. These reverse mortgages are valued in accordance with SSAP No. 39, Reverse Mortgages that allow the Company to carry these securities at remaining principal balances. Income on reverse mortgages is recognized using effective yield based on the contractual interest rate and anticipated repayment of the mortgage.
Other-than-temporary impairment losses
The Company reviews its investments to determine if declines in fair value are other-than-temporary. If the fair value of a fixed income security is less than its amortized cost basis or an equity security is less than its original cost basis at the statements of admitted assets, liabilities, and capital and surplus date, the Company must assess whether the impairment is other-than-temporary.
The Company evaluates factors in its assessment of whether a decline in value is other-than-temporary. Some of the factors evaluated include the issuer’s ability to pay the amounts due according to the contractual terms of the investment, the length of time and magnitude by which the fair value is less than amortized cost, adverse conditions specifically related to the security, changes to the rating of the security by a rating agency, changes in the quality of underlying credit enhancements and changes in the fair value of the security subsequent to the statements of admitted assets, liabilities, and capital and surplus date.
When an other-than-temporary impairment (“OTTI”) has occurred, the amount of the impairment charged against earnings depends on whether the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis. If the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis, the entire impairment is recognized as a charge against earnings. If the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security before recovery of its amortized cost basis, the impairment is bifurcated into an interest related loss and a non-interest related loss for loan-backed and structured securities. The non-interest related loss is measured as
The accompanying notes are an integral part of these statutory basis financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF CASH FLOWS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

the difference between the present value of cash flows expected to be collected from the loan-backed security and the loan-backed security’s amortized cost. The amount of the non-interest related loss is recognized as a charge against earnings. The difference between the fair value of the impaired loan-backed security and the present value of cash flows expected to be collected is the interest related impairment. For stocks, non loan-backed and other than structured securities the impairment is not bifurcated and is charged against earnings.
The Company uses a single best estimate of cash flows approach and uses the effective yield prior to the date of impairment to calculate the present value of cash flows. The Company’s assumptions for residential mortgage-backed securities, commercial mortgage-backed securities, other asset-backed securities and collateralized debt obligations include collateral pledged, scheduled interest payments, default levels, delinquency rates and the level of nonperforming assets for the remainder of the investments’ expected term. The Company’s assumptions for corporate and other fixed maturity securities include scheduled interest payments and an estimated recovery value, generally based on a percentage return of the current market value.
After an other-than-temporary write-down, the new cost basis is the prior amortized cost less the non-interest related loss. The adjusted cost basis is generally not adjusted for subsequent recoveries in fair value. However, if the Company can reasonably estimate future cash flows after a write-down and the expected cash flows indicate some or all of the non-interest related loss will be recovered, the discount or reduced premium recorded is amortized over the remaining life of the security. Amortization in this instance is computed using the prospective method and is determined based on the current estimate of the amount and timing of future cash flows.
For common and preferred stocks, OTTI has occurred when the Company determines that it does not have the ability or intent to hold the security until a recovery of the original cost or the Company determines that the security will not recover to original cost within a reasonable amount of time. The Company determines what constitutes a reasonable amount of time on a security by security basis by considering all available evidence including the length of time and magnitude by which the fair value of the security is less than original cost.
Investment income
Investment income is recorded when earned and includes interest and dividends received and accrued, amortization of purchased premium and accretion of discounts on securities and options, certain proceeds from derivatives and cash distributions from limited partnerships to the extent of undistributed accumulated earnings attributable to that investee. Investment expenses are reported as a reduction in investment income.
Net realized investment gains (losses)
Realized capital gains and losses are determined on the basis of specific identification and are reported net of related federal taxes and IMR.

The accompanying notes are an integral part of these statutory basis financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF CASH FLOWS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

Net unrealized investment gains (losses)
Unrealized capital gains and losses on bonds, preferred stocks, unaffiliated common stocks and residual equity interests, undistributed earnings or losses on affiliated common stocks, derivatives that do not qualify for hedge accounting, and equity earnings of limited partnerships are reported as a component of surplus net of related income taxes.
See Note 3 for further discussion of the Company’s investments and investment income.
Derivatives and derivative instruments
Derivative instruments consist of options, futures, interest rate swaps, and foreign currency forwards. Futures are reported at the cash balances held in counterparty variation margin accounts, which equals fair value. Options, interest rate swaps and foreign currency forwards are reported at fair value, with the exception of call and put options which are carried in accordance with IAC 191-97 as discussed in the prescribed practice footnote. The Company does not sell or settle its options prior to maturity.
The Company primarily uses derivative instruments to manage its fixed indexed and policy obligation interest guarantees and interest rate risks applicable to its investments. To mitigate these risks, the Company enters into interest rate swaps, futures contracts and equity indexed call and put options. To qualify for hedge accounting, the Company is required to formally document the hedging relationship at the inception of each derivative transaction. This documentation includes the specific derivative instrument, risk management objective, hedging strategy, identification of the hedged item, specific risk being hedged and how effectiveness will be assessed. To be considered an effective hedge, the derivative must be highly effective in offsetting the variability of the cash flows or the changes in fair value of the hedged item. Effectiveness is evaluated on a retrospective and prospective basis. The Company has no derivatives that are accounted for under hedge accounting. The Company also uses foreign currency forwards to protect itself against currency fluctuations on financial instruments denominated in foreign currencies.
The agreements between the Company and its derivatives counterparties require the posting of collateral when the fair value of the derivative instruments exceeds the cost of the instruments. Collateral posted by counterparties is reported in the statements of admitted assets, liabilities, and capital and surplus as a component of cash, cash equivalents, and short-term investments with a corresponding liability reported as a component of repurchase agreements, FHLB advances and collateral on derivative instruments. Collateral posted by the Company is reported in the statements of admitted assets, liabilities, and capital and surplus as a component of other invested assets.
See Note 4 for further discussion of the Company’s derivatives and derivative instruments.

The accompanying notes are an integral part of these statutory basis financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF CASH FLOWS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

Accrued investment income
Accrued investment income consists of amounts due on invested assets. It excludes amounts the Company does not expect to receive or is 90 days past due. The aggregate deferred interest was $27,739 and $0 at December 31, 2024 and 2023, respectively. The cumulative amounts of paid-in-kind (“PIK”) interest included in the current principal balance was $168,487 and $132,223 at December 31, 2024 and 2023, respectively. At December 31, 2024 and 2023, the gross, nonadmitted, and admitted interest income due and accrued was as follows:

	2024	2023
Gross	$523,659	$534,434
Nonadmitted	—	—
Admitted	523,659	534,434
Interest maintenance reserve
During 2023, SAPWG adopted INT 23-01, allowing admittance of net negative IMR subject to certain exclusions and restrictions. The Company elected to apply this guidance beginning September 30, 2023. The general account had net negative (disallowed) IMR of $288,314 and $93,118 as of December 31, 2024 and 2023, respectively. Non-insulated separate accounts had negative (disallowed) IMR of $10,973 and $0 as of December 31, 2024 and 2023. $253,524 and $74,012 of negative IMR was admitted in the general account at December 31, 2024 and 2023, respectively. $12,671 and $0 of negative IMR was admitted in the non-insulated separate account at December 31, 2024 and 2023, respectively. Adjusted capital and surplus was $4,565,927 and $4,461,768 at September 30, 2024 and December 31, 2023, respectively. The admitted IMR is 5.8% and 1.7% of adjusted capital and surplus at September 30, 2024 and December 31, 2023, respectively. Admitted IMR is reported in other surplus funds on the statements of admitted assets, liabilities and capital and surplus.

The Company has $7,799 and $11,481 in unamortized losses in IMR from derivatives that were reported at fair value prior to the termination of the derivative at December 31, 2024 and 2023, respectively.

Fixed income investments generating IMR losses comply with the reporting entity’s documented investment or liability management policies, without deviation. IMR losses for fixed income related derivatives, although in accordance with prudent and documented risk management procedures in accordance with the Company’s derivative and use plans, are not admitted. Asset sales that generated admitted negative IMR were not compelled by liquidity pressure.
Future policy benefits and policy and contract claims
Life, annuity, and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that are intended to provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Iowa Insurance Division.
The liability for future policy benefits provides amounts adequate to discharge estimated future obligations on policies in force. Reserves for life policies issued through 2019 are computed principally by the Net Level Reserve Method and the Commissioners’ Reserve Valuation Method using interest rates
The accompanying notes are an integral part of these statutory basis financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF CASH FLOWS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

ranging from 2.50% to 6.00% and mortality assumptions (primarily Commissioners' Standard Ordinary mortality tables 1941, 1958, 1980, 2001, 2017) as prescribed by regulatory authorities. Starting in 2020, reserves for life policy issues are calculated as the greatest of the stochastic, deterministic and net premium reserve as defined in VM-20. The stochastic and deterministic reserves are principles based reserves using prudent estimate assumptions for interest, mortality and other assumptions. The net premium reserve is calculated using rates of interest from 3.00% to 4.50% and 2017 Commissioners Standard Ordinary mortality.
The NAIC adopted revisions to Actuarial Guideline XXXVIII (“AG38”), effective December 31, 2012. AG38 8D applies to policies issued July 1, 2005 to December 31, 2012 containing secondary guarantees with multiple sets of charges. AG38 8D requires that for this business a company needs to calculate the reserve as it had as of December 31, 2011 (“2011 method”), as well as calculate the deterministic reserve as prescribed under the Valuation Manual (“VM method”) adopted by the NAIC on August 17, 2012, with prescribed changes to have projected asset yields and discount rates, and hold the greater of the two. The Company has calculated its gross and net of reinsurance reserves under both methods described above and holds the greater of the two reserves calculated on both a gross and net basis. The impact of performing the VM method calculations resulted in a gross reserve of $95,546 and a net reserve of $83,097 over what would have been calculated if only using the 2011 method as of December 31, 2024. The impact of performing the VM method calculations resulted in a gross reserve of $153,980 and a net reserve of $133,198 over what would have been calculated if only using the 2011 method as of December 31, 2023.
Reserves for deferred annuities are computed on the basis of interest rates ranging from 2.50% to 8.75% and the reserves for immediate annuities range from 1.00% to 11.25%.
The liability for policy and contract claims includes provisions for reported claims and estimates for claims incurred but not reported, based on the terms of the related policies and contracts and on prior experience. Claim liabilities are based on estimates and are subject to future changes in claim severity and frequency. Estimates are periodically reviewed and adjustments to such liabilities are reflected in current operations.
Reinsurance
For annuity coinsurance and life insurance mortality reinsurance arrangements, reinsurance premiums, claims and claim adjustment expenses are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company remains contingently liable for the liabilities ceded in the event the reinsurers are unable to meet their obligations under the reinsurance agreements. To limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers and monitors its concentration of credit risk. The Company generally reinsures with companies rated “A” or better by A.M. Best. The Company monitors these ratings on an on-going basis as a reinsurer may be downgraded after an agreement has been entered.
Premiums and related costs
Premiums are recognized as revenue over the premium-paying period. Annuity considerations are recognized as revenue when received. Commissions and other costs applicable to the acquisition of policies are charged to operations as incurred.
The accompanying notes are an integral part of these statutory basis financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF CASH FLOWS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

Repurchase agreements
As part of its investment strategy, the Company enters into repurchase agreements to increase the Company’s investment return. The Company accounts for these transactions as secured borrowings, where the amount borrowed is tied to the fair value of the underlying collateral securities. Repurchase agreements involve a sale of securities and an agreement to repurchase the same securities at a later date at an agreed-upon price. These agreements are a bilateral trade agreement.
A majority of the Company’s repurchase agreement arrangements are for contractual terms of greater than one year. As a result, the par value and fair value of the securities sold under agreement to repurchase can change during the term of the repurchase agreement due to amortization, pay downs and changes in fair values. In situations where the underlying collateral subject to repurchase has a fair value greater or less than the contractual requirements under the repurchase agreement, the Company or counterparties are required to post additional collateral. Generally, the amount advanced by the counterparty cannot be less than 95% of the fair value of the underlying collateral sold under the agreement to repurchase.
Income taxes

Under SSAP No. 101, income taxes incurred are charged or credited to net income based upon amounts estimated to be payable or recoverable for the current year. The Company recognizes DTAs and deferred tax liabilities (“DTLs”) for the expected future tax effects attributable to temporary differences between financial statement and tax return bases of assets and liabilities, based on enacted rates and other provisions of the tax laws. All changes in DTAs and DTLs are reported directly in surplus, including the effect of a change in tax laws or rates in the period in which such change is enacted. DTAs are reduced by a valuation allowance if it is more likely than not that all or some portion of the DTAs will not be realized. Adjusted DTAs, after valuation allowance, are further subjected to an admissibility test. Admitted adjusted DTAs are limited to (1) the amount of federal income taxes paid in prior year that can be recovered through loss carrybacks for existing temporary differences that reverse during a timeframe corresponding with IRS tax loss carryback provisions, which currently allow only capital loss carrybacks, plus (2) the lesser of the remaining gross deferred income taxes expected to be realized within three years of the statements of admitted assets, liabilities and capital and surplus date or 15% of adjusted capital and surplus, plus (3) the amount of remaining gross DTAs that can be offset against existing DTLs. The remaining DTAs in excess of the above are non-admitted. The Company files a consolidated federal income tax return with its subsidiaries, MNL Re, Solberg Re and Canal Re.

If applicable, the Company’s liability for income taxes would include a liability for uncertain tax positions, interest and penalties which relate to tax years still subject to review by the IRS or other taxing jurisdictions.

The Company made an accounting policy election to disregard corporate alternative minimum tax (“CAMT”) status when evaluating DTAs under the regular corporate tax system associated with the Inflation Reduction Act of 2022.
See Note 13 for the Company’s SSAP No. 101 calculation.

The accompanying notes are an integral part of these statutory basis financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF CASH FLOWS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

Variable life and annuity products
A portion of the separate accounts held by the Company are funds on which investment income and gains or losses accrue directly to certain policyholders. The assets of these accounts are legally separated and are not subject to the claims that may arise out of any other business of the Company. The Company reports these separate account assets at fair value; the underlying investment risks are assumed by the policyholders. The fair value of the variable separate accounts assets are based on market quoted net asset values of the underlying mutual funds. The Company records the related liabilities at amounts equal to the fair value of the underlying assets. The Company reflects these assets and liabilities in the separate account assets and liabilities lines in the statements of admitted assets, liabilities and capital and surplus. The Company records the fees earned for administrative and contract holder services performed for the separate accounts in other income of the statements of operations.
Separate accounts guaranteed by the general account
Another portion of the separate accounts held by the Company relates to individual bank owned life insurance policies that are non-indexed with fixed guarantees, pension risk transfer policies and registered index-linked annuities. The assets in these separate accounts are carried at book value in accordance with the prescribed practice promulgated by the State of Iowa except for perpetual preferred stock that are held at fair value and derivatives in the RILA separate account that are held at fair value. The Company assumes the underlying risk for the performance of the assets in these separate accounts. The Company reflects these assets and liabilities in the separate account assets and liabilities lines in the statements of admitted assets, liabilities and capital and surplus.
Correction of errors
During 2024, the Company recorded an error correction related to an over accrual of net investment income in prior periods on certain investments. As a result of this correction, surplus has been decreased by $10,939.
In addition, the Company recorded a correction of an error related to an under accrual of interest on expected income tax refunds in prior periods. As a result of this correction, surplus has been increased by $11,698.
The Company does not view these errors either in isolation or in aggregate as a material misrepresentation of its 2023 audited statutory financial statements.
Reconciliation to the statutory annual statement
The Company’s statement of admitted assets, liabilities and capital and surplus included in its statutory financial statements does not agree to the amounts reported in the Company’s 2024 statutory annual statement. The Company corrected a misstatement related to the allowance for mortgage loan losses as well as OTTI on mortgage loans.

The accompanying notes are an integral part of these statutory basis financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF CASH FLOWS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

The following reconciles the aforementioned items between the 2024 statutory financial statements and the 2024 statutory annual statement:

	As Filed in Statutory Annual Statement	Adjustments	As Filed in Statutory Financial Statements
STATEMENT OF ASSETS, LIABILITIES AND CAPITAL AND SURPLUS

ADMITTED ASSETS
Mortgage loans	$3,893,862	$(55,074)	$3,838,788
Current federal income tax receivable	323,780	8,318	332,098
Net deferred tax asset	347,893	1,506	349,399
Total admitted assets	$82,713,376	$(45,250)	$82,668,126

LIABILITIES AND CAPITAL AND SURPLUS
Asset valuation reserve	$894,782	$(36,222)	$858,560
Total liabilities	$77,710,982	$(36,222)	$77,674,760

Unassigned surplus
Net income	$726,516	$(29,557)	696,959
Change in nonadmitted assets	52,798	(1,742)	51,056
Change in unrealized capital gains (losses) net of tax	43,034	(13,587)	29,447
Change in deferred income tax	(54,829)	(364)	(55,193)
Change in asset valuation reserve	(160,247)	36,222	(124,025)
Total capital and surplus	$5,002,394	$(9,028)	$4,993,366

Total liabilities and capital and surplus	$82,713,376	$(45,250)	$82,668,126

STATEMENT OF OPERATIONS
Federal income tax expense	$51,048	$(8,317)	$42,731
Net realized capital losses	(16,329)	(37,874)	(54,203)
Net income	$726,516	$(29,557)	$696,959
Reclassifications
Certain prior year amounts have been reclassified to conform to the current year presentation.
The accompanying notes are an integral part of these statutory basis financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF CASH FLOWS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

2.FAIR VALUE OF FINANCIAL INSTRUMENTS
The carrying value and estimated fair value of the Company’s financial instruments are as follows:

	December 31, 2024
Type of Financial Instrument	Estimated Fair Value	Carrying Value	(Level 1)	(Level 2)	(Level 3)	Not Practicable (Carrying Value)

Financial assets:
Bonds	$49,470,980	$55,595,820	$—	$43,293,436	$6,177,544	$—
Preferred stocks	729,415	781,852	—	724,973	4,442	—
Common stocks - other	264,517	264,517	116,121	148,276	120	—
Mortgage loans	3,700,257	3,838,788	—	3,700,257	—	—
Policy loans	596,140	596,140	—	596,140	—	—
Cash, cash equivalents and short-term investments	2,718,925	2,719,145	576,018	2,102,871	40,036	—
Derivative instruments	1,761,890	749,024	10,472	1,751,418	—	—
Other invested assets	1,216,224	1,326,917	—	612,273	603,951	6,187
Separate accounts	7,182,508	7,566,444	3,281,818	3,758,184	142,506	—

Financial liabilities:
Liabilities for deposit-type contracts	$1,371,478	$1,360,258	$—	$—	$1,371,478	$—
Repurchase agreements, FHLB advances and collateral on derivative instruments	8,072,591	8,128,899	411,551	7,661,040	—	—
Derivative instruments	778,337	264,836	—	778,337	—	—
The accompanying notes are an integral part of these statutory basis financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF CASH FLOWS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

	December 31, 2023
Type of Financial Instrument	Estimated Fair Value	Carrying Value	(Level 1)	(Level 2)	(Level 3)	Not Practicable (Carrying Value)

Financial assets:
Bonds	$48,965,730	$54,716,780	$—	$43,823,680	$5,142,050	$—
Preferred stocks	951,265	986,390	—	942,881	8,384	—
Common stocks - other	247,960	247,960	95,864	148,276	3,820	—
Mortgage loans	3,646,156	3,790,420	—	3,646,156	—	—
Policy loans	528,710	528,710	—	528,710	—	—
Cash, cash equivalents and short-term investments	1,709,173	1,709,358	339,129	1,370,044	—	—
Derivative instruments	1,744,190	641,206	7,295	1,736,895	—	—
Other invested assets	1,537,311	1,542,032	—	810,107	727,204	11,660
Separate accounts	6,334,467	6,655,453	3,010,291	3,189,136	135,040	—

Financial liabilities:
Liabilities for deposit-type contracts	$451,762	$443,181	$—	$—	$451,762	$—
Repurchase agreements, FHLB advances and collateral on derivative instruments	8,089,458	8,197,190	358,445	7,731,013	—	—
Derivative instruments	851,587	249,442	—	851,587	—	—
Included in various investment related line items in the statements of admitted assets, liabilities and capital and surplus are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or for certain bonds and preferred stocks when carried at the lower of cost or fair value.
The Company has certain financial instruments for which it is not practicable to estimate fair value. These instruments are Build America Bond tax credits that have been stripped from the principal portion of the bond. The tax credits are nontransferable. Therefore, there is no active market for the tax credits and the fair value is not readily estimable.
Fair value measurements
Fair value is based on an exit price, which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value guidance also establishes a hierarchical disclosure framework which prioritizes and ranks the level of market price observability used in measuring financial instruments at fair value. Market price observability is affected by a number of factors, including the type of instrument and the characteristics specific to the instrument. Financial instruments with readily available active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.
The Company determines the fair value of its investments, in the absence of observable market prices, using the valuation methodologies described below applied on a consistent basis. For some investments,
The accompanying notes are an integral part of these statutory basis financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF CASH FLOWS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

market activity may be minimal or nonexistent and management’s determination of fair value is then based on the best information available in the circumstances and may incorporate management’s own assumptions, which involves a significant degree of judgment.
Investments for which market prices are not observable are generally private investments, securities valued using non-binding broker quotes, or securities with very little trading activity. Fair values of private investments are determined by reference to public market or private transactions or valuations for comparable companies or assets in the relevant asset class when such amounts are available. If these are not available, a discounted cash flow analysis using interest spreads adjusted for the maturity/average life differences may be used. Spread adjustments are intended to reflect an illiquidity premium and take into account a variety of factors including but not limited to senior unsecured versus secured, par amount outstanding, number of holders, maturity, average life, composition of lending group, debt rating, credit default spreads, default rates and credit spreads applicable to the security sector. These valuation methodologies involve a significant degree of judgment.
Financial instruments measured and reported at fair value are classified and disclosed in one of the following categories:
Level 1 – Quoted prices are available in active markets that the Company has the ability to access for identical financial instruments as of the reporting date. The types of financial instruments included in Level 1 are listed equities, mutual funds, money market funds, non-interest bearing cash, exchange traded futures and separate account assets. As required by the fair value measurements guidance, the Company does not adjust the quoted price for these financial instruments, even in situations where it holds a large position and a sale could reasonably impact the quoted price.
Level 2 – Fair values are based on quoted prices for similar assets or liabilities in active and inactive markets. Inactive markets involve few transactions for similar assets or liabilities and the prices are not current or price quotations vary substantially over time or among market makers, which would include some broker quotes. Level 2 inputs also include corroborated market data such as interest rate spreads, yield curves, volatilities, prepayment speeds, credit risks and default rates. Financial instruments that are generally included in this category include corporate bonds, asset-backed securities, CMOs, short-term investments, less liquid and restricted equity securities and over-the-counter derivatives.
Level 3 – Pricing inputs are unobservable for the financial instrument and include situations where there is little, if any, market activity for the financial instrument. These inputs may reflect the Company’s estimates of the assumptions that market participants would use in valuing the financial instruments. Financial instruments that are included in this category generally include private corporate securities and collateralized debt obligations.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, a financial instrument’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the financial instrument. From time to time there may be movements between levels as inputs become more or less observable, which may depend on several factors including the activity of the market for the specific security, the activity of the market for similar securities, the level of risk spreads and the source of the information from which the Company obtains the information.
The accompanying notes are an integral part of these statutory basis financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF CASH FLOWS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

The Company relies on third party pricing services and independent broker quotes to value bonds and equity securities. The third party pricing services use discounted cash flow models or the market approach to value the securities when the securities are not traded on an exchange. The following characteristics are considered in the valuation process: benchmark yields, reported trades, issuer spreads, bids, offers, benchmark and comparable securities, estimated cash flows and prepayment speeds.
The Company performs both quantitative and qualitative analysis of the prices. The review includes initial and ongoing review of the third party pricing methodologies, back testing of recent trades, and review of pricing trends and statistics.
The following tables summarize the valuation of the Company’s financial instruments carried at fair value as presented in the statements of admitted assets, liabilities and capital and surplus, by the fair value hierarchy levels defined in the fair value measurements guidance. Methods and assumptions used to determine the fair values are described in Note 1.

	December 31, 2024
	Level 1		Level 2		Level 3	Net Asset Value	Total
Financial assets (carried at fair value):
Bonds	$—		$1,126		$1,486	$—	$2,612
Preferred stocks	—		515,049		4,442	—	519,491
Common stocks - other	116,121		148,276		120	—	264,517
Derivative instruments - foreign exchange forwards	—		2,187		—	—	2,187
Derivative instruments - futures	10,472		—		—	—	10,472
Other invested assets	—		4,473		9,183	—	13,656
Separate account assets (a)	3,184,060		—		—	—	3,184,060

Financial liabilities (carried at fair value):
Derivative instruments - interest rate swaps	$—	12,530	$3,291	—	$—	$—	$3,291
Derivative instruments - foreign exchange forwards	—		1		—	—	1
The accompanying notes are an integral part of these statutory basis financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF CASH FLOWS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

	December 31, 2023
	Level 1	Level 2	Level 3	Net Asset Value	Total
Financial assets (carried at fair value):
Bonds	$—	$4,700	$2,567	$—	$7,267
Preferred stocks	—	696,120	8,000	—	704,120
Common stocks - other	95,864	148,276	3,820	—	247,960
Derivative instruments - interest rate swaps	—	2,860	—	—	2,860
Derivative instruments - futures	7,295	—	—	—	7,295
Separate account assets (a)	2,940,919	—	—	—	2,940,919

Financial liabilities (carried at fair value):
Derivative instruments - interest rate floors and swaps	$—	$8,653	$—	$—	$8,653
Derivative instruments - foreign exchange forwards	—	1,761	—	—	1,761
(a)Fair values and changes in fair values of separate account assets generally accrue directly to policyholders and are not included in the Company’s revenues, benefits, expenses or surplus. The amounts shown in the previous tables include only the assets for the variable life insurance and variable annuity separate accounts; the amounts exclude the assets for the separate accounts guaranteed by the general account.
Included in bonds are those that have been impaired at the reporting date or NAIC 6 and are carried at fair value. SVO valuations are used for some bonds when available. SVO valuations are based upon publicly available prices for identical or similar assets or on valuation models or matrices using observable inputs. Bonds not valued using SVO valuations are those that have been impaired but not designated as in default by the SVO. Fair values for such securities may be determined utilizing unobservable inputs.
The changes in financial instruments measured at fair value, excluding accrued interest income, for which Level 3 inputs were used to determine fair value are as follows:

	December 31, 2024
	Beginning Balance	Transfers into Level 3	Transfers out of Level 3	Total gains and (losses) in Surplus	Purchases	Sales	Settlements	Ending Balance
Financial assets (carried at fair value):
Bonds - industrial & miscellaneous	$2,567	$—	$—	$567	$—	$(1,648)	$—	$1,486
Preferred stocks	8,000	—	—	—	4,442	(8,000)	—	4,442
Common stocks - other	3,820	—	—	81	26	(3,807)	—	120
Other invested assets	—	6,479	—	(5,262)	7,966	—	—	9,183
Total assets	$14,387	$6,479	$—	$(4,614)	$12,434	$(13,455)	$—	$15,231
The accompanying notes are an integral part of these statutory basis financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF CASH FLOWS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

	December 31, 2023
	Beginning Balance	Transfers into Level 3	Transfers out of Level 3	Total gains and (losses) in Surplus	Purchases	Sales	Settlements	Ending Balance
Financial assets (carried at fair value):
Bonds - industrial & miscellaneous	$11,304	$—	$—	$(554)	$—	$(8,183)	$—	$2,567
Preferred stocks	—	8,000	—	—	—	—	—	8,000
Common stocks - other	3,790	—	—	30	—	—	—	3,820
Total assets	$15,094	$8,000	$—	$(524)	$—	$(8,183)	$—	$14,387
3.INVESTMENTS AND INVESTMENT INCOME
Bond and stock investments
The admitted value, gross unrealized gains, gross unrealized losses and estimated fair value of investments in bonds and preferred stocks are as follows:

	December 31, 2024
	Admitted Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Bonds
U.S. governments	$2,154,086	$7,590	$408,397	$1,753,279
All other governments	1,632,036	2,559	405,403	1,229,192
U.S. states, territories and possessions, etc. guaranteed	1,682,556	15,797	244,657	1,453,696
U.S. political subdivisions of states, territories, and possessions, guaranteed	5,783	—	478	5,305
U.S. special revenue & special assessment obligations, non-guaranteed	9,180,268	69,430	1,310,771	7,938,927
Industrial and miscellaneous	40,216,472	272,709	4,103,798	36,385,383
Bank loans	724,619	4,424	23,845	705,198
Total bonds	$55,595,820	$372,509	$6,497,349	$49,470,980

Preferred stocks	$781,852	$516	$52,953	$729,415
The accompanying notes are an integral part of these statutory basis financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF CASH FLOWS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

	December 31, 2023
	Admitted Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Bonds
U.S. governments	$3,396,220	$6,709	$633,930	$2,768,999
All other governments	1,248,653	140	309,890	938,903
U.S. special revenue & special assessment obligations, non-guaranteed	12,223,325	134,437	1,485,697	10,872,065
Industrial and miscellaneous	36,771,743	287,338	3,741,240	33,317,841
Bank loans	748,234	9,411	20,898	736,747
Parent, subsidiaries and affiliates	328,605	3,561	991	331,175
Total bonds	$54,716,780	$441,596	$6,192,646	$48,965,730

Preferred stocks	$986,390	$1,423	$36,548	$951,265
The cost, gross unrealized gains, gross unrealized losses, and admitted value of common stocks - subsidiaries and common stocks - other are as follows:

	December 31, 2024
	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Admitted Value
Subsidiaries	$1,940,322	$151,192	$3,721	$2,087,793
Other	270,540	140	6,163	264,517
Total	$2,210,862	$151,332	$9,884	$2,352,310

	December 31, 2023
	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Admitted Value
Subsidiaries	$782,822	$107,407	$—	$890,229
Other	256,428	47	8,515	247,960
Total	$1,039,250	$107,454	$8,515	$1,138,189

The accompanying notes are an integral part of these statutory basis financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF CASH FLOWS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

The admitted value and estimated fair value of investments in bonds, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties:

	2024
	Admitted Value	Estimated Fair Value

Due in one year or less	$1,221,828	$1,223,919
Due after one year through five years	4,208,989	4,131,523
Due after five years through ten years	7,363,061	6,925,717
Due after ten years	27,227,550	22,483,931
Securities not due at a single maturity date (primarily mortgage-backed securities)	15,574,392	14,705,890
Total bonds	$55,595,820	$49,470,980

As of December 31, 2024, the Company had 8 bonds rated 5GI with a book adjusted carrying value of $7,245 and fair value of $6,021. As of December 31, 2023, the Company had 8 bonds rated 5GI with a book adjusted carrying value of $43,508 and fair value of $45,126. There were no preferred stocks rated 5GI as of December 31, 2024 or December 31, 2023.

The accompanying notes are an integral part of these statutory basis financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF CASH FLOWS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

Gross unrealized losses
The Company’s gross unrealized losses and estimated fair value on its bonds and preferred stocks, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, are as follows:

	December 31, 2024
	Less than 12 Months		12 Months or More		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Bonds
U.S. governments	$195,343	$5,839	$1,418,153	$402,558	$1,613,496	$408,397
All other governments	552,925	227,523	632,792	177,880	1,185,717	405,403
U.S. states, territories and possessions, etc. guaranteed	294,699	46,825	776,082	197,832	1,070,781	244,657
U.S. political subdivisions of states, territories and possessions, guaranteed	2,255	15	3,050	463	5,305	478
U.S. special revenue & special assessment obligations, non-guaranteed	1,149,432	57,276	5,880,950	1,253,495	7,030,382	1,310,771
Industrial and miscellaneous	8,796,673	805,600	16,901,638	3,298,198	25,698,311	4,103,798
Bank loans	192,869	2,674	68,020	21,171	260,889	23,845
Total bonds	11,184,196	1,145,752	25,680,685	5,351,597	36,864,881	6,497,349

Preferred stocks - redeemable	80,007	19,778	89,023	33,175	169,030	52,953
Total bonds and preferred stocks	$11,264,203	$1,165,530	$25,769,708	$5,384,772	$37,033,911	$6,550,302
The accompanying notes are an integral part of these statutory basis financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF CASH FLOWS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

	December 31, 2023
	Less than 12 Months		12 Months or More		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Bonds
U.S. government	$133,567	$962	$2,440,915	$632,968	$2,574,482	$633,930
All other governments	6,577	2,205	929,184	307,685	935,761	309,890
U.S. special revenue & special assessment obligations, non-guaranteed	355,913	5,329	7,828,557	1,480,368	8,184,470	1,485,697
Industrial and miscellaneous	1,977,341	87,288	23,450,646	3,653,952	25,427,987	3,741,240
Bank loans	72,611	3,863	243,805	17,035	316,416	20,898
Parent, subsidiaries and affiliates	—	—	58,187	991	58,187	991
Total bonds	2,546,009	99,647	34,951,294	6,092,999	37,497,303	6,192,646

Preferred stocks - redeemable	—	—	147,002	36,548	147,002	36,548
Total bonds and preferred stocks	$2,546,009	$99,647	$35,098,296	$6,129,547	$37,644,305	$6,229,194

At December 31, 2024, the Company held 5,520 positions in bonds and preferred stocks. The table above includes 4,146 positions of 2,090 issuers as of December 31, 2024. As of December 31, 2024, 96% of the unrealized losses on bonds were securities rated investment grade. Investment grade securities are defined as those securities rated 1 or 2 by the SVO. Preferred stocks in the above tables consist primarily of redeemable preferred stocks. At December 31, 2024, bonds and preferred stocks in an unrealized loss position had fair value equal to 85% of amortized cost.

The accompanying notes are an integral part of these statutory basis financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF CASH FLOWS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

Other-than-temporary impairments
As a result of the Company’s review of OTTI of investment securities, OTTI recognized on loan-backed and structured securities is summarized in the following table:

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Recognized OTTI	Amortized Cost After OTTI	Fair Value at time of OTTI	Date of Financial Statement Where Reported
456606AF9	$77	$20	$57	$77	9/30/2024
61748JAE7	967	112	855	982	9/30/2024
BAN0VUVR8	560	23	537	294	9/30/2024
00216AAC1	8,500	1,790	6,710	6,657	12/31/2024
02149HBR0	418	38	380	374	12/31/2024
02660TFJ7	1,135	86	1,049	1,031	12/31/2024
04682AAB0	15,000	584	14,416	14,364	12/31/2024
04682AAC8	11,000	480	10,520	10,378	12/31/2024
04682AAJ3	8,500	694	7,806	7,786	12/31/2024
04682AAL8	5,000	444	4,556	4,496	12/31/2024
05532CAK5	464	81	383	376	12/31/2024
05532EAR6	5,027	483	4,544	4,459	12/31/2024
05532VBB2	148	75	73	70	12/31/2024
05608XAJ1	13,700	43	13,657	11,650	12/31/2024
07388DAC2	753	47	706	695	12/31/2024
12668A2P9	1,626	120	1,506	1,463	12/31/2024
456606AF9	73	4	69	72	12/31/2024
45660LA25	1,415	357	1,058	1,023	12/31/2024
61748JAE7	955	10	945	943	12/31/2024
74958WAB2	1,169	264	905	890	12/31/2024
76113NAC7	1,532	145	1,387	1,343	12/31/2024
BAN0VUVR8	537	242	295	289	12/31/2024
BAN0VUVS6	280	57	223	93	12/31/2024
		$6,199
Impairments of $3,992 were recognized during the year due to intent to sell. Additionally, impairments of $2,207 were recognized during the year as it was more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis.
The accompanying notes are an integral part of these statutory basis financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF CASH FLOWS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

Net investment income and net realized capital gains (losses)
The major categories of net investment income reflected in the statements of operations are summarized as follows:

	2024	2023	2022
Bonds	$2,565,667	$2,534,053	$2,351,761
Preferred stocks	50,285	78,691	88,961
Common stocks - subsidiaries	70,471	3,663	—
Common stocks - other	14,374	11,040	15,105
Mortgage loans	195,547	176,173	183,527
Real estate	6,525	6,525	6,525
Policy loans	27,990	29,270	23,969
Cash, cash equivalents and short-term investments	112,177	79,043	6,106
Derivative instruments	509,269	(255,426)	(403,530)
Other invested assets	309,600	166,654	197,483
Other investment income	3,020	5,344	3,283
Total gross investment income	3,864,925	2,835,030	2,473,190
Less: Investment expenses	551,995	494,065	284,294
Net investment income	$3,312,930	$2,340,965	$2,188,896
Investment expenses consist primarily of investment advisory fees, interest expense on repurchase agreements, interest expense on FHLB advances, interest on surplus notes, interest related to derivative collateral liabilities and other expenses related to the administration of investments.
The Company recognized $2,002, $61, and $22,546 of net investment income for the years ended December 31, 2024, 2023, and 2022, respectively related to prepayment penalties or acceleration fees on bonds in the general account that were called. The total number of called bonds in the general account were 130, 1, and 30 for the years ended December 31, 2024, 2023, and 2022, respectively.
The Company recognized $26, $0, and $678 of net investment income for the years ended December 31, 2024, 2023, and 2022, respectively related to prepayment penalties or acceleration fees on bonds in the separate account that were called. The total number of called bonds in the separate account were 39, 0, and 7 for the years ended December 31, 2024, 2023, and 2022, respectively.
The accompanying notes are an integral part of these statutory basis financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF CASH FLOWS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

The major categories of net realized capital gains (losses) reflected in the statements of operations are summarized as follows:

	2024	2023	2022
Bonds	$(369,609)	$(222,049)	$(232,283)
Preferred stocks	(13,921)	(240,506)	(511)
Common stocks - other	7,326	(25,172)	(1,450)
Mortgage loans	(59,614)	(12,541)	(70)
Short-term investments	2	—	(23)
Derivative instruments	(320)	(18,165)	13,952
Other invested assets	59,393	4,572	362
Realized capital losses	(376,743)	(513,861)	(220,023)
Income tax effects	88,014	122,649	30,414
Amounts transferred to IMR (net of federal income taxes of $(62,342), $(29,010) and $(41,769))	234,526	109,132	157,131
Net realized capital losses	$(54,203)	$(282,080)	$(32,478)
Proceeds from the sale of investments in bonds and the gross gains and losses realized on these sales (excluding OTTI losses, maturities, calls, exchanges and prepayments) were as follows:

	2024	2023	2022
Proceeds from sales	$3,049,940	$5,304,764	$7,633,843
Gross realized gains	29,216	63,968	101,055
Gross realized losses	(339,770)	(293,228)	(231,403)
The gross realized gains (losses) on the bonds represent the difference between the proceeds from the sale of the bonds and the basis of the bonds, which is primarily amortized cost.
Mortgage loans
The following table summarizes the Company’s mortgage loans by property type:

	2024		2023
	Carrying Value	% of Total	Carrying Value	% of Total
Office	$1,306,831	35%	$1,549,095	41%
Hotel	817,738	21%	745,283	20%
Retail	704,116	18%	779,294	21%
Industrial	631,790	16%	387,114	10%
Multi-family	251,736	7%	192,096	5%
Other	112,500	3%	122,914	3%
Medical	14,077	0%	14,624	0%
Total	$3,838,788	100%	$3,790,420	100%

The accompanying notes are an integral part of these statutory basis financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF CASH FLOWS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

Mortgage loans by United States geographic locations are as follows:

	2024		2023
	Carrying Value	% of Total	Carrying Value	% of Total
Pacific	$1,294,869	34%	$1,148,049	30%
Middle Atlantic	795,274	21%	830,001	22%
South Atlantic	775,644	20%	924,705	24%
Mountain	611,456	16%	494,743	13%
New England	109,567	3%	163,628	4%
East North Central	90,346	2%	63,122	2%
West South Central	62,923	2%	30,715	1%
East South Central	53,242	1%	61,107	2%
West North Central	45,467	1%	74,350	2%
	$3,838,788	100%	$3,790,420	100%

The Company’s mortgage loans by origination year are as follows:

	Carrying Value	% of Total
2024	$701,116	18%
2023	299,209	8%
2022	935,337	24%
2021	319,799	8%
2020 and prior	1,583,327	42%
	$3,838,788	100%
The Company has no outstanding commitments on mortgage loans at December 31, 2024.
Any loan delinquent on contractual payments over 90 days past due is considered non-performing. At December 31, 2024, there were five non-performing commercial mortgage loans, with carrying values of $34,325, net of the allowance, that were over 90 days past due on contractual payments. At December 31, 2023, there were two non-performing commercial loans with carrying values of $6,769 that were over 90 days past due on contractual payments.
Mortgage loan equivalent ratings are based on the expected loss of the security rather than the probability of defaults. Ratings are assessed by looking at the financial condition of the borrower to make required payments, including the value of the underlying collateral, the market in which the collateral is operating and the level of associated debt.
The accompanying notes are an integral part of these statutory basis financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF CASH FLOWS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

Information regarding the Company’s credit quality indicators for its recorded investment in mortgage loans, net of valuation allowances is as follows:

	December 31, 2024		December 31, 2023
	Carrying Value	% of Total	Carrying Value	% of Total
Risk category:
CM1	$1,607,453	42%	1,748,099	46%
CM2	1,664,122	43%	1,725,213	46%
CM3	513,688	13%	267,915	7%
CM4	19,200	1%	15,829	0%
In or near default	34,325	1%	33,364	1%
Total mortgage loans	$3,838,788	100%	$3,790,420	100%
The Company acquired 23 new commercial mortgage loans in 2024 with interest rates ranging from 2.38% to 8.21%.
Information regarding the Company’s loan to value ratio for its recorded investment in mortgage loans, net of valuation allowances is as follows:

	December 31, 2024		December 31, 2023
	Carrying Value	% of Total	Carrying Value	% of Total
Less than 50%	$1,489,237	39%	$2,108,878	56%
50% to 60%	1,441,022	37%	939,488	25%
61% to 70%	725,001	19%	735,060	19%
71% to 80%	183,528	5%	6,994	0%
81% to 90%	—	0%	—	0%
91% to 100%	—	0%	—	0%
Over 100%	—	0%	—	0%
Total mortgage loans	$3,838,788	100%	$3,790,420	100%
The loan-to-value ratio is determined using the most recent appraised value. Appraisals are ordered at origination, and updated when and if there is an indication of a possible significant collateral decline or there are loan modifications or refinance requests. A loan-to-value ratio in excess of 100% indicates the unpaid loan amount exceeds the underlying collateral.
The Company reviews its mortgage loans for impairment on an on-going basis. It considers such factors as delinquency of payments, decreases in the value of underlying properties, the financial condition of the mortgagor and the impact of general economic conditions in the geographic areas of the properties collateralizing the mortgages. Once the determination is made that a mortgage loan is impaired, the primary consideration used to determine the amount of the impairment is the fair market value of the underlying property. The Company assumes it would receive the proceeds from the sale of the underlying property less sale expenses. The Company maintains a general allowance for mortgage loan losses. The allowance is determined through an analysis of specific loans that are believed to have a higher risk of credit impairment. The Company held an allowance of $35,150 and $12,207 at December 31, 2024 and 2023, respectively.
The accompanying notes are an integral part of these statutory basis financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF CASH FLOWS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

Five mortgage loans were impaired during the year ended December 31, 2024 via direct write down of the carrying amount of the loan in the amount of $37,874. Three mortgage loans were impaired during the year ended December 31, 2023 via direct write down of the carrying amount of the loan in the amount of $11,442. The impairments were recognized in net realized capital losses in the statements of operations.

The recorded investment and unpaid principal balance of the impaired mortgage loans are $34,325 and $100,991, respectively, as of December 31, 2024. The average recorded investment in impaired loans was $39,948 and $34,176 for the years ended December 31, 2024 and 2023, respectively.
The total recorded investment in restructured loans was $30,389 and $0 as of December 31, 2024 and 2023, respectively. Realized losses related to these loans were $37,031 and $0 for the years ended December 31, 2024 and 2023, respectively. There are no contractual commitments to extend credit to debtors owing receivables whose terms have been modified in troubled debt restructurings. The Company does not accrue interest income on impaired mortgage loans. Net investment income reflects interest income on impaired mortgage loans only after the payment is received.
The Company did not take ownership of real estate in satisfaction of any mortgage loans during 2024 and 2023. Real estate acquired through foreclosure is a component of real estate in the statements of admitted assets, liabilities, and capital and surplus.
The Company held unaffiliated collateral loans of $277,842 as of December 31, 2024 secured by limited partnerships.
Credit risk concentration
The Company generally strives to maintain a diversified invested assets portfolio. Credit risk concentrations to any single issuer or groups of issuers with similar credit profiles are closely monitored. Other than investments in U.S. government or U.S. government agencies, the Company has no significant concentration of credit risk.
Restricted assets
The following assets are subject to applicable restrictions under each of the following areas:

	December 31, 2024
Restricted Asset Category	Total Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Subject to repurchase agreements	$6,000,372	7%	7%
FHLB capital stock	148,276	0%	0%
On deposit with states	4,427	0%	0%
Pledged as collateral to FHLB	3,072,795	4%	4%
Pledged as collateral not captured in other categories	602,935	1%	1%
Total restricted assets	$9,828,805	12%	12%
The accompanying notes are an integral part of these statutory basis financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF CASH FLOWS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

	December 31, 2023
Restricted Asset Category	Total Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Subject to repurchase agreements	$6,204,335	8%	8%
FHLB capital stock	148,276	0%	0%
On deposit with states	3,274	0%	0%
Pledged as collateral to FHLB	3,072,795	4%	4%
Pledged as collateral not captured in other categories	45,632	0%	0%
Total restricted assets	$9,474,312	12%	12%
Other
FHLB
The Company is a member of FHLB of Des Moines. In order to maintain its membership and borrow funds, the Company is required to purchase FHLB equity securities. As of December 31, 2024 and 2023, the Company owns common stock totaling $148,276 which is carried at cost. Resale of these securities is restricted only to FHLB. As a member of FHLB, the Company can borrow money provided that FHLB’s collateral and stock ownership requirements are met. The maximum amount a member can borrow is equal to thirty percent of the Company’s asset balance as of the prior quarter end subject to availability of acceptable collateral. The interest rate and repayment terms differ depending on the type of advance and the term selected. At December 31, 2024 and 2023, the Company had outstanding advances of $3,072,795 from FHLB (see Note 7).
Deposits with regulatory authorities
At December 31, 2024 and 2023, securities (primarily bonds) with admitted carrying values of $4,427 and $3,274 respectively, were on deposit with regulatory authorities as required by law.
The accompanying notes are an integral part of these statutory basis financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF CASH FLOWS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

4.DERIVATIVES AND DERIVATIVE INSTRUMENTS
The following table presents the notional amounts, estimated fair value and carrying value of derivatives:

	December 31, 2024
	Notional Amount	Estimated Fair Value	Carrying Value
Assets:
Derivative instruments:
Call options	$27,009,301	$1,749,231	$736,365
Futures	32,053	10,472	10,472
Foreign exchange forwards	77,828	2,187	2,187
		$1,761,890	$749,024
Liabilities:
Derivative instruments:
Interest rate swaps	$400,000	$3,291	$3,291
Foreign exchange forwards	246	1	1
Written options	11,059,926	775,045	261,544
		$778,337	$264,836

	December 31, 2023
	Notional Amount	Estimated Fair Value	Carrying Value
Assets:
Derivative instruments:
Call options	$24,598,064	$1,734,035	$631,051
Futures	44,103	7,295	7,295
Interest rate swaps	82,000	2,860	2,860
		$1,744,190	$641,206
Liabilities:
Derivative instruments:
Interest rate swaps	$400,000	$8,653	$8,653
Foreign exchange forwards	73,311	1,761	1,761
Written options	9,187,699	841,173	239,028
		$851,587	$249,442
The accompanying notes are an integral part of these statutory basis financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF CASH FLOWS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

The following table presents the impact of derivatives on net investment income and change in unrealized capital gains (losses):

	2024	2023	2022
Gain (loss) recognized in net investment income
Options	$526,485	$(253,237)	$(335,498)
Futures	(9,839)	(860)	(72,914)
Interest rate swaps	(7,377)	(1,143)	3,550
Interest rate floors	—	(186)	1,332
	$509,269	$(255,426)	$(403,530)

Gain (loss) recognized in net unrealized gains (losses):
Interest rate swaps	$2,502	$(3,273)	$(3,813)
Interest rate floors	—	186	(3,430)
Foreign exchange derivatives	3,947	(1,918)	1,877
	$6,449	$(5,005)	$(5,366)
The Company accounts for its financial options, futures, interest rate swaps, and other derivatives in accordance with SSAP 86, Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions, except for those options accounted for in accordance with IAC 191-97, as discussed in Note 1. Following is a discussion of the various derivatives used by the Company.
Options and futures
The Company has indexed annuity and indexed universal life products that provide for a guaranteed base return and a higher potential return tied to several major equity market indices. In order to fund these benefits the Company purchases index options that compensate the Company for any appreciation over the strike price and offsets the corresponding increase in the policyholder obligation. The Company also enters futures contracts to compensate it for increases in the same indices. The Company classifies these options and futures as derivative instruments.
In accordance with IAC 191-97, the Company carries financial options at amortized cost and amortizes the cost of the index options against investment income over the term of the option. When the options mature, any value received by the Company is reflected as investment income.
The futures contracts have no initial cost and are marked to market daily. That daily mark-to-market is settled through the Company’s variation margin accounts maintained with the counterparty. The Company reports the change in the futures variation margin accounts as investment income.
The hedged annuity liabilities are reported in the statutory statements of admitted assets, liabilities and capital and surplus as a component of liabilities for future policy benefits in accordance with IAC 191-97 and credited indexed returns are reflected in the reserve as realized based on actual index performance. The hedged life liabilities are reported in the statutory statements of admitted assets, liabilities and capital
The accompanying notes are an integral part of these statutory basis financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF CASH FLOWS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

and surplus as a component of liabilities for future policy benefits equal to the implied fair value appreciation of the index options until the policy anniversary date. At the anniversary date, the annuity and life policyholder account values are revalued with amounts credited to the policyholders recognized as a component of increase in aggregate reserves.
Other derivative instruments
The Company has entered into interest rate swap agreements to help manage its overall exposure to interest rate changes. These other derivative instruments do not hedge specific assets or liabilities and as such are not accounted for under hedge accounting. In accordance with SSAP 86, these swaps are reported at fair value in the statements of admitted assets, liabilities and capital and surplus and changes in the fair value are reported as a change in unassigned surplus. The Company recognizes income (expense) on interest rate swaps through investment income. This income is received or paid on reset/settlement date and is accrued until the next reset date.
The Company has entered into foreign currency forwards to protect itself against currency fluctuations on foreign currency denominated financial instruments. These forwards are reported at fair value in the statutory statements of admitted assets, liabilities, and capital and surplus and changes in fair value are reported as a component of change in unassigned surplus.
The following relates to interest rate swaps. The interest rates are measured against SOFR:

	2024	2023
Interest rate swaps:
Fixed rates	0.72% to 3.23%	0.72% to 3.23%
Variable rates	4.96%	5.61%
Collateral on derivatives
As a result of market value changes, certain financial institutions involved in the interest rate swap agreements and financial options deposit cash with the Company to collateralize these obligations. The cash collateral and the amount that the Company was permitted to repledge were $411,551 and $358,445 at December 31, 2024 and 2023, respectively. The obligation to repay the collateral is reflected in repurchase agreements, FHLB advances and collateral on derivatives in the statements of admitted assets, liabilities and capital and surplus.
The Company generally limits its selection of counterparties that are obligated under its non-exchange traded derivative contracts to those with investment grade ratings. As of December 31, 2024, no counterparty had more than 3% exposure to the fair value of the Company’s derivative contracts. Entering into such agreements from financial institutions with long-standing performance records minimizes the credit risk. The amounts of such exposure are essentially the net replacement cost or fair value for such agreements with each counterparty, as well as any interest due the Company from the last interest payment period less any collateral posted by the financial institution.
The accompanying notes are an integral part of these statutory basis financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF CASH FLOWS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

5.OFFSETTING OF ASSETS AND LIABILITIES
Certain of the Company’s derivative instruments are subject to enforceable master netting arrangements that provide for the net settlement of all derivative contracts between the Company and counterparty in the event of default or upon the occurrence of certain termination events. Collateral support agreements are also in place requiring the Company or the counterparty to pledge collateral in the event minimum thresholds have been reached, typically related to the fair value of the outstanding derivatives. Additionally, certain of the Company’s repurchase agreements provide for net settlement on termination of the agreement.
The Company reports derivative instruments and repurchase agreements on a gross basis within the statements of admitted assets, liabilities, and capital and surplus.
The tables below present the Company’s gross and net derivative instruments and gross and net repurchase agreements by asset and liabilities:

	December 31, 2024
	Gross Amounts Presented in the Balance Sheet	Collateral- Financial Instruments and/or Cash	Net Amount
Offsetting of financial assets:
Derivatives	$749,024	$411,551	$337,473
Total financial assets	$749,024	$411,551	$337,473

Offsetting of financial liabilities:
Derivatives	$264,836	$—	$264,836
Repurchase agreements	4,644,553	4,644,553	—
Total financial liabilities	$4,909,389	$4,644,553	$264,836

	December 31, 2023
	Gross Amounts Presented in the Balance Sheet	Collateral- Financial Instruments and/or Cash	Net Amount
Offsetting of financial assets:
Derivatives	$641,206	$358,445	$282,761
Total financial assets	$641,206	$358,445	$282,761

Offsetting of financial liabilities:
Derivatives	$249,442	$—	$249,442
Repurchase agreements	4,765,951	4,765,951	—
Total financial liabilities	$5,015,392	$4,765,951	$249,442
The accompanying notes are an integral part of these statutory basis financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF CASH FLOWS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

6.REAL ESTATE AND EQUIPMENT
The Company purchases and capitalizes various classes of assets in the regular course of its insurance operations. These assets are amortized using the straight-line and accelerated declining balance methodologies over a specified period of years that varies with the class of asset that ranges from 3 years to 39 years. The depreciation expense recorded in 2024, 2023 and 2022 was $31,244, $25,927 and $19,886, respectively. Following is a summary of the capitalized assets (including the Company’s office buildings and real estate acquired in satisfaction of mortgage loans) and the related accumulated depreciation for the major classes of assets:

	Range of Useful Lives	2024	2023

Land	N/A	$10,936	$10,936
Land improvements	15 years	1,099	1,099
Buildings and improvements	39 years	101,003	100,853
Leasehold improvements	10 years	2,115	2,115
Furniture and fixtures	7 years	6,211	6,203
Computer equipment and software	3 years	307,051	292,356
Other	5 years	38	38
		428,453	413,600
Accumulated depreciation		(281,621)	(250,389)
Nonadmitted		(45,940)	(60,802)
Net admitted value		$100,892	$102,409
The net admitted value of these assets is reflected in the following lines in the Company’s statements of admitted assets, liabilities and capital and surplus:

	2024	2023
Real Estate	$95,966	$98,402
Other admitted assets	4,926	4,007
At December 31, 2024 and 2023, real estate consists of $95,966 and $98,402, respectively, for the Company’s offices.
7.FHLB ADVANCES
The Company is a member of FHLB of Des Moines. In accordance with the FHLB membership agreement, the Company can be required to purchase FHLB common stock in order to borrow funds. These borrowings are reported as FHLB advances in the statements of admitted assets, liabilities and capital and surplus. The Company purchased $0 and $15,364 of additional common stock in 2024 and 2023, respectively. The Company did not sell any common stock in 2024 or 2023. In addition, the Company has posted mortgage loans and agency MBS/CMO fixed income securities with fair values in excess of the amount of the borrowings as collateral.
The accompanying notes are an integral part of these statutory basis financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF CASH FLOWS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

The amount of FHLB stock held is as follows:

	2024	2023
Membership stock - class A	$10,000	$10,000
Activity stock	138,276	138,276
Total	$148,276	$148,276
The Class A Membership Stock is not eligible for redemption.
At December 31, 2024 and 2023, the Company had outstanding advances of $3,072,795. It is not part of the Company’s strategy to utilize these funds for operations, and any funds obtained from the FHLB of Des Moines for use in general operations would be accounted for consistent with SSAP No. 15 as borrowed money. The purpose of the advances is to complement the Company’s repurchase agreement program. The advances are reported as a component of repurchase agreements, FHLB advances and collateral on derivatives in the statements of admitted assets, liabilities and capital and surplus. The borrowings outstanding at December 31, 2024 is as follows:

Maturity Date Year	Advance	Interest Rate Range
2025	$1,673,415	0.86% - 4.95%
2026	1,114,380	0.88% - 4.49%
2027	285,000	3.56% - 4.19%
	$3,072,795
Interest expense incurred during 2024, 2023 and 2022 was $81,560, $61,853 and $42,178, respectively, and is reported as a component of net investment income in the statements of operations. The Company has determined the actual maximum borrowing capacity as $3,711,937. The Company calculated this amount in accordance with limitations in the FHLB capital plan (e.g., current FHLB capital stock, limitations in the FHLB capital plan, current and potential acquisitions of FHLB capital stock, etc.).
The amount of collateral pledged to the FHLB is as follows:

Amount pledged as of reporting date	Fair Value	Carrying Value	Aggregate total borrowing
2024	$4,548,429	$5,222,590	$3,072,795
2023	$4,727,913	$5,389,439	$3,072,795

Maximum amount pledged during reporting period	Fair Value	Carrying Value	Amount borrowed at time of maximum collateral
2024	$4,659,507	$5,437,458	$3,072,795
2023	$5,010,209	$5,576,742	$3,072,795
The accompanying notes are an integral part of these statutory basis financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF CASH FLOWS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

8.REPURCHASE AGREEMENTS
The following tables summarize the repurchase agreements accounted for as a secured borrowing for the Company:
Type of Repo Trades Used

2024
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Bilateral (YES/NO)	YES	YES	YES	YES
Tri-party (YES/NO)	YES	YES	YES	YES
Original (Flow) & Residual Maturity

	2024
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Maximum amount
Open - no maturity	$1,398	$39,817	$72,000	$50,014
Overnight	150,000	120,000	178,000	392,000
2 days to 1 week	270,000	120,000	178,000	392,000
>1 week to 1 month	270,000	120,000	298,000	544,000
>1 month to 3 months	385,000	298,000	544,000	544,000
>3 months to 1 year	842,000	1,194,000	1,439,000	1,420,000
>1 year	3,807,553	3,922,553	3,027,553	3,224,553

Ending balance
Open - no maturity	$—	$—	$—	$—
Overnight	—	—	—	—
2 days to 1 week	—	—	45,000	—
>1 week to 1 month	115,000	—	—	—
>1 month to 3 months	25,000	298,000	544,000	—
>3 months to 1 year	722,000	1,194,000	1,125,000	1,420,000
>1 year	3,807,553	3,272,553	2,975,553	3,224,553
The accompanying notes are an integral part of these statutory basis financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF CASH FLOWS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

Securities Sold Under Repo - Secured Borrowing

	2024
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Maximum amount
Book adjusted carrying value ("BACV")	XXX	XXX	XXX	$6,204,335
Nonadmitted - subset of BACV	XXX	XXX	XXX	XXX
Fair value	$5,478,883	$5,414,407	$5,591,921	$5,591,921

Ending Balance
BACV	XXX	XXX	XXX	$6,000,372
Nonadmitted - subset of BACV	XXX	XXX	XXX	XXX
Fair value	$5,477,012	$5,414,407	$5,591,921	$5,203,442
Securities Sold Under Repo - Secured Borrowing by NAIC Designation

	As of December 31, 2024
	NONE	NAIC 1	NAIC 2	NAIC 3
Bonds – BACV	$—	$1,152,469	$1,676,621	$—
Bonds – FV	—	905,161	1,451,864	—
LB & SS – BACV	—	3,166,663	4,619	—
LB & SS – FV	—	2,841,796	4,621	—
Total assets – BACV	$—	$4,319,132	$1,681,240	$—
Total assets – FV	$—	$3,746,957	$1,456,485	$—

As of December 31, 2024
	NAIC 4	NAIC 5	NAIC 6	Non-Admitted
Bonds – BACV	$—	$—	$—	$—
Bonds – FV	—	—	—	—
LB & SS – BACV	—	—	—	—
LB & SS – FV	—	—	—	—
Total assets – BACV	$—	$—	$—	$—
Total assets – FV	$—	$—	$—	$—
The accompanying notes are an integral part of these statutory basis financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF CASH FLOWS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

Collateral Received - Secured Borrowing

	2024
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Maximum Amount
Cash	$5,725,951	$5,814,370	$5,736,553	$6,566,567
Securities (FV)	—	—	—	—

Ending Balance
Cash	$4,669,553	$4,764,553	$4,689,553	$4,644,553
Securities (FV)	—	—	—	—
Cash and Non-Cash Collateral Received - Secured Borrowing by NAIC Designation

	As of December 31, 2024
	NONE	NAIC 1	NAIC 2	NAIC 3
Ending balance
Cash	$4,644,553	$—	$—	$—
Total collateral assets – FV	$4,644,553	$—	$—	$—

	As of December 31, 2024
	NAIC 4	NAIC 5	NAIC 6	Does Not Qualify As Admitted
Ending balance
Cash	$—	$—	$—	$—
Total collateral assets – FV	$—	$—	$—	$—
Allocation of Aggregate Collateral by Remaining Contractual Maturity

As of December 31, 2024
Fair Value
> 90 days	$4,644,553
The accompanying notes are an integral part of these statutory basis financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF CASH FLOWS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

Allocation of Aggregate Collateral Reinvested by Remaining Contractual Maturity

	As of December 31, 2024
	Amortized Cost	Fair Value
181 to 365 days	$5,017	$3,954
1 to 2 years	10,075	9,959
2 to 3 years	28,643	28,516
> 3 years	5,055,778	4,602,124
Liability to Return Collateral - Secured Borrowing

	2024
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Maximum amount
Cash (collateral - all)	$5,725,951	$5,814,370	$5,736,553	$6,566,567
Securities collateral (FV)	—	—	—	—

Ending balance
Cash (collateral - all)	$4,669,553	$4,764,553	$4,689,553	$4,644,553
Securities collateral (FV)	—	—	—	—
In addition to the securities summarized in the maturity distribution above, the Company holds short-term investments representing the balance of the repurchase agreement liabilities. The Master Repurchase Agreements with the various counterparties do not require the Company to invest the proceeds in securities with maturities matching the maturities of the repurchase agreement liabilities. As previously stated, a majority of the Company’s repurchase agreements are for terms of greater than one year. The Company has sufficient cash flows from operations and investment maturities, pay downs and calls to meet the repurchase obligations under the outstanding agreements. In addition, the Company has the ability to sell securities to meet future repayment obligations under the agreements.
9.REINSURANCE
The Company is primarily involved in the cession and, to a lesser degree, assumption of life and annuity reinsurance with other companies. Reinsurance premiums and claims ceded and assumed for the years ended December 31 are as follows:

	2024		2023		2022
	Ceded	Assumed	Ceded	Assumed	Ceded	Assumed

Premiums written	$3,127,927	$846	$2,034,325	$857	$4,267,463	$874
Claims incurred	444,408	13,079	470,866	8,767	461,340	12,820
Reserve changes	2,234,964	(47,830)	800,289	(85,762)	3,366,335	(74,936)
The accompanying notes are an integral part of these statutory basis financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF CASH FLOWS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

Premiums and benefits incurred are stated net of the amounts of premiums and claims assumed and ceded. Policy benefit reserves and policy claims and benefits payable are reported net of the related reinsurance receivables. These receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.
The Company is a party to a reinsurance agreement with North American. In this indemnity agreement, the Company assumes 80% of all policies issued by North American on or after January 1, 2014 of specific annuity plans. The Company retrocedes 100% of this business to a third party reinsurer through a modified coinsurance agreement. Premiums assumed under this agreement of $0, $0 and $4 are reported as a component of life insurance and annuity premiums and other considerations in the statements of operations for the years ended December 31, 2024, 2023 and 2022, respectively. Assumed reserves of $116,634 and $164,290 associated with this agreement are reported as a component in policy and contract claims in the statements of admitted assets, liabilities and capital and surplus as of December 31, 2024 and 2023.
The Company is a party to a modified coinsurance agreement with a third-party reinsurer. This indemnity agreement covers 80% of all policies issued by the Company on or after January 1, 2014 of specific annuity plans along with 100% of the business the Company assumes from North American in the coinsurance agreement discussed in the previous paragraph. In this agreement, the Company retains, on behalf of the reinsurer, assets equal to the statutory liabilities associated with the reinsured policies. The Company recognized $458,585 and $623,214 at December 31, 2024 and 2023, respectively, of modified coinsurance reserves under this agreement in the statements of admitted assets, liabilities, and capital and surplus.
The Company is party to a reinsurance agreement providing for the coinsurance of 30% for certain policies that were acquired from an acquisition in 2002. The reinsurer assumes 30% of the net premiums and benefits related to this block of business and reimburses the Company for various expenses related to this business through the expense allowances provided for in the agreement. Premiums ceded under this agreement of $6,438, $8,257 and $6,908 are reported as a component of life insurance and annuity premiums and other considerations in the statement of operations for the years ended December 31, 2024, 2023 and 2022, respectively. Reserve credits of $233,329 and $244,157 associated with this agreement are reported as a component of liabilities for future policy benefits in the statements of admitted assets, liabilities, and capital and surplus as of December 31, 2024 and 2023, respectively. In addition, reserve credits of $4,832 and $4,819 associated with this agreement are reported as a component of policy and contract claims in the statements of admitted assets, liabilities, and capital and surplus as of December 31, 2024 and 2023, respectively.
The Company is a party to two funds withheld coinsurance agreements with a third-party reinsurer. These are indemnity agreements that cover 50% of substantially all policies of specific annuity plans issued from January 1, 2002 through March 31, 2005, 60% of substantially all policies of specific annuity plans issued from April 1, 2005 through February 29, 2008 and 50% of substantially all policies of specific annuity plans issued from March 1, 2008 through November 30, 2013. In these agreements, the Company agrees to withhold, on behalf of the assuming company, assets equal to the statutory reserve associated with these policies. Premiums ceded under this agreement of $7,153, $9,424 and $15,389 are reported as a component of life insurance and annuity premiums and other considerations in the statement of operations for the years ended December 31, 2024, 2023 and 2022, respectively. Reserve credits of
The accompanying notes are an integral part of these statutory basis financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF CASH FLOWS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

$1,776,715 and $2,130,630 associated with this agreement are reported as a component of policy and contract claims in the statements of admitted assets, liabilities, and capital and surplus as of December 31, 2024 and 2023, respectively. In addition, a funds withheld liability of $1,800,944 and $2,156,571 is reflected as a component of funds held under coinsurance in the statements of admitted assets, liabilities and capital and surplus as of December 31, 2024 and 2023, respectively. In addition, reserve credits of $17,149 and $18,866 associated with this agreement are reported as a component of policy and contract claims in the statements of admitted assets, liabilities, and capital and surplus as of December 31, 2024 and 2023, respectively.
The Company is a party to a coinsurance agreement with a third-party reinsurer. This indemnity agreement covers 100% of all policies issued from January 1, 2008 through September 30, 2009 of specific annuity plans. Reserve credits of $46,220 and $77,241, associated with this agreement are reported as a component of liabilities for future policy benefits in the statements of admitted assets, liabilities, and capital and surplus as of December 31, 2024 and 2023, respectively. In addition, reserve credits of $1,353 and $1,105 associated with this agreement are reported as a component of policy and contract claims in the statements of admitted assets, liabilities, and capital and surplus as of December 31, 2024 and 2023, respectively.
The Company is party to a coinsurance and yearly renewable term agreement with a third-party reinsurer that was effective on January 1, 2016. In 2024, the agreement was amended to only include yearly renewable term. The Company ceded policies issued during 2016 for specific annuity plans. Premiums ceded under this agreement of $26,841, $28,214 and $25,719 are reported as a component of life insurance and annuity premiums and other considerations in the statements of operations for the years ended December 31, 2024, 2023 and 2022, respectively. Reserve credits of $121,083 and $159,599 associated with this agreement are reported as a component of liabilities for future policy benefits in the statements of admitted assets, liabilities and capital and surplus as of December 31, 2024 and 2023, respectively. In addition, a funds withheld liability of $54,487 and $122,541 is reflected as a component of funds held under coinsurance in the statements of admitted assets, liabilities and capital and surplus as of December 31, 2024 and 2023, respectively.
The Company has a coinsurance agreement with MNL Re, an affiliated limited purpose subsidiary life insurance company. The agreement has subsequently been amended to extend the term and increase the life insurance policies covered under the agreement. The Company ceded a defined block of permanent life insurance products to MNL Re. Premiums ceded under this agreement of $52,306, $54,032 and $56,543 are reported as a component of life insurance and annuity premiums and other considerations in the statements of operations for the years ended December 31, 2024, 2023 and 2022, respectively. The Company recognized reserve credits of $1,221,753 and $1,140,561 under this agreement on December 31, 2024 and 2023, respectively, which are reflected as a component of liabilities for future policy benefits in the statements of admitted assets, liabilities and capital and surplus. The Company recognized $902,328 and $840,810 at December 31, 2024 and 2023, respectively, of funds held under coinsurance under this agreement in the statements of admitted assets, liabilities and capital and surplus. The reserve credit was supported by a contingent note guarantee (“LLC Note”) with a balance of $284,375 and $277,556 for 2024 and 2023, respectively. The LLC Note held by MNL Re, which functions in a manner similar to a standby letter of credit and which Midland National is a beneficiary, is an admitted asset under Iowa prescribed practice and the surplus generated by this prescribed practice has been retained in the carrying value of MNL Re.
The accompanying notes are an integral part of these statutory basis financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF CASH FLOWS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

On December 31, 2011, the Company entered into a coinsurance agreement with Solberg Re, an affiliated limited purpose subsidiary life insurance company. The agreement has subsequently been amended to extend the term and increase the life insurance policies covered under the agreement. The Company ceded a defined block of term life insurance to Solberg Re. Premiums ceded under this agreement of $37,011, $41,581 and $46,054 are reported as a component of life insurance and annuity premiums and other considerations in the statements of operations for the years ended December 31, 2024, 2023 and 2022, respectively. The Company received experience refunds related to this agreement of $1,859, $5,925 and $789 during the years ended December 31, 2024, 2023 and 2022, respectively. The Company recognized reserve credits of $476,708 and $502,917 under this agreement on December 31, 2024 and 2023, respectively, which are reflected as a component of liabilities for future policy benefits in the statements of admitted assets, liabilities and capital and surplus. The Company recognized $194,511 and $200,043 at December 31, 2024 and 2023, respectively, of funds held under coinsurance under this agreement which is reported as funds held under coinsurance in the statements of admitted assets, liabilities and capital and surplus. The reserve credit was supported by an LLC Note with a balance of $282,196 and $302,874 for 2024 and 2023, respectively. The LLC Note held by Solberg Re, which functions in a manner similar to a standby letter of credit and which Midland National is a beneficiary, is an admitted asset under Iowa prescribed practice and the surplus generated by this prescribed practice has been retained in the carrying value of Solberg Re.
On September 30, 2019, the Company entered into a coinsurance agreement with Canal Re, an affiliated limited purpose subsidiary life insurance company. The Company ceded a defined block of term life insurance products to Canal Re. Premiums ceded under this agreement of $44,310, $47,277 and $50,472 are reported as a component of life insurance and annuity premiums and other considerations in the statements of operations for the years ended December 31, 2024, 2023 and 2022, respectively. The Company received experience refunds related to this agreement of $13,592 and $20,594 during the years ended December 31, 2024 and 2023, respectively. The Company recognized reserve credit of $467,492 and $435,321 under this agreement on December 31, 2024 and 2023, respectively, which is reflected as a component of liabilities for future policy benefits in the statements of admitted assets, liabilities and capital and surplus. The Company recognized $181,459 and $191,674 at December 31, 2024 and 2023, respectively, of funds held under coinsurance under this agreement which is reported as funds held under coinsurance in the statements of admitted assets, liabilities and capital and surplus. The reserve credit was supported by an LLC Note with a balance of $286,032 and $243,647 for 2024 and 2023, respectively. The LLC Note held by Canal Re, which functions in a manner similar to a standby letter of credit and which Midland National is a beneficiary, is an admitted asset under Iowa prescribed practice and the surplus generated by this prescribed practice has been retained in the carrying value of Canal Re.
On December 31, 2020, the Company entered into a coinsurance agreement with a third party reinsurer. The Company has ceded a defined block of permanent life insurance products to the third party reinsurer. Premiums ceded under this agreement of $62,990, $68,633 and $74,470 are reported as a component of life insurance and annuity premiums and other considerations in the statements of operations for the years ended December 31, 2024, 2023 and 2022, respectively. A reserve credit of $1,077,952 and $966,389 associated with this agreement is reported as a component of liabilities for future policy benefits in the statements of admitted assets, liabilities and capital and surplus as of December 31, 2024 and 2023, respectively. The Company recognized $780,066 and $706,449 at December 31, 2024 and 2023, respectively, of funds held under coinsurance under this agreement as a component of funds held under coinsurance in the statements of admitted assets, liabilities and capital and surplus.
The accompanying notes are an integral part of these statutory basis financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF CASH FLOWS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

On October 31, 2021, the Company entered into a funds withheld coinsurance agreement with SFG Bermuda, an affiliated company domiciled in Bermuda, under which the Company ceded 100% of certain fixed index annuity policies issued prior to October 1, 2021. The Company also cedes 80% of certain new fixed index annuity policies including attached riders issued on or after October 1, 2021. During 2022 the Company ceded 80% of certain multi-year guarantee fixed annuity policies with issued dates of July 1, 2022 through December 31, 2022 to SFG Bermuda. Effective October 1, 2023, for new policies issued on or after October 1, 2023, the 80% quota share is structured as a combination of funds withheld and coinsurance. Premiums ceded under this agreement of $2,047,929, $1,573,412 and $3,788,644 are reported as a component of life insurance and annuity premiums and other considerations in the statements of operations for the years ended December 31, 2024, 2023 and 2022, respectively. A reserve credit of $10,135,211 and $8,265,651 associated with this agreement is reported as a component of liabilities for future policy benefits in the statements of admitted assets, liabilities and capital and surplus as of December 31, 2024 and 2023, respectively. The Company recognized $9,853,948 and $8,258,985 at December 31, 2024 and 2023, respectively, of funds held under coinsurance under this agreement as a component of funds held under coinsurance in the statements of admitted assets, liabilities and capital and surplus. The treaty also involved the coinsurance of IMR generated by the assets in the funds withheld portfolio. An IMR credit associated with this treaty of $297,721 and $332,649 is reported as a component of interest maintenance reserves in the statements of admitted assets, liabilities, and capital and surplus as of December 31, 2024 and 2023, respectively. In addition, reserve credits of $21,748 and $27,755 associated with this agreement are reported as a component of policy and contract claims in the statements of admitted assets, liabilities, and capital and surplus as of December 31, 2024 and 2023, respectively.
On September 5, 2024, the Company entered into a coinsurance agreement with a third-party reinsurer. The Company has ceded 80% of certain multi-year guaranteed fixed annuity policies issued on or after September 5, 2024 to the third party reinsurer. Premiums ceded under this agreement of $628,454 are reported as a component of life insurance and annuity premiums and other considerations in the statements of operations for the year ended December 31, 2024. A reserve credit of $619,028 associated with this agreement is reported as a component of liabilities for future policy benefits in the statements of admitted assets, liabilities, and capital and surplus as of December 31, 2024.
On March 6, 2019, the Insurance Commissioner of the Delaware Department of Insurance entered into a Rehabilitation and Injunction Order with Scottish Re (U.S.) Inc. (“SRUS”). On May 3, 2023, the Receiver notified the court that it has concluded that SRUS should be liquidated. The Motion for the Entry of a Liquidation and Injunction Order was filed with the court on July 14, 2023. The Order resulted in the cancellation of all reinsurance treaties as of September 30, 2023.

During 2023, due to the cancellation of the reinsurance treaty, the Company wrote off $4,145 in reserve credits, net of previous impairments for reinsurance agreements it had with SRUS. The Company has no remaining reserve credits for future claims related to reinsurance agreements with SRUS. The Company has receivables of $10,333 from SRUS for claims prior to treaty cancellation, net of impairments. Total impairments of $2,275 have been recognized on the receivables, of which $1,315 was recognized in 2023. No amounts are disputed by SRUS or its Receiver. The entire net receivable is admitted. The timing of collection is uncertain given liquidation is in progress.
The estimated amount of the aggregate reduction in surplus (for agreements other than those under which the reinsurer may unilaterally cancel for reasons other than the nonpayment of premiums or other similar
The accompanying notes are an integral part of these statutory basis financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF CASH FLOWS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

credits) for nonperformance or termination of all reinsurance agreements, by either party, is $875,280 as of December 31, 2024.
10.FUTURE POLICY BENEFITS AND POLICY PREMIUMS DUE, DEFERRED OR UNCOLLECTED
Reserves for life contracts and deposit-type contracts
The Company waives deduction of deferred fractional premiums upon death of the insured. For policies without flexible premiums the Company returns any portion of the final premium beyond the policy month of death. Reserves include the excess of the surrender value over the reserve as otherwise computed. Additional premiums plus the regular gross premium for the true age are charged for substandard lives. Mean reserves are determined by computing the regular mean reserve for the plan at the true age and holding, in addition, one-half (50%) of the extra premium charge for the year for fixed premium plans and one-half of the extra risk charge for the month for flexible premium plans.
At December 31, 2024 and 2023, the Company had $10,990,124 and $11,708,703, respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard of valuation set by the State of Iowa. At December 31, 2024 and 2023, reserves to cover the above insurance totaled $287,645 and $284,825, respectively, before reinsurance ceded.
The Company fully adopted valuation manual standard 20 (“VM-20”) as of January 1, 2020. The VM-20 reserving methodology is a principles based approach required for life insurance policies which uses prudent estimate assumptions. At December 31, 2024 and 2023, the Company held VM-20 reserves for the applicable life insurance policies in the amount of $4,805,999 and $4,770,874, respectively. These reserves were reflected in the liabilities for future policy benefits and as a decrease to unassigned surplus in the statements of admitted assets, liabilities and capital and surplus.
The Company adopted valuation manual standard 21 (“VM-21”) as of January 1, 2020. The VM-21 reserving methodology is a principles based approach required for variable annuity policies which uses prudent estimate assumptions for interest and other assumptions. The adoption of VM-21 resulted in a reduction of the applicable reserves on variable annuity policies in the amount of $12,573 and was reflected in the liabilities for future policy benefits and as an increase to unassigned surplus in the statements of admitted assets, liabilities and capital and surplus. The Company elected to record the full impact in 2020 rather than electing to grade in the change in valuation basis. At December 31, 2024 and 2023, the Company held VM-21 reserves for the applicable life insurance policies in the amount of $3,005,097 and $2,508,375, respectively. These reserves were reflected in the liabilities for future policy benefits and as a decrease to unassigned surplus in the statements of admitted assets, liabilities and capital and surplus.

The accompanying notes are an integral part of these statutory basis financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF CASH FLOWS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

Analysis of annuity actuarial reserves and deposit liabilities by withdrawal characteristics
A portion of the Company’s liabilities for future policy benefits relate to liabilities established on a variety of products that are not subject to significant mortality and morbidity risk; however, there may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics and the related percentage of the total, are summarized as follows at December 31:
Individual Annuities

	2024
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	Percent
Subject to discretionary withdrawal
With market value adjustment	$28,422,095	$—	$—	$28,422,095	71%
At book value less current surrender charge of 5% or more	59,392	—	—	59,392	0%
At fair value - separate account non- guaranteed	—	—	2,381,235	2,381,235	6%
Total with market value adjustment	28,481,487	—	2,381,235	30,862,722	77%

At book value without adjustment (minimal or no charge or adjustment)	8,517,293	—	—	8,517,293	21%

Not subject to discretionary withdrawal	262,022	457,664	—	719,686	2%
Total	37,260,802	457,664	2,381,235	40,099,701	100%
Reinsurance ceded	11,594,813	—	—	11,594,813
Total (gross - ceded)	$25,665,989	$457,664	$2,381,235	$28,504,888

Amount included in book value less surrender charges above that will move to book value without adjustment for the first time within the year after the statement date:	$12,952
The accompanying notes are an integral part of these statutory basis financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF CASH FLOWS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

	2023
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	Percent
Subject to discretionary withdrawal
With market value adjustment	$25,183,274	$—	$—	$25,183,274	70%
At book value less current surrender charge of 5% or more	58,776	—	—	58,776	0%
At fair value - separate account non- guaranteed	—	—	2,227,994	2,227,994	6%
Total with market value adjustment	25,242,050	—	2,227,994	27,470,044	76%

At book value without adjustment (minimal or no charge or adjustment)	8,344,795	—	—	8,344,795	23%

Not subject to discretionary withdrawal	264,454	93,956	—	358,410	1%
Total	33,851,299	93,956	2,227,994	36,173,249	100%
Reinsurance ceded	9,344,979	—	—	9,344,979
Total (gross - ceded)	$24,506,320	$93,956	$2,227,994	$26,828,270

Amount included in book value less surrender charges above that will move to book value without adjustment for the first time within the year after the statement date:	$18,814
Group Annuities

	2024
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	Percent
Subject to discretionary withdrawal
With market value adjustment	$1,089,095	$—	$—	$1,089,095	19%
At book value less current surrender charge of 5% or more	1,841	—	—	1,841	0%
At fair value - separate account non- guaranteed	—	—	—	—	—%
Total with market value adjustment	1,090,936	—	—	1,090,936	19%

At book value without adjustment (minimal or no charge or adjustment)	2,421,204	—	—	2,421,204	41%

Not subject to discretionary withdrawal	1,925,913	412,640	—	2,338,553	40%
Total (gross: direct + assumed)	5,438,053	412,640	—	5,850,693	100%
Reinsurance ceded	1,140,535	—	—	1,140,535
Total (gross - ceded)	$4,297,518	$412,640	$—	$4,710,158

Amount included in book value less surrender charges above that will move to book value without adjustment for the first time within the year after the statement date:	$—
The accompanying notes are an integral part of these statutory basis financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF CASH FLOWS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

	2023
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	Percent
Subject to discretionary withdrawal
With market value adjustment	$1,394,471	$—	$—	$1,394,471	26%
At book value less current surrender charge of 5% or more	2,858	—	—	2,858	0%
At fair value - separate account non- guaranteed	—	—	—	—	—%
Total with market value adjustment	1,397,329	—	—	1,397,329	26%

At book value without adjustment (minimal or no charge or adjustment)	2,688,618	—	—	2,688,618	51%

Not subject to discretionary withdrawal	1,095,114	131,423	—	1,226,537	23%
Total (gross: direct + assumed)	5,181,061	131,423	—	5,312,484	100%
Reinsurance ceded	1,327,592	—	—	1,327,592
Total (gross - ceded)	$3,853,469	$131,423	$—	$3,984,892

Amount included in book value less surrender charges above that will move to book value without adjustment for the first time within the year after the statement date:	$—
Deposit-type Contracts

	2024
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	Percent
Subject to discretionary withdrawal
With market value adjustment	$575	$—	$—	$575	0%
At book value less current surrender charge of 5% or more	—	—	—	—	—%
At fair value - separate account non- guaranteed	—	—	—	—	—%
Total with market value adjustment	575	—	—	575	—%

At book value without adjustment (minimal or no charge or adjustment)	127,619	—	—	127,619	9%

Not subject to discretionary withdrawal	1,232,169	709	—	1,232,878	91%
Total (gross: direct + assumed	1,360,363	709	—	1,361,072	100%
Reinsurance ceded	104	—	—	104
Total (gross - ceded)	$1,360,259	$709	$—	$1,360,968

Amount included in book value less surrender charges above that will move to book value without adjustment for the first time within the year after the statement date:	$—
The accompanying notes are an integral part of these statutory basis financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF CASH FLOWS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

	2023
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	Percent
Subject to discretionary withdrawal
With market value adjustment	$1,923	$—	$—	$1,923	0%
At book value less current surrender charge of 5% or more	—	—	—	—	—%
At fair value - separate account non- guaranteed	—	—	—	—	—%
Total with market value adjustment	1,923	—	—	1,923	—%

At book value without adjustment (minimal or no charge or adjustment)	210,097	—	—	210,097	47%

Not subject to discretionary withdrawal	231,778	8	—	231,786	53%
Total (gross: direct + assumed	443,798	8	—	443,806	100%
Reinsurance ceded	616	—	—	616
Total (gross - ceded)	$443,182	$8	$—	$443,190

Amount included in book value less surrender charges above that will move to book value without adjustment for the first time within the year after the statement date:	$—

The accompanying notes are an integral part of these statutory basis financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF CASH FLOWS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

The accompanying notes are an integral part of these statutory basis financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF CASH FLOWS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

Analysis of life actuarial reserves by withdrawal characteristics

	2024
	General Account
	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$8,932,190	$8,908,200	$8,848,541
Universal life with secondary guarantees	402,739	346,539	2,251,096
Indexed universal life	4,899,632	4,436,783	4,446,849
Indexed universal life with secondary guarantees	733,136	558,463	1,138,841
Other permanent cash value life insurance	202,348	202,348	335,768
Variable universal life	107,044	106,424	110,448

Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	—	—	1,416,000
Accidental death benefits	—	—	601
Disability - active lives	—	—	6,383
Disability - disabled lives	—	—	41,007
Miscellaneous reserves	—	—	322,582
Total	15,277,089	14,558,757	18,918,116
Reinsurance ceded	673,513	549,750	3,663,405
Total net of reinsurance ceded	$14,603,576	$14,009,007	$15,254,711

	2024
	Separate Account with Guarantees
	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$3,012,066	$3,012,066	$3,011,286
Universal life with secondary guarantees	—	—	—
Indexed universal life	—	—	—
Indexed universal life with secondary guarantees	—	—	—
Other permanent cash value life insurance	—	—	—
Variable universal life	—	—	—

Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	—	—	—
Accidental death benefits	—	—	—
Disability - active lives	—	—	—
Disability - disabled lives	—	—	—
Miscellaneous reserves	—	—	—
Total	3,012,066	3,012,066	3,011,286
Reinsurance ceded	—	—	—
Total net of reinsurance ceded	$3,012,066	$3,012,066	$3,011,286

The accompanying notes are an integral part of these statutory basis financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF CASH FLOWS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

	2024
	Separate Account Non-guaranteed
	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$—	$—	$—
Universal life with secondary guarantees	—	—	—
Indexed universal life	—	—	—
Indexed universal life with secondary guarantees	—	—	—
Other permanent cash value life insurance	—	—	—
Variable universal life	777,183	770,241	771,739

Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	—	—	—
Accidental death benefits	—	—	—
Disability - active lives	—	—	—
Disability - disabled lives	—	—	—
Miscellaneous reserves	—	—	—
Total	777,183	770,241	771,739
Reinsurance ceded	—	—	—
Total net of reinsurance ceded	$777,183	$770,241	$771,739

	2023
	General Account
	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$9,393,963	$9,364,331	$9,315,275
Universal life with secondary guarantees	435,643	347,932	2,172,614
Indexed universal life	4,667,561	4,189,721	4,207,153
Indexed universal life with secondary guarantees	655,277	486,515	1,021,642
Other permanent cash value life insurance	195,531	195,531	319,661
Variable universal life	91,044	90,282	94,285

Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	—	—	1,412,031
Accidental death benefits	—	—	638
Disability - active lives	—	—	6,998
Disability - disabled lives	—	—	41,105
Miscellaneous reserves	—	—	290,550
Total	15,439,019	14,674,312	18,881,952
Reinsurance ceded	659,441	524,627	3,491,214
Total net of reinsurance ceded	$14,779,578	$14,149,685	$15,390,738

The accompanying notes are an integral part of these statutory basis financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF CASH FLOWS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

2023
Separate Account with Guarantees
	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$3,124,939	$3,124,939	$3,124,190
Universal life with secondary guarantees	—	—	—
Indexed universal life	—	—	—
Indexed universal life with secondary guarantees	—	—	—
Other permanent cash value life insurance	—	—	—
Variable universal life	—	—	—

Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	—	—	—
Accidental death benefits	—	—	—
Disability - active lives	—	—	—
Disability - disabled lives	—	—	—
Miscellaneous reserves	—	—	—
Total	3,124,939	3,124,939	3,124,190
Reinsurance ceded	—	—	—
Total net of reinsurance ceded	$3,124,939	$3,124,939	$3,124,190

2023
Separate Account Non-guaranteed
	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$—	$—	$—
Universal life with secondary guarantees	—	—	—
Indexed universal life	—	—	—
Indexed universal life with secondary guarantees	—	—	—
Other permanent cash value life insurance	—	—	—
Variable universal life	687,111	678,769	681,133

Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	—	—	—
Accidental death benefits	—	—	—
Disability - active lives	—	—	—
Disability - disabled lives	—	—	—
Miscellaneous reserves	—	—	—
Total	687,111	678,769	681,133
Reinsurance ceded	—	—	—
Total net of reinsurance ceded	$687,111	$678,769	$681,133

The accompanying notes are an integral part of these statutory basis financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF CASH FLOWS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

Policy premium due, deferred and uncollected
Gross premiums are amounts charged to the policyholder and recognized as income when due from policyholders under the terms of the insurance contract. Net premiums are the amount calculated on the basis of the interest and mortality table used to calculate the policy reserves. The difference between gross premium and net premium is referred to as loading and generally includes allowances for acquisition costs and other expenses, but also includes the differences in mortality and interest assumptions utilized for statutory reserving purposes.
Due, deferred and uncollected life insurance premiums (net of reinsurance ceded) are summarized as follows at December 31:

	2024		2023
	Gross	Net of Loading	Gross	Net of Loading
Ordinary - new business	$7,230	$424	$8,416	$540
Ordinary - renewal	85,881	175,594	83,555	171,360
	$93,111	$176,018	$91,971	$171,900
11.SEPARATE ACCOUNTS
The Company has separate accounts for its variable life and annuity business, a portion of its pension risk transfer business, registered index-linked annuity business, and a portion of its bank owned life insurance business. Information regarding the separate accounts of the Company is as follows:

	2024	2023
Reserves at December 31 for accounts with assets at:
Market value	$3,152,975	$2,909,126
Amortized cost	3,881,590	3,349,569
Total reserves	$7,034,565	$6,258,695
By withdrawal characteristics:
At book value without MV adjustment and with current
surrender charges less than 5%	$6,164,261	$6,033,316
Not subject to discretionary withdrawal	870,304	225,379
Total reserves	$7,034,565	$6,258,695

The accompanying notes are an integral part of these statutory basis financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF CASH FLOWS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

Following is a summary reconciliation of amounts reported as transfers to and from separate accounts in the summary of operations of the Company’s NAIC separate account annual statements with the amounts reported as net transfers to separate accounts in the accompanying statements of operations for the years ended December 31:

	2024	2023	2022
Reconciliations of net transfers to (from) separate accounts
Transfers of premiums to separate accounts	$1,296,406	$456,725	$453,431
Transfers from separate accounts	(1,025,415)	(444,453)	(353,931)
Net transfers to (from) the separate accounts as reported in the statements of operations	$270,991	$12,272	$99,500

The Company has variable annuities with guaranteed benefits including guaranteed death benefits and guaranteed living benefits. The total maximum guarantee provided to the separate account associated with guaranteed death benefits of $29,134, $31,842, $125,286, $47,870 and $48,759 as of December 31, 2024, 2023, 2022, 2021 and 2020, respectively. The risk charges remitted to the general account associated with these guarantees was $771, $756, $800, $868 and $747 for 2024, 2023, 2022, 2021 and 2020, respectively.
12.CAPITAL AND SURPLUS AND DIVIDEND RESTRICTIONS
The Company has 2,549,439 common stock shares authorized, issued and outstanding. The Company has no preferred stock outstanding. Without prior approval of its domiciliary commissioner, dividends to shareholders is limited by the laws of the Company’s state of incorporation, Iowa, to $751,162 in 2025 an amount that is based on restrictions relating to the 2024 net gain from operations and statutory surplus. Within these limitations, there are no restrictions placed on the portion of Company profits that may be paid as ordinary dividends to its stockholder. The unassigned surplus of $2,606,366 is unrestricted and held for the benefit of the Company’s stockholder.
During 2024, the Company paid ordinary cash dividends in the amounts of $85,000 on January 3, $150,000 on September 30, $50,000 on October 16, and $315,000 on December 31 to its stockholder, SFG.
The Company received a capital contribution of $100,000 on March 31, 2024 from its stockholder, SFG.
The Company contributed $25,000 of additional capital to Canal Re on March 31, 2024.
The Company contributed $25,000 of additional capital to MNL Re on December 20, 2024.
On October 25, 2013, the Company issued a surplus note to its parent, SFG, for $142,000. This note is reported as a component of capital and surplus in the statements of admitted assets, liabilities and capital and surplus. The surplus note bears annual interest at 7.5% payable in semi-annual installments. The maturity date of the note is October 31, 2043. Payment of principal and interest on this note is subject to approval by the Iowa Insurance Division. The Company incurred interest expense of $10,650 in 2024, 2023 and 2022. The Company has recognized life-to-date interest of $116,800.
The accompanying notes are an integral part of these statutory basis financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF CASH FLOWS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

On December 30, 2014, the Company issued a surplus note to its parent, SFG, for $200,000. This note is reported as a component of capital and surplus in the statements of admitted assets, liabilities and capital and surplus. The surplus note bears annual interest at 7.0% payable in semi-annual installments. The maturity date of the note is December 30, 2044. Payment of principal and interest on this note is subject to approval by the Iowa Insurance Division. The Company incurred interest expense of $14,000 in 2024, 2023 and 2022. The Company has recognized life-to-date interest of $140,000.
On June 30, 2017, the Company issued a surplus note to its parent, SFG, for $295,000. This note is reported as a component of capital and surplus in the statements of admitted assets, liabilities and capital and surplus. The surplus note bears annual interest at 6.0% payable in semi-annual installments. The maturity date of the note is June 30, 2047. Payment of principal and interest on this note is subject to approval by the Iowa Insurance Division. The Company incurred interest expense of $17,700 in 2024, 2023, and 2022. The Company has recognized life-to-date interest of $130,447.
On December 30, 2017, the Company issued a surplus note to its parent, SFG, for $200,000. This note is reported as a component of capital and surplus in the statements of admitted assets, liabilities and capital and surplus. The surplus note bears an annual interest rate at 6.0% payable in semi-annual installments. The maturity date of the note is December 30, 2047. Payment of principal and interest on this note is subject to approval by the Iowa Insurance Division. The Company incurred interest expense of $12,000 in 2024, 2023, and 2022. The Company has recognized life-to-date interest of $84,000.
On December 30, 2020, the Company issued a surplus note to its parent, SFG, for $200,000. This note is reported as a component of capital and surplus in the statements of admitted assets, liabilities and capital and surplus. The surplus note bears an annual interest rate at 6.5% payable in semi-annual installments. The maturity date of the note is December 30, 2050. Payment of principal and interest on this note is subject to approval by the Iowa Insurance Division. The Company incurred interest expense of $13,000 in 2024, 2023 and 2022, respectively. The Company has recognized life-to-date interest of $49,863.
On May 4, 2022, the Company issued a surplus note to its parent, SFG, for $200,000. This note is reported as a component of capital and surplus in the statements of admitted assets, liabilities and capital and surplus. The surplus note bears an annual interest rate at 6.1% payable in semi-annual installments. The maturity date of the note is March 31, 2052. Payment of principal and interest on this note is subject to approval by the Iowa Insurance Division. The Company incurred interest expense of $12,200 in 2024 and 2023 and $4,980 in 2022. The Company has recognized life-to-date interest of $29,380.
The accompanying notes are an integral part of these statutory basis financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF CASH FLOWS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

13.INCOME TAXES
The components of the net deferred tax asset recognized by the Company at December 31 are as follows:

	2024			2023			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross deferred tax asset	$613,648	$96,141	$709,789	$633,770	$94,161	$727,931	$(20,122)	$1,980	$(18,142)
Statutory valuation allowance	—	—	—	—	—	—	—	—	—
Adjusted gross deferred tax assets	613,648	96,141	709,789	633,770	94,161	727,931	(20,122)	1,980	(18,142)
Deferred tax assets nonadmitted	175,990	—	175,990	216,747	—	216,747	(40,757)	—	(40,757)
Subtotal net admitted deferred tax asset	437,658	96,141	533,799	417,023	94,161	511,184	20,635	1,980	22,615
Deferred tax liabilities	108,517	75,883	184,400	109,852	42,539	152,391	(1,335)	33,344	32,009
Net admitted deferred tax assets	$329,141	$20,258	$349,399	$307,171	$51,622	$358,793	$21,970	$(31,364)	$(9,394)
The accompanying notes are an integral part of these statutory basis financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF CASH FLOWS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

	2024			2023			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Admission Calculation
Components SSAP No. 101:
(a) Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—	$—	$94,161	$94,161	$—	$(94,161)	$(94,161)
(b) Adjusted gross deferred tax assets expected to be realized after application of the threshold limitation	298,620	50,779	$349,399	307,171		$307,171	(8,551)	50,779	$42,228
Adjusted gross deferred be realized following the balance sheet date	298,620	50,779	$349,399	307,171		307,171	(8,551)	50,779	42,228
Adjusted gross deferred tax assets allowed per limitation threshold	XXX	XXX	695,855	XXX	XXX	680,367	XXX	XXX	15,488
(c) Adjusted gross deferred tax assets offset by gross deferred tax liabilities	139,038	45,362	$184,400	109,852	—	109,852	29,186	45,362	$74,548
Deferred tax assets admitted as the result of application of SSAP No. 101 (a)+(b)+(c)	$437,658	$96,141	$533,799	$417,023	$94,161	$511,184	$20,635	$1,980	$22,615

	2024	2023
Ratio percentage used to determine recovery period and threshold limitation amount	760%	785%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation	$4,639,034	$4,535,779

The accompanying notes are an integral part of these statutory basis financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF CASH FLOWS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

The impact of tax planning strategies at December 31 is as follows:

	2024		2023		Change
	(1)	(2)	(3)	(4)	(5)	(6)
	Ordinary	Capital	Ordinary	Capital	(Col 1-3) Ordinary	(Col 2-4) Capital
Impact of tax-planning strategies
(a)Determination of adjusted gross deferred tax assets and net admitted deferred tax assets, by tax character as a percentage
1. Adjusted gross DTAs amount from note 9A1(c)	$613,648	$96,141	$633,770	$94,161	$(20,122)	$1,980
2. Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	5.8%	2.9%	2.0%	7.5%	3.8%	(4.6)%
3. Net admitted adjusted gross DTAs amount from note 9A1(e)	$437,658	$96,141	$417,023	$94,161	$20,635	$1,980
4. Percentage of net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	11.8%	5.8%	3.9%	14.4%	7.9%	(8.6)%
The Company’s tax-planning strategies do not include the use of reinsurance.
There are no DTLs that have not been recognized.
Current income taxes incurred consist of the following major components at December 31:

	2024	2023	2022
Current income tax:
Federal income tax on operations	$167,912	$184,622	$158,428
Federal income tax on net capital gains	(88,014)	(122,649)	(30,414)
Other	(125,181)	(154,806)	(27,504)
Federal and foreign income taxes incurred	$(45,283)	$(92,833)	$100,510
The accompanying notes are an integral part of these statutory basis financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF CASH FLOWS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

The components of DTAs and DTLs are as follows:

	2024	2023	Change
Deferred tax assets:
Ordinary
Policyholder reserves	$272,455	$279,718	$(7,263)
Investments	2,784	12,785	(10,001)
Deferred acquisition costs	265,370	270,517	(5,147)
Fixed assets	9,343	12,428	(3,085)
Compensation and benefits accrual	2,795	2,911	(116)
Pension accrual	33,647	31,565	2,082
Receivables - nonadmitted	8	138	(130)
Tax credit carry-forward	2,274	—	2,274
Other (including items <5% of total ordinary tax assets)	24,972	23,708	1,264
Subtotal	613,648	633,770	(20,122)

Nonadmitted	175,990	216,747	(40,757)

Admitted ordinary deferred tax assets	437,658	417,023	20,635

Capital
Investments	90,570	94,161	(3,591)
Net capital loss carry-forward	5,571	—	5,571
Admitted capital deferred tax assets	96,141	94,161	1,980
Admitted deferred tax assets	$533,799	$511,184	$22,615

Deferred Tax Liabilities:
Ordinary
Investments	$47,640	$37,395	$10,245
Fixed assets	5,969	4,604	1,365
Deferred and uncollected premium	36,964	36,099	865
Policyholder reserves	12,603	25,206	(12,603)
Other (including items <5% of total ordinary tax liabilities)	5,341	6,548	(1,207)
Subtotal	108,517	109,852	(1,335)
Capital
Investments	75,883	42,539	33,344
Deferred tax liabilities	184,400	152,391	32,009
Net deferred tax assets	$349,399	$358,793	$(9,394)

The accompanying notes are an integral part of these statutory basis financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF CASH FLOWS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

The provision for income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference for the year ended December 31, 2024, are as follows:

	Tax Effect	Effective Tax Rate
Provision computed at statutory rate	$87,601	21.0%
IMR amortization	(1,148)	(0.3)%
Tax exempt income	(46,773)	(11.2)%
Tax credits	(31,965)	(7.7)%
Change in nonadmitted assets	5,457	1.3%
Other	(3,262)	(0.8)%
Total statutory income taxes	$9,910	2.3%

Federal income taxes incurred	$(45,283)	(10.9)%
Change in net deferred income taxes	55,193	13.2%
Total statutory income taxes	$9,910	2.3%
At December 31, 2024, the Company had no operating loss or tax credit carryforwards available and has not made any deposits under Section 6603 of the Internal Revenue Code. The income taxes incurred in the current and prior years that will be available for recoupment in the event of a future capital loss are $0 in 2024, 2023 and 2022.
On August 16, 2022, the U.S. enacted the Inflation Reduction Act of 2022 (“the Act”). The Act contained various tax-related provisions, including the establishment of a new 15 percent CAMT on adjusted financial statement income for certain large corporations effective for tax years beginning on or after January 1, 2023. The Company has determined it is an applicable corporation subject to the new CAMT for 2023 and future years. The Company had a small liability for 2023, but did not record a liability for 2024.
The Company is under IRS examination for the years 2020-2023. Years prior to 2020 are closed. At this time, there have been no proposed adjustments and the Company does not anticipate any adjustments that will have a material effect on the financial statements.
14.EMPLOYEE BENEFIT PLANS
The Company provides certain postretirement health care and life insurance benefits for eligible active employees through health and welfare benefit plans. Substantially all employees working for the Company are eligible for those benefits at retirement. The type and amount of benefit varies based on the plan in effect for a particular employee group.

The accompanying notes are an integral part of these statutory basis financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF CASH FLOWS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

As of December 31, 2024, the Company anticipates contributing the following amounts to its health care plan:

2025	$411
2026	420
2027	398
2028	392
2029	363
Thereafter	1,094
The following table summarizes the assets, benefit obligations and other information related to these plans as of December 31, 2024 and 2023:

	Underfunded
Change in Postretirement Benefits	2024	2023	2022
Benefit obligation at beginning of year	$1,023	$25,915	$32,841
Service cost	12	1,048	1,674
Interest cost	98	1,174	948
Contribution by plan participants	413	376	447
Actuarial gain (loss)	861	(651)	(8,795)
Benefits paid	(1,608)	(1,478)	(1,200)
Plan amendments	1,893	(25,361)	—
Benefit obligation at end of year	$2,692	$1,023	$25,915

	Postretirement Benefits
Change in plan assets	2024	2023
Fair value of plan assets at beginning of year	$—	$—
Actual return on plan assets	—	—
Foreign currency exchange rate changes	—	—
Reporting entity contribution	1,195	1,102
Plan participants' contributions	413	376
Benefits paid	(1,608)	(1,478)
Business combinations, divestitures and settlements	—	—
Fair value of plan assets at end of year	$—	$—
The accompanying notes are an integral part of these statutory basis financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF CASH FLOWS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

	Postretirement Benefits
Components of net periodic benefit costs	2024	2023	2022
Service cost	$12	$1,048	$1,674
Interest cost	98	1,174	948
Gains and losses	(559)	(493)	207
Prior service cost or credits	(2,454)	(96)	(96)
Total net periodic benefit cost	$(2,903)	$1,633	$2,733

Amounts in unassigned funds (surplus) recognized	Postretirement Benefits
as components of net periodic benefit cost	2024	2023	2022
Net prior service cost or credit arising during the period	$1,893	$(25,361)	$—
Net prior service cost or credit recognized	2,454	96	96
Net gain and loss arising during the period	861	(651)	(8,795)
Net gain and loss recognized	559	493	(207)
Items not yet recognized as a component of net periodic cost - current year	$5,767	$(25,423)	$(8,906)

Amounts in unassigned funds (surplus) that have not
yet been recognized as components of net periodic	Postretirement Benefits
benefit cost	2024	2023
Net prior service cost or credit	$(2,454)	$(96)
Net recognized gains and losses	(464)	(5,522)

Weighted-average assumptions used to determine	Postretirement Benefits
net periodic benefit cost as of December 31	2024	2023
Weighted-average discount rate	4.54%	5.00%
Expected long-term rate of return on plan assets	n/a	n/a
Rate of compensation increase	n/a	n/a

Weighted-average assumptions used to determine	Postretirement Benefits
projected benefit obligation as of December 31	2024	2023
Weighted average discount rate	4.97%	5.56%
Rate of compensation increase	n/a	n/a
The Company participates in an Employee Stock Ownership Plan (“ESOP”) sponsored by SEI covering eligible employees of SFG. SFG pays and recognizes as an expense the current year allocation to its employees pursuant to the terms of a service agreement with SEI. SEI is responsible for funding employee distributions from the SEI ESOP to participants as they occur.
Compensation expense is recognized as shares to participants are committed to be released.
The expense for 2024, 2023 and 2022 was $34,319, $43,268 and $27,486, respectively.
The accompanying notes are an integral part of these statutory basis financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF CASH FLOWS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

15.OTHER RELATED PARTY TRANSACTIONS
The Company pays fees to SEI under management contracts that cover certain investment, accounting, employee benefit and management services. The Company was charged $53,911, $61,772 and $45,222 in 2024, 2023 and 2022 , respectively, related to these contracts.
In 2021, the Company issued guaranteed investment contracts (“GICs”) to SEI for $200,000. In 2022, $101,000 of the contracts were surrendered. In 2024, the remaining contracts were surrendered. The contracts have an account value of $0 and $86,115 at December 31, 2024 and 2023, respectively, and are included in liabilities for deposit type funds in the statements of admitted assets, liabilities and capital and surplus. Interest incurred on these contracts was $768, $3,612 and $1,689 in 2024, 2023 and 2022, respectively.
The Company pays investment fees to SFGAM, an affiliate registered investment advisor. During 2024, 2023 and 2022, the Company incurred $30,099, $20,597, and $5,141, respectively, for these investment management services. The fee is calculated based on the average fair value of invested assets under management multiplied by a contractual rate.
The Company borrowed $125,000 from SFG on March 28, 2024 and has repaid the entire balance and related interest during 2024. The Company loaned $16,000 to SFG on January 16, 2024 and the entire balance and related interest was repaid on March 6, 2024. The Company loaned $150,000 to SFG on August 5, 2024 and the entire balance and related interest was repaid on September 3, 2024.

The accompanying notes are an integral part of these statutory basis financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF CASH FLOWS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

On April 26, 2023 and June 28, 2023, the Company established New Roots M Trust and Stone Roots M Trust (collectively, the “Trusts”), respectively, for the purpose of purchasing and managing residential mortgage loans. These entities are considered subsidiary controlled affiliation investments (“SCA”) per SSAP No. 97 8b(iii). The following table summarizes the balance sheet value and the NAIC filing response information as of December 31, 2024 and 2023:

	As of December 31, 2024			As of December 31, 2023
	% of SCA Ownership	Gross Amt	Admitted Amt	% of SCA Ownership	Gross Amt	Admitted Amt
Balance Sheet Value
SSAP No. 97 8b(iii) Entities
New Roots M Trust	100.0%	$1,112,950	$1,112,950	100.0%	$418,403	$418,403
Stone Roots M Trust	100.0%	649,179	649,179	100.0%	240,039	240,039
Total		$1,762,129	$1,762,129		$658,442	$658,442

	Type of Filing[1]	Date of Filing	NAIC Response Received	Resubmission Required	Code[2]
NAIC Filing Response
SSAP No. 97 8b(iii) Entities
New Roots M Trust	S2	5/16/2024	YES	NO	M
Stone Roots M Trust	S2	5/16/2024	YES	NO	M

1 S2 - Sub-2
2 M - Material
No portion of the carrying values of the Trusts was nonadmitted.
The Company provided certain investment, accounting, policy administration and management services to North American. The Company received reimbursements of $213,400, $181,206 and $156,558 in 2024, 2023 and 2022, respectively, for the costs incurred to render such services.
The Company provides certain insurance and noninsurance services to MNL Re. The Company received reimbursements of $100 in each of 2024, 2023 and 2022 for the costs incurred to render such services.
The Company provides certain insurance and noninsurance services to Solberg Re. The Company received reimbursements of $100 in each of 2024, 2023 and 2022 for the costs incurred to render such services.
The Company provides certain insurance and noninsurance services to Canal Re. The Company received reimbursements of $100 in each of 2024, 2023, and 2022, respectively, for the costs incurred to render such services.
The Company provided certain investment, accounting, payroll administration and management services to SIG for which it was reimbursed $9,455, $8,399 and $6,019 in 2024, 2023 and 2022, respectively, for costs incurred to render such services.
The accompanying notes are an integral part of these statutory basis financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF CASH FLOWS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

The Company provided certain investment, accounting, payroll administration and management services to SFN for which it was reimbursed $26,731, $22,075 and $22,781 in 2024, 2023 and 2022, respectively, for costs incurred to render such services.
The Company provides certain accounting, payroll administration and management services to Beacon. The Company received reimbursements of $585, $1,353, and $747 in 2024, 2023 and 2022, respectively, for the costs incurred to render such services.
The Company provides certain accounting, payroll administration and management services to SFGAM. The Company received reimbursements of $1,261, $979, and $454 in 2024, 2023 and 2022, respectively, for the costs incurred to render such services.
The Company provides certain insurance and noninsurance services to SFG Bermuda. The Company received reimbursements of $2,829, $2,343, and $1,500 in 2024, 2023 and 2022, respectively, for the costs incurred to render such services.
The Company issued surplus notes payable to SFG. The borrowings were $1,237,000 as of December 31, 2024 and 2023. The Company paid interest to SFG in the amount of $79,550 in both 2024 and 2023, and $72,330 in 2022, respectively. See Note 12 for further discussion of these surplus notes.
The Company is party to coinsurance agreements with North American, MNL Re, Solberg Re, Canal Re, and SFG Bermuda. See Note 9 for further discussion of these transactions.
16.COMMITMENTS AND CONTINGENCIES
Limited partnership and reverse mortgage commitments
At December 31, 2024 and 2023, the Company had outstanding capital commitments to limited partnerships of $745,807 and $1,146,262, respectively. At December 31, 2024 and 2023, the Company had outstanding capital commitments on reverse mortgages of $7,388 and $6,991, respectively.
Lease commitments
The Company leases certain equipment and office space. Rental expense on operating leases of $1,348, $1,224 and $1,773 were incurred in 2024, 2023 and 2022, respectively. The approximate future minimum lease payments under these non-cancelable leases at December 31, 2024 are as follows:

2025	$446
2026	313
2027	331
2028	331
2029	331
Thereafter	1,356

The accompanying notes are an integral part of these statutory basis financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF CASH FLOWS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

Other contingencies
Under insurance guaranty fund laws, in most states insurance companies doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. The Company does not believe such assessments will be materially different from amounts already provided for in the financial statements. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer’s own financial strength.
The Company has, in the normal course of business, claims and lawsuits filed against it. In some cases the damages sought are substantially in excess of contractual policy benefits. The Company believes these claims and lawsuits, either individually or in the aggregate, will not materially affect the Company’s financial position or results of operations.
17.SUBSEQUENT EVENTS
The Company evaluated subsequent events through April 15, 2025, the date the financial statements were available to be issued. There were no subsequent event transactions that required disclosure in the financial statements.

The accompanying notes are an integral part of these statutory basis financial statements.

Midland National Life
Insurance Company
Separate Account A
Financial Statements
December 31, 2024 and 2023

Midland National Life Insurance Company
Separate Account A
Index
Page(s)
Report of Independent Registered Public Accounting Firm    1-3
Financial Statements
Statements of Net Assets    4–5
Statements of Operations    6–7
Statements of Changes in Net Assets    8–11
Notes to Financial Statements    12–32

Report of Independent Registered Public Accounting Firm
To the Board of Directors of Midland National Life Insurance Company and the Policyowners of Midland National Life Insurance Company Separate Account A
Opinions on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts of Midland National Life Insurance Company Separate Account A indicated in the table below as of December 31, 2024, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Midland National Life Insurance Company Separate Account A as of December 31, 2024, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fidelity Variable Insurance Products Fund I - Government Money Market Portfolio (1)	Lord Abbett Series Fund, Inc. - Growth and Income Portfolio (1)
Fidelity Variable Insurance Products Fund I - High Income Portfolio (1)	Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio (1)
Fidelity Variable Insurance Products Fund I - Equity-Income Portfolio (1)	Lord Abbett Series Fund, Inc. - Dividend Growth Portfolio (1)
Fidelity Variable Insurance Products Fund I - Growth Portfolio (1)	Alger Fund - Large Cap Growth Portfolio (1)
Fidelity Variable Insurance Products Fund I - Overseas Portfolio (1)	Alger Fund - Mid Cap Growth Portfolio (1)
Fidelity Variable Insurance Products Fund I - Mid Cap Portfolio (1)	Alger Fund - Capital Appreciation Portfolio (1)
Fidelity Variable Insurance Products Fund I - Freedom Income Portfolio (1)	Alger Fund - Small Cap Growth Portfolio (1)
Fidelity Variable Insurance Products Fund I - Freedom 2010 Portfolio (1)	Invesco Variable Insurance Funds - Diversified Dividend Fund (1)
Fidelity Variable Insurance Products Fund I - Freedom 2015 Portfolio (1)	Invesco Variable Insurance Funds - Health Care Fund (1)
Fidelity Variable Insurance Products Fund I - Freedom 2020 Portfolio (1)	Invesco Variable Insurance Funds - International Equity Fund (1)
Fidelity Variable Insurance Products Fund I - Freedom 2025 Portfolio (1)	VanEck Worldwide Insurance Trust - Global Resources Fund (1)
Fidelity Variable Insurance Products Fund I - Freedom 2030 Portfolio (1)	PIMCO Variable Insurance Trust - Total Return Portfolio (1)
Fidelity Variable Insurance Products Fund II - Asset Manager Portfolio (1)	PIMCO Variable Insurance Trust - Low Duration Portfolio (1)
1

Fidelity Variable Insurance Products Fund II - Investment Grade Bond Portfolio (1)	PIMCO Variable Insurance Trust - High Yield Portfolio (1)
Fidelity Variable Insurance Products Fund II - Index 500 Portfolio (1)	PIMCO Variable Insurance Trust - Real Return Portfolio (1)

Fidelity Variable Insurance Products Fund II - Contrafund Portfolio (1)	Goldman Sachs Variable Insurance Trust - Small Cap Equity Insights Fund (1)
Fidelity Variable Insurance Products Fund II - Asset Manager: Growth Portfolio (1)	Goldman Sachs Variable Insurance Trust - Large Cap Value Fund (1)
Fidelity Variable Insurance Products Fund III - Balanced Portfolio (1)	Neuberger Berman Advisors Management Trust - AMT Mid Cap Intrinsic Value Portfolio (1)
Fidelity Variable Insurance Products Fund III - Growth & Income Portfolio (1)	Profunds VP - Japan (1)
Fidelity Variable Insurance Products Fund III - Growth Opportunities Portfolio (1)	Profounds VP – Energy (1)
Lincoln VIP American Century Funds - Balanced Fund (1)	Profunds VP - Small-Cap Value (1)
Lincoln VIP American Century Funds - Capital Appreciation Fund (1)	Profunds VP - Ultra Mid-Cap (1)
Lincoln VIP American Century Funds - International Fund (1)	Vanguard Variable Insurance Funds - Balanced (1)
Lincoln VIP American Century Funds - Value Fund (1)	Vanguard Variable Insurance Funds - Total Bond Market Index (1)
Lincoln VIP American Century Funds - Disciplined Core Value Fund (1)	Vanguard Variable Insurance Funds - High Yield Bond (1)
MFS Variable Insurance Trust - Growth Series (1)	Vanguard Variable Insurance Funds - International (1)
MFS Variable Insurance Trust - Investors Trust Series (1)	Vanguard Variable Insurance Funds - Mid-Cap Index (1)
MFS Variable Insurance Trust - New Discovery Series (1)	Vanguard Variable Insurance Funds - Real Estate Index (1)
MFS Variable Insurance Trust - Research Series (1)	Vanguard Variable Insurance Funds - Small Company Growth (1)
MFS Variable Insurance Trust - Total Return Series (1)	Vanguard Variable Insurance Funds - Short Term Investment Grade (1)
MFS Variable Insurance Trust - Utilities Series (1)	Vanguard Variable Insurance Funds - Total Stock Market Index (1)

(1)Statement of operations for the year ended December 31, 2024 and statement of changes in net assets for the years ended December 31, 2024 and 2023.

2

Basis for Opinions
These financial statements are the responsibility of the Midland National Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Midland National Life Insurance Company Separate Account A based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Midland National Life Insurance Company Separate Account A in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2024 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Des Moines, Iowa
April 15, 2025

We have served as the auditor of one or more of the subaccounts of Midland National Life Insurance Company Separate Account A since 1987.
3

Midland National Life Insurance Company
Separate Account A
Statements of Net Assets
December 31, 2024

Assets:
Investments in portfolio shares, at fair value (Note 1):	Shares	Cost	Net Assets
Fidelity Variable Insurance Products
Fund I
Government Money Market Portfolio	13,462,831	$13,462,831	$13,462,831
High Income Portfolio	1,114,083	5,665,309	5,258,471
Equity-Income Portfolio	964,024	22,768,522	25,633,386
Growth Portfolio	927,445	77,077,466	89,906,473
Overseas Portfolio	437,951	10,927,419	11,154,621
Mid Cap Portfolio	686,005	24,650,150	25,766,340
Freedom Income Portfolio	5,989	66,065	66,061
Freedom 2010 Portfolio	—	—	—
Freedom 2015 Portfolio	23,176	299,250	266,064
Freedom 2020 Portfolio	35,505	478,774	450,907
Freedom 2025 Portfolio	33,132	514,226	530,448
Freedom 2030 Portfolio	55,216	877,465	904,991
Fidelity Variable Insurance Products
Fund II
Asset Manager Portfolio	240,383	3,726,712	3,954,307
Investment Grade Bond Portfolio	644,774	8,408,724	7,079,618
Index 500 Portfolio	184,330	49,534,874	104,979,831
Contrafund Portfolio	1,655,650	69,307,060	95,928,371
Asset Manager: Growth Portfolio	141,698	2,716,898	3,263,310
Fidelity Variable Insurance Products
Fund III
Balanced Portfolio	329,347	6,740,060	8,105,229
Growth & Income Portfolio	481,889	10,896,508	14,721,722
Growth Opportunities Portfolio	371,936	18,794,625	30,870,716
Lincoln VIP American Century Funds
Balanced Fund	315,628	2,379,332	2,652,221
Capital Appreciation Fund	674,270	10,025,111	11,304,816
International Fund	1,119,611	12,400,187	11,961,925
Value Fund	2,402,828	29,134,479	29,384,177
Disciplined Core Value Fund	343,372	2,994,340	2,940,978
MFS Variable Insurance Trust
Growth Series	427,352	25,420,887	31,329,198
Investors Trust Series	52,378	1,675,561	2,081,504
New Discovery Series	682,233	11,655,346	9,421,632
Research Series	192,724	6,082,567	6,859,030
Total Return Series	22,585	548,742	525,545
Utilities Series	148,195	5,059,648	5,071,231
Lord Abbett Series Fund, Inc.
Growth and Income Portfolio	310,555	11,175,722	12,397,357
Mid-Cap Stock Portfolio	574,941	14,420,539	15,207,193
Dividend Growth Portfolio	82,405	1,415,236	1,531,087
The accompanying notes are an integral part of these financial statements
4

Midland National Life Insurance Company
Separate Account A
Statements of Net Assets
December 31, 2024

Assets:
Investments in portfolio shares, at fair value (Note 1):	Shares	Cost	Net Assets
Alger Fund
Large Cap Growth Portfolio	244,469	18,005,315	21,804,151
Mid Cap Growth Portfolio	482,758	10,207,368	9,848,253
Capital Appreciation Portfolio	257,051	20,438,541	29,784,452
Small Cap Growth Portfolio	330,679	7,333,226	5,889,389
Invesco Variable Insurance Funds
Diversified Dividend Fund	65,967	1,787,407	1,707,233
Health Care Fund	70,263	1,966,335	1,896,391
International Equity Fund	189,889	6,894,858	6,365,083
VanEck Worldwide Insurance Trust
Global Resources Fund	378,864	8,724,570	9,539,799
PIMCO Variable Insurance Trust
Total Return Portfolio	2,422,155	25,283,794	21,896,281
Low Duration Portfolio	42,339	429,227	408,146
High Yield Portfolio	293,852	2,239,627	2,127,488
Real Return Portfolio	141,178	1,715,100	1,624,954
Goldman Sachs Variable Insurance Trust
Small Cap Equity Insights Fund	449,952	5,574,031	6,047,361
Large Cap Value Fund	657,412	5,890,962	5,666,888
Neuberger Berman Advisors
Management Trust
AMT Mid Cap Intrinsic Value Portfolio	155,158	2,524,510	2,558,551
Profunds VP
Japan	10,697	684,937	726,940
Energy	74,610	3,125,444	3,053,057
Small-Cap Value	29,634	1,267,920	1,333,842
Ultra Mid-Cap	74,733	2,514,352	3,045,366
Vanguard Variable Insurance Funds
Balanced	136,278	3,120,998	3,375,616
Total Bond Market Index	132,819	1,490,592	1,389,284
High Yield Bond	108,445	814,323	802,494
International	757,120	19,605,534	19,382,265
Mid-Cap Index	482,132	11,185,222	12,940,410
Real Estate Index	294,535	3,629,544	3,457,840
Small Company Growth	493,913	9,472,221	9,636,242
Short Term Investment Grade	71,508	745,949	745,110
Total Stock Market Index	112,796	5,155,865	6,334,640
The accompanying notes are an integral part of these financial statements
5

Midland National Life Insurance Company
Separate Account A
Statements of Operations
Year Ended December 31, 2024

				Administrative			Change in Net	Realized and Change	Net Increase (Decrease)
			Investment	Expense and	Net Investment	Net Realized	Unrealized Appreciation	in Unrealized Gains	in Net Assets
	Dividend	Capital Gains	Income	Mortality and	Income (Loss)	Gain (Loss) on	(Depreciation) on	(Losses) on Investments	Resulting from Operations
	Income (a)	Distributions (b)	(c)=(a+b)	Expense Risk (d)	(e)=(c-d)	Investments (f)	Investments (g)	(h)=(f+g)	(i)=(e+h)
Fidelity Variable Insurance Products
Fund I
Government Money Market Portfolio	$483,376	$—	$483,376	$18,280	$465,096	$—	$—	$—	$465,096
High Income Portfolio	309,694	—	309,694	18,943	290,751	(66,780)	200,317	133,537	424,288
Equity-Income Portfolio	449,365	1,468,220	1,917,585	134,874	1,782,711	410,982	1,238,216	1,649,198	3,431,909
Growth Portfolio	752	18,855,836	18,856,588	460,002	18,396,586	3,814,394	(799,966)	3,014,428	21,411,014
Overseas Portfolio	189,843	525,371	715,214	36,664	678,550	121,791	(265,368)	(143,577)	534,973
Mid Cap Portfolio	137,309	3,202,569	3,339,878	50,090	3,289,788	669,591	(96,687)	572,904	3,862,692
Freedom Income Portfolio	2,234	38	2,272	63	2,209	180	199	379	2,588
Freedom 2010 Portfolio	95	—	95	13	82	(1,183)	2,354	1,171	1,253
Freedom 2015 Portfolio	9,295	10,728	20,023	306	19,717	(9,430)	11,304	1,874	21,591
Freedom 2020 Portfolio	12,907	12,202	25,109	520	24,589	176	7,034	7,210	31,799
Freedom 2025 Portfolio	12,313	1,004	13,317	1,113	12,204	1,251	9,511	10,762	22,966
Freedom 2030 Portfolio	20,426	1,946	22,372	2,094	20,278	(7,951)	65,593	57,642	77,920
Fidelity Variable Insurance Products
Fund II
Asset Manager Portfolio	96,206	25,507	121,713	27,227	94,486	(8,054)	214,678	206,624	301,110
Investment Grade Bond Portfolio	247,194	—	247,194	15,651	231,543	(384,068)	250,014	(134,054)	97,489
Index 500 Portfolio	1,265,608	60,589	1,326,197	313,980	1,012,217	6,206,620	13,904,375	20,110,995	21,123,212
Contrafund Portfolio	168,661	10,759,898	10,928,559	323,289	10,605,270	4,539,356	9,561,916	14,101,272	24,706,542
Asset Manager: Growth Portfolio	57,325	38,106	95,431	18,312	77,119	53,868	179,928	233,796	310,915
Fidelity Variable Insurance Products
Fund III
Balanced Portfolio	142,905	243,495	386,400	19,009	367,391	244,640	495,899	740,539	1,107,930
Growth & Income Portfolio	206,380	937,803	1,144,183	46,001	1,098,182	529,313	1,121,681	1,650,994	2,749,176
Growth Opportunities Portfolio	—	—	—	110,176	(110,176)	919,622	7,955,709	8,875,331	8,765,155
Lincoln VIP American Century Funds
Balanced Fund	54,133	—	54,133	6,261	47,872	40,769	208,319	249,088	296,960
Capital Appreciation Fund	—	641,699	641,699	25,271	616,428	519,168	1,361,406	1,880,574	2,497,002
International Fund	200,784	—	200,784	29,977	170,807	177,806	(4,172)	173,634	344,441
Value Fund	855,684	1,648,422	2,504,106	52,666	2,451,440	896,658	(719,055)	177,603	2,629,043
Disciplined Core Value Fund	38,765	—	38,765	10,965	27,800	(5,600)	327,084	321,484	349,284
MFS Variable Insurance Trust
Growth Series	—	2,272,473	2,272,473	84,086	2,188,387	655,834	5,008,911	5,664,745	7,853,132
Investors Trust Series	14,139	143,866	158,005	6,833	151,172	77,819	126,284	204,103	355,275
New Discovery Series	—	—	—	24,490	(24,490)	(340,560)	957,838	617,278	592,788
Research Series	39,784	382,506	422,290	19,959	402,331	59,875	638,519	698,394	1,100,725
Total Return Series	13,596	26,320	39,916	847	39,069	198	(602)	(404)	38,665
Utilities Series	115,070	141,995	257,065	7,019	250,046	50,724	233,766	284,490	534,536
The accompanying notes are an integral part of these financial statements
6

Midland National Life Insurance Company
Separate Account A
Statements of Operations
Year Ended December 31, 2024

				Administrative			Change in Net	Realized and Change	Net Increase (Decrease)
			Investment	Expense and	Net Investment	Net Realized	Unrealized Appreciation	in Unrealized Gains	in Net Assets
	Dividend	Capital Gains	Income	Mortality and	Income (Loss)	Gain (Loss) on	(Depreciation) on	(Losses) on Investments	Resulting from Operations
	Income (a)	Distributions (b)	(c)=(a+b)	Expense Risk (d)	(e)=(c-d)	Investments (f)	Investments (g)	(h)=(f+g)	(i)=(e+h)
Lord Abbett Series Fund, Inc.
Growth and Income Portfolio	103,758	901,039	1,004,797	29,462	975,335	172,230	995,687	1,167,917	2,143,252
Mid-Cap Stock Portfolio	69,319	1,556,488	1,625,807	31,712	1,594,095	455,272	(25,070)	430,202	2,024,297
Dividend Growth Portfolio	8,331	85,092	93,423	3,776	89,647	12,479	247,761	260,240	349,887
Alger Fund
Large Cap Growth Portfolio	—	—	—	33,204	(33,204)	855,582	6,166,464	7,022,046	6,988,842
Mid Cap Growth Portfolio	—	—	—	19,501	(19,501)	(1,525,811)	3,103,826	1,578,015	1,558,514
Capital Appreciation Portfolio	—	—	—	44,740	(44,740)	178,552	9,789,370	9,967,922	9,923,182
Small Cap Growth Portfolio	22,450	—	22,450	10,644	11,806	(864,819)	1,249,471	384,652	396,458
Invesco Variable Insurance Funds
Diversified Dividend Fund	31,213	66,433	97,646	2,953	94,693	(46,479)	155,060	108,581	203,274
Health Care Fund	—	—	—	2,872	(2,872)	12,594	72,975	85,569	82,697
International Equity Fund	116,235	34,555	150,790	7,023	143,767	(19,551)	(92,582)	(112,133)	31,634
VanEck Worldwide Insurance Trust
Global Resources Fund	256,959	—	256,959	11,110	245,849	62,819	(586,960)	(524,141)	(278,292)
PIMCO Variable Insurance Trust
Total Return Portfolio	867,539	—	867,539	27,527	840,012	(259,438)	(55,171)	(314,609)	525,403
Low Duration Portfolio	16,856	—	16,856	1,234	15,622	(72,116)	71,785	(331)	15,291
High Yield Portfolio	122,959	—	122,959	2,850	120,109	(18,134)	36,203	18,069	138,178
Real Return Portfolio	42,590	—	42,590	2,720	39,870	(167,740)	151,991	(15,749)	24,121
Goldman Sachs Variable Insurance Trust
Small Cap Equity Insights Fund	57,383	474,431	531,814	8,199	523,615	69,367	390,542	459,909	983,524
Large Cap Value Fund	78,998	682,103	761,101	5,997	755,104	91,279	48,824	140,103	895,207
Neuberger Berman Advisors
Management Trust
AMT Mid Cap Intrinsic Value Portfolio	22,216	100,044	122,260	3,274	118,986	(148,669)	266,127	117,458	236,444
Profunds VP
Japan	16,692	85,202	101,894	1,601	100,293	30,004	(6,240)	23,764	124,057
Energy	70,889	154,381	225,270	3,330	221,940	90,126	(183,376)	(93,250)	128,690
Small-Cap Value	4,684	7,607	12,291	1,145	11,146	10,729	49,330	60,059	71,205
Ultra Mid-Cap	19,043	—	19,043	5,424	13,619	(200,098)	649,094	448,996	462,615
Vanguard Variable Insurance Funds
Balanced	80,076	173,189	253,265	7,163	246,102	25,295	192,472	217,767	463,869
Total Bond Market Index	34,373	—	34,373	2,247	32,126	(17,428)	4,153	(13,275)	18,851
High Yield Bond	45,641	—	45,641	596	45,045	(11,205)	13,422	2,217	47,262
International	229,564	607,689	837,253	22,668	814,585	(607,780)	1,467,321	859,541	1,674,126
Mid-Cap Index	174,059	145,063	319,122	12,370	306,752	278,259	1,050,117	1,328,376	1,635,128
Real Estate Index	104,641	88,276	192,917	4,843	188,074	(22,824)	(7,752)	(30,576)	157,498
Small Company Growth	50,066	—	50,066	11,086	38,980	(129,555)	1,082,396	952,841	991,821
Short Term Investment Grade	19,600	—	19,600	805	18,795	(3,179)	11,299	8,120	26,915
Total Stock Market Index	73,150	401,039	474,189	12,105	462,084	252,127	511,001	763,128	1,225,212
The accompanying notes are an integral part of these financial statements
7

Midland National Life Insurance Company
Separate Account A
Statements of Changes in Net Assets
Year Ended December 31, 2024

		Net Increase								Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net			Transfers of			Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Cost of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Insurance (e)	Surrenders (f)	Death Benefits (g)	Terminations (h)	General Account (i)	(j)=(c+d+e+f+g+h+i)	(k)=(b+j)	(l)=(a+k)
Fidelity Variable Insurance Products
Fund I
Government Money Market Portfolio	$9,333,314	$465,096	$559,002	$373,460	$(745,988)	$(183,538)	$(53,224)	$(38,623)	$3,753,332	$3,664,421	$4,129,517	$13,462,831
High Income Portfolio	5,055,699	424,288	263,931	45,665	(324,804)	(154,477)	(49,604)	(20,258)	18,031	(221,516)	202,772	5,258,471
Equity-Income Portfolio	23,921,178	3,431,909	757,576	169,819	(1,123,008)	(652,023)	(389,403)	(100,783)	(381,879)	(1,719,701)	1,712,208	25,633,386
Growth Portfolio	73,749,376	21,411,014	1,429,353	516,767	(2,294,281)	(2,468,732)	(1,173,890)	(329,206)	(933,928)	(5,253,917)	16,157,097	89,906,473
Overseas Portfolio	11,744,062	534,973	477,697	195,313	(555,685)	(283,781)	(77,260)	(43,264)	(837,434)	(1,124,414)	(589,441)	11,154,621
Mid Cap Portfolio	25,837,441	3,862,692	720,806	160,179	(922,814)	(651,946)	(195,052)	(136,830)	(2,908,136)	(3,933,793)	(71,101)	25,766,340
Freedom Income Portfolio	52,517	2,588	2,039	—	(4,585)	—	—	—	13,502	10,956	13,544	66,061
Freedom 2010 Portfolio	14,658	1,253	1,774	—	(2)	—	—	—	(17,683)	(15,911)	(14,658)	—
Freedom 2015 Portfolio	366,581	21,591	6,585	2,450	(37,205)	—	—	(46)	(93,892)	(122,108)	(100,517)	266,064
Freedom 2020 Portfolio	419,168	31,799	5,051	1,334	(7,464)	(1,235)	—	—	2,254	(60)	31,739	450,907
Freedom 2025 Portfolio	290,922	22,966	10,605	87,632	(13,405)	—	—	(19,167)	150,895	216,560	239,526	530,448
Freedom 2030 Portfolio	858,640	77,920	28,583	100,427	(45,193)	(51,515)	(8,575)	(19,175)	(36,121)	(31,569)	46,351	904,991
Fidelity Variable Insurance Products
Fund II
Asset Manager Portfolio	3,961,706	301,110	202,664	45,517	(290,552)	(109,722)	(71,802)	(21,461)	(63,153)	(308,509)	(7,399)	3,954,307
Investment Grade Bond Portfolio	8,797,166	97,489	504,238	55,214	(585,048)	(138,166)	(43,908)	(54,413)	(1,552,954)	(1,815,037)	(1,717,548)	7,079,618
Index 500 Portfolio	88,957,051	21,123,212	2,520,374	703,585	(3,030,124)	(1,856,040)	(520,609)	(416,649)	(2,500,969)	(5,100,432)	16,022,780	104,979,831
Contrafund Portfolio	78,154,461	24,706,542	1,755,982	612,026	(2,442,928)	(2,125,465)	(458,161)	(403,016)	(3,871,070)	(6,932,632)	17,773,910	95,928,371
Asset Manager: Growth Portfolio	3,138,089	310,915	145,716	39,892	(226,928)	(43,419)	(14,677)	(19,202)	(67,076)	(185,694)	125,221	3,263,310
Fidelity Variable Insurance Products
Fund III
Balanced Portfolio	7,443,765	1,107,930	301,739	75,641	(347,898)	(134,958)	(53,819)	(48,295)	(238,876)	(446,466)	661,464	8,105,229
Growth & Income Portfolio	12,957,056	2,749,176	428,660	81,574	(597,981)	(433,354)	(53,391)	(65,885)	(344,133)	(984,510)	1,764,666	14,721,722
Growth Opportunities Portfolio	23,654,801	8,765,155	521,692	341,343	(626,740)	(724,961)	(42,242)	(188,383)	(829,949)	(1,549,240)	7,215,915	30,870,716
Lincoln VIP American Century Funds
Balanced Fund	2,615,555	296,960	101,087	25,314	(136,392)	(86,515)	(29,648)	(9,365)	(124,775)	(260,294)	36,666	2,652,221
Capital Appreciation Fund	9,666,430	2,497,002	298,352	112,901	(398,118)	(315,706)	(60,253)	(78,519)	(417,273)	(858,616)	1,638,386	11,304,816
International Fund	12,082,621	344,441	598,176	256,847	(672,013)	(333,369)	(57,261)	(87,178)	(170,339)	(465,137)	(120,696)	11,961,925
Value Fund	28,128,569	2,629,043	965,867	257,491	(1,083,469)	(919,775)	(95,757)	(173,341)	(324,451)	(1,373,435)	1,255,608	29,384,177
Disciplined Core Value Fund	2,831,481	349,284	95,142	14,609	(112,138)	(82,225)	(4,363)	(22,042)	(128,770)	(239,787)	109,497	2,940,978
MFS Variable Insurance Trust
Growth Series	25,819,002	7,853,132	632,467	228,855	(761,357)	(687,068)	(113,205)	(123,847)	(1,518,781)	(2,342,936)	5,510,196	31,329,198
Investors Trust Series	1,927,727	355,275	66,658	9,364	(85,757)	(97,381)	(40,448)	(4,845)	(49,089)	(201,498)	153,777	2,081,504
New Discovery Series	9,421,908	592,788	292,156	92,961	(372,849)	(252,864)	(47,378)	(88,481)	(216,609)	(593,064)	(276)	9,421,632
Research Series	6,078,831	1,100,725	151,715	29,361	(224,873)	(159,340)	(83,410)	(39,375)	5,396	(320,526)	780,199	6,859,030
Total Return Series	490,220	38,665	31,797	1,305	(27,234)	—	—	—	(9,208)	(3,340)	35,325	525,545
Utilities Series	4,768,236	534,536	210,430	43,595	(199,669)	(148,981)	(49,822)	(9,472)	(77,622)	(231,541)	302,995	5,071,231
Lord Abbett Series Fund, Inc.
Growth and Income Portfolio	12,217,871	2,143,252	413,784	66,046	(517,304)	(195,872)	(81,266)	(45,020)	(1,604,134)	(1,963,766)	179,486	12,397,357
Mid-Cap Stock Portfolio	13,829,335	2,024,297	664,090	125,884	(674,885)	(340,222)	(32,012)	(93,407)	(295,887)	(646,439)	1,377,858	15,207,193
Dividend Growth Portfolio	4,023,398	349,887	62,256	32,644	(59,104)	—	—	(213)	(2,877,781)	(2,842,198)	(2,492,311)	1,531,087
The accompanying notes are an integral part of these financial statements
8

Midland National Life Insurance Company
Separate Account A
Statements of Changes in Net Assets
Year Ended December 31, 2024

		Net Increase								Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net			Transfers of			Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Cost of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Insurance (e)	Surrenders (f)	Death Benefits (g)	Terminations (h)	General Account (i)	(j)=(c+d+e+f+g+h+i)	(k)=(b+j)	(l)=(a+k)
Alger Fund
Large Cap Growth Portfolio	16,850,393	6,988,842	542,115	176,619	(615,091)	(406,765)	(44,173)	(70,040)	(1,617,749)	(2,035,084)	4,953,758	21,804,151
Mid Cap Growth Portfolio	8,607,664	1,558,514	362,416	96,785	(406,968)	(187,029)	(39,229)	(65,241)	(78,659)	(317,925)	1,240,589	9,848,253
Capital Appreciation Portfolio	21,100,141	9,923,182	613,052	152,724	(738,384)	(440,752)	(101,887)	(155,119)	(568,505)	(1,238,871)	8,684,311	29,784,452
Small Cap Growth Portfolio	7,201,873	396,458	152,088	49,924	(213,952)	(83,367)	(4,501)	(23,592)	(1,585,542)	(1,708,942)	(1,312,484)	5,889,389
Invesco Variable Insurance Funds
Diversified Dividend Fund	1,670,422	203,274	69,797	28,524	(84,729)	(19,350)	(30,577)	(5,225)	(124,903)	(166,463)	36,811	1,707,233
Health Care Fund	1,905,143	82,697	139,023	31,975	(117,128)	(72,295)	(425)	(14,221)	(58,378)	(91,449)	(8,752)	1,896,391
International Equity Fund	6,340,156	31,634	301,885	97,989	(260,631)	(163,958)	(18,707)	(40,941)	77,656	(6,707)	24,927	6,365,083
VanEck Worldwide Insurance Trust
Global Resources Fund	9,823,663	(278,292)	844,601	138,244	(767,465)	(311,045)	(61,357)	(40,413)	191,863	(5,572)	(283,864)	9,539,799
PIMCO Variable Insurance Trust
Total Return Portfolio	20,927,351	525,403	1,043,309	235,053	(1,088,195)	(682,907)	(149,193)	(156,153)	1,241,613	443,527	968,930	21,896,281
Low Duration Portfolio	1,382,156	15,291	12,679	2,951	(19,625)	(1,301)	—	(3,005)	(981,000)	(989,301)	(974,010)	408,146
High Yield Portfolio	2,057,599	138,178	78,494	10,507	(99,272)	(17,557)	(10,261)	(2,138)	(28,062)	(68,289)	69,889	2,127,488
Real Return Portfolio	3,313,390	24,121	104,649	8,190	(121,489)	(30,347)	—	(10,961)	(1,662,599)	(1,712,557)	(1,688,436)	1,624,954
Goldman Sachs Variable Insurance Trust
Small Cap Equity Insights Fund	5,332,678	983,524	245,335	68,158	(276,564)	(125,083)	(12,765)	(32,691)	(135,231)	(268,841)	714,683	6,047,361
Large Cap Value Fund	4,954,412	895,207	248,125	83,472	(267,553)	(113,312)	(23,058)	(21,704)	(88,701)	(182,731)	712,476	5,666,888
Neuberger Berman Advisors
Management Trust
AMT Mid Cap Intrinsic Value Portfolio	2,370,582	236,444	95,415	45,135	(120,323)	(15,071)	(12,039)	(4,463)	(37,129)	(48,475)	187,969	2,558,551
Profunds VP
Japan	569,568	124,057	33,340	5,266	(28,236)	—	—	(7,144)	30,089	33,315	157,372	726,940
Energy	3,196,672	128,690	158,866	54,783	(139,783)	(57,799)	(34,027)	(13,034)	(241,311)	(272,305)	(143,615)	3,053,057
Small-Cap Value	1,315,504	71,205	59,567	16,471	(40,194)	(17,732)	(280)	(4,204)	(66,495)	(52,867)	18,338	1,333,842
Ultra Mid-Cap	2,576,012	462,615	102,473	16,487	(76,705)	(60,843)	(71,279)	(26,485)	123,091	6,739	469,354	3,045,366
Vanguard Variable Insurance Funds
Balanced	3,305,780	463,869	83,758	21,789	(162,129)	(5,014)	(23,765)	(2,663)	(306,009)	(394,033)	69,836	3,375,616
Total Bond Market Index	950,460	18,851	48,364	7,731	(49,949)	(10,440)	(5,258)	—	429,525	419,973	438,824	1,389,284
High Yield Bond	760,509	47,262	44,576	10,094	(38,147)	(7,442)	—	(5,623)	(8,735)	(5,277)	41,985	802,494
International	18,177,725	1,674,126	622,634	201,378	(601,448)	(582,078)	(125,755)	(98,452)	114,135	(469,586)	1,204,540	19,382,265
Mid-Cap Index	11,870,143	1,635,128	427,489	127,218	(390,796)	(329,511)	(36,156)	(65,381)	(297,724)	(564,861)	1,070,267	12,940,410
Real Estate Index	3,307,346	157,498	98,708	40,506	(113,736)	(81,852)	(26,768)	(4,756)	80,894	(7,004)	150,494	3,457,840
Small Company Growth	9,032,118	991,821	306,289	75,464	(274,786)	(202,403)	(46,021)	(36,668)	(209,572)	(387,697)	604,124	9,636,242
Short Term Investment Grade	529,694	26,915	19,013	187,636	(24,717)	(5,295)	(1,044)	(469)	13,377	188,501	215,416	745,110
Total Stock Market Index	5,518,679	1,225,212	208,743	104,813	(146,976)	(93,329)	(44,034)	(21,798)	(416,670)	(409,251)	815,961	6,334,640
The accompanying notes are an integral part of these financial statements
9

Midland National Life Insurance Company
Separate Account A
Statements of Changes in Net Assets
Year Ended December 31, 2023

		Net Increase								Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net			Transfers of			Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Cost of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Insurance (e)	Surrenders (f)	Death Benefits (g)	Terminations (h)	General Account (i)	(j)=(c+d+e+f+g+h+i)	(k)=(b+j)	(l)=(a+k)
Fidelity Variable Insurance Products
Fund I
Government Money Market Portfolio	$12,858,238	$501,043	$633,832	$158,949	$(802,661)	$(1,079,415)	$(31,334)	$(50,386)	$(2,854,952)	$(4,025,967)	$(3,524,924)	$9,333,314
High Income Portfolio	4,817,040	469,295	273,746	48,807	(344,035)	(121,770)	(37,592)	(15,215)	(34,577)	(230,636)	238,659	5,055,699
Equity-Income Portfolio	23,309,133	2,225,937	820,915	173,242	(1,165,990)	(958,785)	(165,971)	(93,737)	(223,566)	(1,613,892)	612,045	23,921,178
Growth Portfolio	57,200,413	19,780,755	1,489,799	315,311	(2,297,062)	(1,675,423)	(330,591)	(170,164)	(563,662)	(3,231,792)	16,548,963	73,749,376
Overseas Portfolio	9,659,674	2,053,633	505,185	108,350	(586,435)	(334,739)	(81,187)	(52,240)	471,821	30,755	2,084,388	11,744,062
Mid Cap Portfolio	24,067,114	3,418,870	805,023	115,253	(1,220,759)	(531,423)	(147,187)	(198,038)	(471,412)	(1,648,543)	1,770,327	25,837,441
Freedom Income Portfolio	102,572	4,676	14,423	25,000	(3,984)	—	—	(31,500)	(58,670)	(54,731)	(50,055)	52,517
Freedom 2010 Portfolio	10,457	1,142	3,094	—	(35)	—	—	—	—	3,059	4,201	14,658
Freedom 2015 Portfolio	361,441	37,368	5,593	1,420	(34,291)	—	—	—	(4,950)	(32,228)	5,140	366,581
Freedom 2020 Portfolio	381,316	46,390	5,024	426	(8,443)	—	—	—	(5,545)	(8,538)	37,852	419,168
Freedom 2025 Portfolio	287,785	37,937	11,658	2,755	(26,665)	(50,558)	—	—	28,010	(34,800)	3,137	290,922
Freedom 2030 Portfolio	901,599	121,256	33,551	7,366	(48,610)	(128,266)	—	—	(28,256)	(164,215)	(42,959)	858,640
Fidelity Variable Insurance Products
Fund II
Asset Manager Portfolio	3,740,131	440,704	218,428	30,216	(304,337)	(111,144)	(7,281)	(20,924)	(24,087)	(219,129)	221,575	3,961,706
Investment Grade Bond Portfolio	8,689,179	501,144	488,371	76,019	(629,164)	(280,651)	(43,001)	(17,098)	12,367	(393,157)	107,987	8,797,166
Index 500 Portfolio	75,447,163	18,853,237	2,548,453	565,929	(3,085,591)	(2,766,010)	(391,911)	(388,337)	(1,825,882)	(5,343,349)	13,509,888	88,957,051
Contrafund Portfolio	62,154,926	20,042,466	1,836,569	418,407	(2,744,247)	(1,650,088)	(290,590)	(448,533)	(1,164,449)	(4,042,931)	15,999,535	78,154,461
Asset Manager: Growth Portfolio	2,875,257	436,470	148,298	40,212	(242,593)	(90,414)	(14,055)	(7,197)	(7,889)	(173,638)	262,832	3,138,089
Fidelity Variable Insurance Products
Fund III
Balanced Portfolio	6,334,121	1,319,938	313,832	140,839	(364,403)	(163,702)	(128,622)	(35,556)	27,318	(210,294)	1,109,644	7,443,765
Growth & Income Portfolio	11,475,789	2,044,179	416,445	116,323	(607,621)	(271,140)	(82,904)	(44,534)	(89,481)	(562,912)	1,481,267	12,957,056
Growth Opportunities Portfolio	16,978,467	7,479,498	460,196	151,390	(623,162)	(593,603)	(52,382)	(80,348)	(65,255)	(803,164)	6,676,334	23,654,801
Lincoln VIP American Century Funds
Balanced Fund	2,311,826	366,161	109,264	60,696	(154,356)	(39,200)	(15,824)	(7,703)	(15,309)	(62,432)	303,729	2,615,555
Capital Appreciation Fund	8,598,132	1,695,857	316,729	64,115	(392,448)	(280,933)	(24,619)	(107,608)	(202,795)	(627,559)	1,068,298	9,666,430
International Fund	11,500,573	1,311,690	623,593	160,256	(710,344)	(381,444)	(56,989)	(77,040)	(287,674)	(729,642)	582,048	12,082,621
Value Fund	27,519,186	2,338,321	1,001,860	215,024	(1,122,366)	(788,571)	(123,066)	(124,963)	(786,856)	(1,728,938)	609,383	28,128,569
Disciplined Core Value Fund	2,668,312	215,752	89,631	60,571	(116,474)	(23,917)	(11,800)	(13,430)	(37,164)	(52,583)	163,169	2,831,481
MFS Variable Insurance Trust
Growth Series	20,426,688	7,032,126	662,952	172,465	(785,718)	(815,663)	(87,773)	(101,079)	(684,996)	(1,639,812)	5,392,314	25,819,002
Investors Trust Series	1,741,017	311,370	61,752	58,759	(90,798)	(87,778)	(19,049)	(9,567)	(37,979)	(124,660)	186,710	1,927,727
New Discovery Series	8,536,497	1,187,522	316,674	62,412	(379,422)	(189,710)	(4,439)	(46,384)	(61,242)	(302,111)	885,411	9,421,908
Research Series	5,171,367	1,113,412	153,817	33,766	(231,131)	(104,627)	(12,699)	(26,398)	(18,676)	(205,948)	907,464	6,078,831
Total Return Series	471,195	45,980	31,250	1,303	(27,589)	(27,104)	—	(13,664)	8,849	(26,955)	19,025	490,220
Utilities Series	5,256,522	(125,266)	223,771	35,686	(220,328)	(113,770)	(86,263)	(44,761)	(157,355)	(363,020)	(488,286)	4,768,236
Lord Abbett Series Fund, Inc.
Growth and Income Portfolio	11,704,244	1,421,811	442,595	78,785	(644,020)	(346,105)	(108,906)	(48,383)	(282,150)	(908,184)	513,627	12,217,871
Mid-Cap Stock Portfolio	12,583,361	1,850,879	644,583	102,209	(683,222)	(254,272)	(66,251)	(66,776)	(281,176)	(604,905)	1,245,974	13,829,335
Dividend Growth Portfolio	1,091,250	178,336	39,875	7,461	(35,207)	(26,458)	—	(3,032)	2,771,173	2,753,812	2,932,148	4,023,398
The accompanying notes are an integral part of these financial statements
10

Midland National Life Insurance Company
Separate Account A
Statements of Changes in Net Assets
Year Ended December 31, 2023

		Net Increase								Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net			Transfers of			Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Cost of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Insurance (e)	Surrenders (f)	Death Benefits (g)	Terminations (h)	General Account (i)	(j)=(c+d+e+f+g+h+i)	(k)=(b+j)	(l)=(a+k)
Alger Fund
Large Cap Growth Portfolio	13,038,441	4,178,107	554,470	113,450	(624,413)	(312,549)	(90,814)	(92,114)	85,815	(366,155)	3,811,952	16,850,393
Mid Cap Growth Portfolio	7,411,372	1,671,141	385,404	66,042	(422,470)	(282,036)	(29,368)	(51,545)	(140,876)	(474,849)	1,196,292	8,607,664
Capital Appreciation Portfolio	15,597,775	6,798,423	664,031	112,678	(725,100)	(339,907)	(36,723)	(73,348)	(897,688)	(1,296,057)	5,502,366	21,100,141
Small Cap Growth Portfolio	6,618,550	1,033,423	166,951	42,725	(392,444)	(125,934)	(16,325)	(40,789)	(84,284)	(450,100)	583,323	7,201,873
Invesco Variable Insurance Funds
Diversified Dividend Fund	1,848,401	140,876	87,776	20,625	(97,260)	(65,029)	(47,735)	(14,250)	(202,982)	(318,855)	(177,979)	1,670,422
Health Care Fund	2,008,499	51,021	137,196	20,007	(115,425)	(51,294)	(6,356)	(9,902)	(128,603)	(154,377)	(103,356)	1,905,143
International Equity Fund	5,842,085	1,016,304	308,290	68,182	(271,354)	(251,169)	(46,075)	(42,369)	(283,738)	(518,233)	498,071	6,340,156
VanEck Worldwide Insurance Trust
Global Resources Fund	10,540,772	(347,850)	880,391	267,499	(787,976)	(266,150)	(17,112)	(76,301)	(369,610)	(369,259)	(717,109)	9,823,663
PIMCO Variable Insurance Trust
Total Return Portfolio	20,990,791	1,175,147	1,150,306	246,456	(1,123,892)	(785,468)	(188,778)	(201,515)	(335,696)	(1,238,587)	(63,440)	20,927,351
Low Duration Portfolio	1,335,215	62,255	13,385	3,183	(25,399)	(4,798)	—	—	(1,685)	(15,314)	46,941	1,382,156
High Yield Portfolio	1,923,399	225,249	74,683	10,449	(100,394)	(46,943)	(5)	(11,112)	(17,727)	(91,049)	134,200	2,057,599
Real Return Portfolio	3,311,453	103,901	110,509	16,863	(186,903)	(50,018)	(268)	(7,413)	15,266	(101,964)	1,937	3,313,390
Goldman Sachs Variable Insurance Trust
Small Cap Equity Insights Fund	4,627,819	864,845	240,347	41,362	(266,504)	(179,996)	(33,590)	(8,271)	46,666	(159,986)	704,859	5,332,678
Large Cap Value Fund	4,833,989	574,739	247,508	49,389	(259,050)	(230,021)	(65,763)	(39,591)	(156,788)	(454,316)	120,423	4,954,412
Neuberger Berman Advisors
Management Trust
AMT Mid Cap Intrinsic Value Portfolio	2,356,155	234,266	100,158	15,934	(120,508)	(74,508)	(901)	(5,962)	(134,052)	(219,839)	14,427	2,370,582
Profunds VP
Japan	141,913	68,097	22,987	432	(16,552)	(1,604)	—	—	354,295	359,558	427,655	569,568
Energy	3,919,011	(92,067)	176,675	37,286	(146,901)	(143,801)	(32,508)	(19,914)	(501,109)	(630,272)	(722,339)	3,196,672
Small-Cap Value	1,264,127	145,329	65,942	11,884	(44,337)	(50,403)	(1,574)	(2,941)	(72,523)	(93,952)	51,377	1,315,504
Ultra Mid-Cap	2,246,173	472,724	111,788	12,405	(80,415)	(63,858)	—	(19,806)	(102,999)	(142,885)	329,839	2,576,012
Vanguard Variable Insurance Funds
Balanced	3,080,618	417,746	104,004	30,493	(157,836)	(71,123)	(143,347)	(11,873)	57,098	(192,584)	225,162	3,305,780
Total Bond Market Index	901,700	49,032	45,116	5,732	(44,821)	(91,800)	—	(3,935)	89,436	(272)	48,760	950,460
High Yield Bond	704,817	79,572	53,193	4,473	(30,688)	(29,152)	—	(9,851)	(11,855)	(23,880)	55,692	760,509
International	16,897,950	2,409,935	691,285	174,385	(587,731)	(487,171)	(64,766)	(183,679)	(672,483)	(1,130,160)	1,279,775	18,177,725
Mid-Cap Index	10,789,707	1,653,529	456,772	126,581	(384,693)	(436,380)	(43,989)	(61,775)	(229,609)	(573,093)	1,080,436	11,870,143
Real Estate Index	2,986,466	340,624	150,387	21,055	(122,599)	(61,960)	(16,021)	(50,240)	59,634	(19,744)	320,880	3,307,346
Small Company Growth	8,004,179	1,516,945	356,402	65,301	(286,047)	(297,258)	(33,866)	(100,191)	(193,347)	(489,006)	1,027,939	9,032,118
Short Term Investment Grade	515,480	29,915	38,229	4,436	(24,953)	(6,805)	—	(1,757)	(24,851)	(15,701)	14,214	529,694
Total Stock Market Index	4,363,412	1,131,081	210,465	38,655	(127,992)	(106,813)	(1,541)	(39,840)	51,252	24,186	1,155,267	5,518,679

The accompanying notes are an integral part of these financial statements
11

Midland National Life Insurance Company
Separate Account A
Notes to Financial Statements
1.Organization and Significant Accounting Policies
Organization
Midland National Life Separate Account A (“Separate Account”), a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 as amended, is a segregated investment account of Midland National Life Insurance Company (the “Company”) in accordance with the provisions of the Iowa Insurance laws. The Separate Account follows the accounting and reporting guidance in FASB Accounting Standards Codification 946. The assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of the Company. The Separate Account is used to fund fifteen variable universal life insurance products, each with different characteristics. The dates in which products were introduced result in different product groups. Sammons Financial Network, an affiliate, serves as the underwriter of the variable products.
Investments
The Separate Account invests in specified portfolios of Fidelity Variable Insurance Products Fund I (“VIPF”), Fidelity Variable Insurance Products Fund II (“VIPF II”), Fidelity Variable Insurance Products Fund III (“VIPF III”), Lincoln Variable Insurance Portfolio American Century Funds ("LVIP ACVP"), MFS Variable Insurance Trust (“MFS”), Lord Abbett Series Fund, Inc. (“LAC”), Alger Fund (“FAM”), Invesco Variable Insurance Funds (“INV”), VanEck Worldwide Insurance Trust (“VanEck”), PIMCO Variable Insurance Trust (“PIMCO”), Goldman Sachs Variable Insurance Trust (“Goldman”), Neuberger Berman Advisors Management Trust (“Neuberger”), ProFunds VP (“PF”) and Vanguard Variable Insurance Funds (“Vanguard“), (collectively “the Funds”), each diversified open-end management companies registered under the Investment Company Act of 1940, as directed by participants. All portfolios have been in existence for more than two years.
Effective April 1, 2020 the LAC Calibrated Dividend Growth Portfolio was renamed the LAC Dividend Growth Portfolio.
Effective May 1, 2020 the Vanguard Small Company Growth Portfolio was closed to new investors.
Effective September 25, 2020 the ACVP Income & Growth Fund was renamed the ACVP Disciplined Core Value Fund.
Effective May 1, 2021 the VanEck Global Hard Assets Fund was renamed the VanEck Global Resources Fund.
Effective April 29, 2022 the INV International Growth Fund was renamed the INV International Equity Fund.

Effective March 17, 2023 the PF Oil & Gas Fund was be renamed the PF Energy Fund.

12

Midland National Life Insurance Company
Separate Account A
Notes to Financial Statements
Effective April 26, 2024, the American Century Variable Portfolios, Inc. (“ACVP”) was reorganized into the LVIP ACVP.

Fair Value
Investments in shares of the Funds are valued at the net asset values (fair values) of the respective portfolios of the Funds corresponding to the investment portfolios of the Separate Account. Investment transactions are recorded on the trade date (the date the order to buy or sell is executed). Dividends are automatically reinvested in shares of the Funds.
Generally accepted accounting principles ("GAAP") define fair value as an exit price, which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value standards also establish a hierarchical disclosure framework which prioritizes and ranks the level of market price observability used in measuring financial instruments at fair value. Market price observability is affected by a number of factors, including the type of instrument and the characteristics specific to the instrument. Financial instruments with readily available active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.
The Company determines the fair value of its investments, in the absence of observable market prices, using the valuation methodologies described below applied on a consistent basis. For some investments, market activity may be minimal or nonexistent and management’s determination of fair value is then based on the best information available in the circumstances and may incorporate management’s own assumptions, which involves a significant degree of judgment.
Financial instruments measured and reported at fair value are classified and disclosed in one of the following categories.
Level 1 – Quoted prices are available in active markets for identical financial instruments as of the reporting date. The types of financial instruments included in Level 1 are mutual funds. As required by the fair value measurements guidance, the Company does not adjust the quoted price for these financial instruments, even in situations where it holds a large position and a sale could reasonably impact the quoted price.
Level 2 – Fair values are based on quoted prices for similar assets or liabilities in active and inactive markets. Inactive markets involve few transactions for similar assets or liabilities and the prices are not current or price quotations vary substantially over time or among market makers, which would include some broker quotes. Level 2 inputs also include corroborated market data such as interest rate spreads, yield curves, volatilities, prepayment speeds, credit risks and default rates. The Company does not hold any Level 2 securities in the Separate Account.
Level 3 – Pricing inputs are unobservable for the financial instrument and include situations where there is little, if any, market activity for the financial instrument. These inputs may reflect the
13

Midland National Life Insurance Company
Separate Account A
Notes to Financial Statements
Company’s estimates of the assumptions that market participants would use in valuing the financial instruments. The Company does not hold any Level 3 securities in the Separate Account.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, a financial instrument’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the financial instrument.
At December 31, 2024, the Company's investments were classified as follows:

	Quoted prices	Significant
	in active	other	Significant
	markets for	observable	unobservable
	identical assets	inputs	inputs
Assets	(Level 1)	(Level 2)	(Level 3)	Total
Mutual Funds	$778,359,117	$—	$—	$778,359,117
The first-in, first-out (“FIFO”) method is used to determine realized gains and losses on investments. Dividend and capital gain distributions are recorded as income on the ex-dividend date.
The Separate Account had no liabilities or changes in liabilities as of and for the year ended December 31, 2024.
The contracts do not provide for a variable payout option; therefore, all assets in the Separate Account are in the accumulation phase.
Federal Income Taxes
The operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the policies, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current law, the Company pays no tax on investment income and capital gains reflected in variable life policy reserves. However, the Company retains the right to charge for any federal income tax incurred which is attributable to the Separate Account if the law is changed. Charges for state and local taxes, if any, attributable to the Separate Account may also be made.
Use of Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
14

Midland National Life Insurance Company
Separate Account A
Notes to Financial Statements
Segment Reporting
The Separate Account adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standards impacted financial statement disclosures only and did not affect the subaccount's financial position or its results of operations.

Midland National Life Insurance Company has designated the Director of Product Operations as the chief operating decision maker ("CODM") for the subaccounts. The CODM has determined that each subaccount of the Separate Account constitutes a single operating segment and therefore, a single reportable segment. We report our subaccount results consistent with the manner in which the CODM reviews the increase (decrease) in net assets from operations as their performance measure in order to make operational decisions while also monitoring the net assets of each of the subaccounts within the Separate Account. Investment performance of the subaccounts may vary based on the underlying fund's investment objectives specified in the fund prospectus. The Accounting policies used to measure profit and loss of the segment are the same as those described in the summary of significant accounting policy. The measure of segment assets is reported on the Statements of Net Assets as net assets. Refer to the Statements of Operations and Changes in Net Assets and related notes for each subaccount's operating segment significant expenses.

Subsequent Events
The Separate Account has evaluated subsequent events through April 15, 2025, which is the date the financial statements were available to be issued. There are no additional subsequent transactions that require disclosure in the financial statements.

2.Expenses
The Company is compensated for certain expenses as described below. The rates of each applicable charge are described in the Separate Account’s prospectus.
•A contract administration fee is charged to cover the Company’s record keeping and other administrative expenses incurred to operate the Separate Account. This fee is allocated to the individual portfolios of the Funds based on the net asset value of the portfolios in proportion to the total net asset value of the Separate Account.
•A mortality and expense risk charge is charged in return for the Company’s assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with policies issued. This fee is charged directly to the individual portfolios of the Funds based on the net asset value of the portfolio.
•A transfer charge is imposed on each transfer between portfolios of the Separate Account in excess of a stipulated number of transfers in any one contract year. A deferred sales charge may be imposed in the event of a full or partial withdrawal within the stipulated number of years.
•A cost of insurance rate is applied based on a number of factors including sex, attained age, face amount of insurance, and rating class of the Insured person at the time of the charge.
15

Midland National Life Insurance Company
Separate Account A
Notes to Financial Statements
•A sales and premium tax charge is deducted from each premium payment made prior to deposit into the separate account.
The rates of each applicable charge depending on the product are summarized below:

Product	M&E Charge	Admin Charge
Advanced Variable Universal Life*	0.90%	$7 per month
Advisor Variable Universal Life*	1.40%	$10 per month
Foundation Variable Universal Life*^	0.90%	$7 per month
Premier Variable Universal Life 1.1*	0.90%	$7 per month
Premier Variable Universal Life 3 *#	0.80%	$10 per month
Survivorship Variable Universal Life*	0.50%	$10 per month
Variable Executive Universal Life 2*	0.90%	$6 per month
Variable Executive Universal Life*	0.90%	$5 per month
Variable Universal Life*	0.90%	$5 per month
Variable Universal Life 2*	0.90%	$5 per month
Variable Universal Life 3*	0.90%	$7 per month
Variable Universal Life 4*	0.90%	$7 per month
Variable Universal Life -- Cash Value*	0.60%	$12 per month
Variable Universal Life -- Cash Value 2 *&	0.60%	$12 per month
Variable Universal Life -- Death Benefit*	0.90%	$8 per month

*New contracts are no longer being issued for this product
^M&E charge drops to 0.10% upon reaching the 10th anniversary
#M&E charge drops to 0.00% upon reaching the 10th anniversary
&M&E charge drops to 0.05% upon reaching the 10th anniversary
16

Midland National Life Insurance Company
Separate Account A
Notes to Financial Statements

3.Purchases and Sales of Investment Securities
The aggregate cost of purchases and proceeds from sales of investments for the years ended December 31, 2024 and 2023, were as follows:

	2024		2023
Portfolio	Purchases	Sales	Purchases	Sales

Fidelity Variable Insurance Products
Fund I
Government Money Market Portfolio	$8,495,226	$4,365,709	$7,961,033	$11,485,957
High Income Portfolio	494,257	425,023	454,797	427,269
Equity-Income Portfolio	2,350,688	2,287,678	1,710,700	2,346,474
Growth Portfolio	20,251,788	7,109,120	4,133,417	4,559,354
Overseas Portfolio	1,572,226	2,018,090	3,998,921	3,824,226
Mid Cap Portfolio	3,904,512	4,548,517	1,153,009	2,035,236
Freedom Income Portfolio	17,319	4,154	49,251	101,168
Freedom 2010 Portfolio	1,881	17,711	4,368	38
Freedom 2015 Portfolio	29,026	131,418	27,979	40,244
Freedom 2020 Portfolio	33,220	8,690	21,944	15,353
Freedom 2025 Portfolio	268,886	40,122	254,203	280,715
Freedom 2030 Portfolio	183,461	194,753	203,489	348,207
Fidelity Variable Insurance Products
Fund II
Asset Manager Portfolio	227,133	441,156	211,864	326,238
Investment Grade Bond Portfolio	657,270	2,240,763	600,758	791,346
Index 500 Portfolio	5,669,564	9,757,780	3,407,175	7,052,759
Contrafund Portfolio	14,096,240	10,423,602	7,612,119	9,051,365
Asset Manager: Growth Portfolio	150,948	259,522	135,947	272,402
Fidelity Variable Insurance Products
Fund III
Balanced Portfolio	888,025	967,099	1,013,448	877,077
Growth & Income Portfolio	1,380,016	1,266,343	1,076,335	1,017,570
Growth Opportunities Portfolio	759,337	2,418,753	1,054,907	1,939,600
Lincoln VIP American Century Funds
Balanced Fund	133,904	346,326	194,113	215,151
Capital Appreciation Fund	2,432,887	2,675,076	280,373	916,475
International Fund	3,768,650	4,062,980	2,674,532	3,266,105
Value Fund	5,418,973	4,340,967	3,306,597	2,334,784
Disciplined Core Value Fund	122,705	334,692	149,976	171,456
MFS Variable Insurance Trust
Growth Series	3,302,819	3,457,369	3,523,248	3,390,077
Investors Trust Series	208,657	258,983	204,510	222,119
New Discovery Series	311,678	929,231	578,106	903,566
Research Series	537,680	455,874	542,728	436,762
Total Return Series	98,673	62,944	84,347	82,122
Utilities Series	665,914	647,408	746,762	681,711
Lord Abbett Series Fund, Inc.
Growth and Income Portfolio	1,329,455	2,317,885	622,927	1,212,428
Mid-Cap Stock Portfolio	3,445,759	2,498,104	788,458	984,190
Dividend Growth Portfolio	2,406,633	5,159,184	2,931,850	99,356
17

Midland National Life Insurance Company
Separate Account A
Notes to Financial Statements

	2024		2023
Portfolio	Purchases	Sales	Purchases	Sales
Alger Fund
Large Cap Growth Portfolio	2,519,386	4,587,673	1,027,736	1,420,209
Mid Cap Growth Portfolio	2,838,299	3,175,725	929,389	1,421,249
Capital Appreciation Portfolio	1,155,403	2,439,014	4,985,932	6,314,813
Small Cap Growth Portfolio	152,482	1,849,618	142,569	606,264
Invesco Variable Insurance Funds
Diversified Dividend Fund	197,578	269,348	263,244	414,249
Health Care Fund	136,273	230,594	187,176	344,223
International Equity Fund	521,181	384,121	326,913	835,390
VanEck Worldwide Insurance Trust
Global Resources Fund	1,306,366	1,066,090	1,294,192	1,398,149
PIMCO Variable Insurance Trust
Total Return Portfolio	2,691,632	1,408,093	1,763,639	2,303,423
Low Duration Portfolio	30,475	1,004,153	61,179	31,489
High Yield Portfolio	246,293	194,473	174,396	157,293
Real Return Portfolio	171,123	1,843,810	823,037	832,182
Goldman Sachs Variable Insurance Trust
Small Cap Equity Insights Fund	1,029,861	775,087	447,055	563,984
Large Cap Value Fund	3,378,580	2,806,208	765,132	724,558
Neuberger Berman Advisors
Management Trust
AMT Mid Cap Intrinsic Value Portfolio	1,177,680	1,107,168	406,881	485,851
Profunds VP
Japan	405,374	271,766	393,082	34,040
Energy	521,247	571,612	272,312	830,695
Small-Cap Value	140,738	182,459	228,778	266,370
Ultra Mid-Cap	524,733	504,375	237,053	384,803
Vanguard Variable Insurance Funds
Balanced	490,233	638,162	386,649	393,370
Total Bond Market Index	554,149	102,049	157,295	137,230
High Yield Bond	154,512	114,745	83,783	72,673
International	6,503,914	6,158,914	1,914,437	2,180,240
Mid-Cap Index	2,235,624	2,493,733	789,514	1,013,501
Real Estate Index	466,913	285,843	502,741	313,079
Small Company Growth	392,854	741,570	270,419	734,531
Short Term Investment Grade	273,057	65,761	54,614	60,204
Total Stock Market Index	1,055,792	1,002,962	967,556	615,489
18

Midland National Life Insurance Company
Separate Account A
Notes to Financial Statements

4.Summary of Changes from Unit Transactions
Transactions in units for the years ended December 31, 2024 and 2023 were as follows:

	2024			2023
			Net Increase/			Net Increase/
Portfolio	Purchases	Sales	(Decrease)	Purchases	Sales	(Decrease)

Fidelity Variable Insurance Products
Fund I
Government Money Market Portfolio	775,413	463,830	311,583	745,743	1,107,943	(362,200)
High Income Portfolio	37,099	44,965	(7,866)	22,731	30,761	(8,030)
Equity-Income Portfolio	30,383	61,126	(30,743)	37,025	73,630	(36,605)
Growth Portfolio	50,868	110,505	(59,637)	55,871	104,413	(48,542)
Overseas Portfolio	81,543	126,769	(45,226)	215,594	201,845	13,749
Mid Cap Portfolio	37,358	152,247	(114,889)	34,791	85,812	(51,021)
Freedom Income Portfolio	931	292	639	2,999	6,571	(3,572)
Freedom 2010 Portfolio	89	795	(706)	157	2	155
Freedom 2015 Portfolio	496	5,719	(5,223)	491	2,020	(1,529)
Freedom 2020 Portfolio	369	368	1	329	724	(395)
Freedom 2025 Portfolio	11,351	1,760	9,591	11,894	13,895	(2,001)
Freedom 2030 Portfolio	6,992	7,957	(965)	7,993	15,325	(7,332)
Fidelity Variable Insurance Products
Fund II
Asset Manager Portfolio	23,465	29,635	(6,170)	7,938	14,666	(6,728)
Investment Grade Bond Portfolio	67,946	181,058	(113,112)	53,473	77,795	(24,322)
Index 500 Portfolio	190,573	281,404	(90,831)	120,542	235,893	(115,351)
Contrafund Portfolio	103,250	232,942	(129,692)	166,983	250,161	(83,178)
Asset Manager: Growth Portfolio	8,638	15,019	(6,381)	8,673	14,720	(6,047)
Fidelity Variable Insurance Products
Fund III
Balanced Portfolio	20,420	33,398	(12,978)	27,433	32,926	(5,493)
Growth & Income Portfolio	19,275	40,446	(21,171)	22,196	36,637	(14,441)
Growth Opportunities Portfolio	19,853	41,360	(21,507)	30,031	47,311	(17,280)
Lincoln VIP American Century Funds
Balanced Fund	6,010	14,931	(8,921)	8,745	10,692	(1,947)
Capital Appreciation Fund	54,639	70,287	(15,648)	15,246	32,006	(16,760)
International Fund	250,168	273,758	(23,590)	170,285	213,073	(42,788)
Value Fund	160,536	192,454	(31,918)	59,504	107,376	(47,872)
Disciplined Core Value Fund	4,390	10,914	(6,524)	5,772	7,533	(1,761)
MFS Variable Insurance Trust
Growth Series	54,960	93,236	(38,276)	54,406	92,227	(37,821)
Investors Trust Series	2,054	6,634	(4,580)	3,664	7,159	(3,495)
New Discovery Series	20,824	34,337	(13,513)	24,849	32,658	(7,809)
Research Series	5,490	12,430	(6,940)	10,715	15,508	(4,793)
Total Return Series	2,617	2,688	(71)	2,772	4,122	(1,350)
Utilities Series	21,892	29,798	(7,906)	20,220	33,537	(13,317)
19

Midland National Life Insurance Company
Separate Account A
Notes to Financial Statements

	2024			2023
			Net Increase/			Net Increase/
Portfolio	Purchases	Sales	(Decrease)	Purchases	Sales	(Decrease)
Lord Abbett Series Fund, Inc.
Growth and Income Portfolio	20,746	91,409	(70,663)	23,489	55,986	(32,497)
Mid-Cap Stock Portfolio	92,244	109,168	(16,924)	33,191	53,868	(20,677)
Dividend Growth Portfolio	57,175	128,666	(71,491)	75,316	4,051	71,265
Alger Fund
Large Cap Growth Portfolio	99,397	137,199	(37,802)	58,368	68,623	(10,255)
Mid Cap Growth Portfolio	86,085	100,890	(14,805)	43,453	60,687	(17,234)
Capital Appreciation Portfolio	27,899	46,025	(18,126)	130,810	153,629	(22,819)
Small Cap Growth Portfolio	12,835	76,270	(63,435)	12,038	29,324	(17,286)
Invesco Variable Insurance Funds
Diversified Dividend Fund	16,723	23,155	(6,432)	8,601	23,033	(14,432)
Health Care Fund	17,465	19,610	(2,145)	8,194	12,376	(4,182)
International Equity Fund	56,225	57,098	(873)	52,147	80,380	(28,233)
VanEck Worldwide Insurance Trust
Global Resources Fund	242,261	236,352	5,909	205,012	234,196	(29,184)
PIMCO Variable Insurance Trust
Total Return Portfolio	407,293	374,983	32,310	211,152	297,503	(86,351)
Low Duration Portfolio	1,369	75,255	(73,886)	1,437	2,756	(1,319)
High Yield Portfolio	10,166	13,546	(3,380)	5,486	10,042	(4,556)
Real Return Portfolio	15,406	125,218	(109,812)	57,702	65,169	(7,467)
Goldman Sachs Variable Insurance Trust
Small Cap Equity Insights Fund	33,441	40,731	(7,290)	18,685	24,111	(5,426)
Large Cap Value Fund	104,565	109,107	(4,542)	34,868	53,009	(18,141)
Neuberger Berman Advisors Management Trust
AMT Mid Cap Intrinsic Value Portfolio	38,361	38,982	(621)	13,185	21,799	(8,614)
Profunds VP
Japan	11,077	9,531	1,546	25,553	3,595	21,958
Energy	40,989	58,482	(17,493)	28,217	72,005	(43,788)
Small-Cap Value	7,507	9,404	(1,897)	8,260	12,433	(4,173)
Ultra Mid-Cap	11,896	12,116	(220)	8,713	12,904	(4,191)
Vanguard Variable Insurance Funds
Balanced	8,945	20,370	(11,425)	8,730	15,512	(6,782)
Total Bond Market Index	53,901	23,025	30,876	11,972	12,011	(39)
High Yield Bond	6,007	6,317	(310)	3,372	4,556	(1,184)
International	300,319	318,117	(17,798)	99,267	147,842	(48,575)
Mid-Cap Index	89,568	105,683	(16,115)	35,139	50,932	(15,793)
Real Estate Index	14,791	14,943	(152)	17,381	18,242	(861)
Small Company Growth	32,071	40,819	(8,748)	16,248	28,978	(12,730)
Short Term Investment Grade	43,297	29,483	13,814	4,064	5,425	(1,361)
Total Stock Market Index	16,470	24,273	(7,803)	18,959	18,714	245
20

Midland National Life Insurance Company
Separate Account A
Notes to Financial Statements
5.Financial Highlights
The Company sells a number of variable life insurance products which have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.
The following table illustrates the lowest and highest total return by portfolio currently offered by the Company. Only product designs within each portfolio that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by the Company as contract owners may not have selected all available and applicable contract options.

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Net assets represented by
Fidelity Variable Insurance Products
Fund I
Government Money Market Portfolio
2024	1,120,017	$10.52 to 20.57	$13,462,831	4.24%	0.00% to 1.40%	3.64% to 5.10%
2023	808,434	10.15 to 19.79	$9,333,314	4.70%	0.00% to 1.40%	3.44% to 4.89%
2022	1,170,634	9.82 to 19.07	$12,858,238	1.64%	0.00% to 1.40%	0.03% to 1.44%
2021	766,245	9.81 to 19.01	$8,405,754	0.01%	0.00% to 1.40%	-1.38% to 0.01%
2020	989,030	9.95 to 19.22	$10,843,233	0.26%	0.00% to 1.40%	-1.07% to 0.32%

High Income Portfolio
2024	211,404	20.27 to 59.52	$5,258,471	6.01%	0.00% to 1.40%	7.45% to 8.97%
2023	219,270	18.62 to 55.23	$5,055,699	5.60%	0.00% to 1.40%	8.95% to 10.48%
2022	227,300	16.87 to 50.54	$4,817,040	4.76%	0.00% to 1.40%	-12.60% to -11.37%
2021	255,851	19.06 to 57.66	$6,071,181	5.22%	0.00% to 1.40%	2.96% to 4.41%
2020	239,080	18.27 to 55.83	$5,566,849	4.75%	0.00% to 1.40%	1.32% to 2.75%

Equity-Income Portfolio
2024	488,866	32.76 to 186.36	$25,633,386	1.81%	0.00% to 1.40%	13.74% to 15.35%
2023	519,609	28.47 to 163.36	$23,921,178	1.86%	0.00% to 1.40%	9.11% to 10.65%
2022	556,214	25.79 to 149.27	$23,309,133	1.84%	0.00% to 1.40%	-6.28% to -4.96%
2021	597,491	27.21 to 158.79	$26,336,178	1.93%	0.00% to 1.40%	23.16% to 24.89%
2020	645,495	21.84 to 128.54	$22,787,309	1.72%	0.00% to 1.40%	5.21% to 6.69%

Growth Portfolio
2024	1,071,976	60.91 to 396.28	$89,906,473	0.00%	0.00% to 1.40%	28.57% to 30.39%
2023	1,131,613	46.95 to 307.30	$73,749,376	0.13%	0.00% to 1.40%	34.35% to 36.24%
2022	1,180,155	34.63 to 228.05	$57,200,413	0.58%	0.00% to 1.40%	-25.51% to -24.46%
2021	1,242,006	46.07 to 305.21	$80,737,029	0.00%	0.00% to 1.40%	21.50% to 23.21%
2020	1,327,244	37.58 to 250.44	$70,483,362	0.07%	0.00% to 1.40%	41.89% to 43.89%

21

Midland National Life Insurance Company
Separate Account A
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Overseas Portfolio
2024	470,390	16.87 to 62.98	$11,154,621	1.66%	0.00% to 1.40%	3.58% to 5.05%
2023	515,616	16.10 to 60.62	$11,744,062	1.33%	0.00% to 1.40%	18.84% to 20.51%
2022	501,867	13.39 to 50.86	$9,659,674	0.93%	0.00% to 1.40%	-25.53% to -24.48%
2021	541,413	17.78 to 68.10	$13,779,578	0.47%	0.00% to 1.40%	18.04% to 19.70%
2020	676,600	14.89 to 57.52	$14,340,929	0.39%	0.00% to 1.40%	14.01% to 15.61%

Mid Cap Portfolio
2024	603,428	37.72 to 81.18	$25,766,340	0.53%	0.00% to 1.40%	15.85% to 17.49%
2023	718,317	32.19 to 69.44	$25,837,441	0.59%	0.00% to 1.40%	13.48% to 15.08%
2022	769,338	28.04 to 60.64	$24,067,114	0.46%	0.00% to 1.40%	-15.93% to -14.74%
2021	814,028	32.97 to 71.49	$29,945,021	0.62%	0.00% to 1.40%	23.86% to 25.60%
2020	861,811	26.32 to 57.20	$25,328,580	0.56%	0.00% to 1.40%	16.55% to 18.19%

Freedom Income Portfolio
2024	3,801	15.31 to 18.40	$66,061	3.77%	0.00% to 1.40%	3.30% to 4.45%
2023	3,162	14.83 to 17.61	$52,517	3.74%	0.00% to 1.40%	6.74% to 7.91%
2022	6,734	13.89 to 16.32	$102,572	2.26%	0.00% to 1.40%	-13.01% to -12.05%
2021	8,150	15.97 to 18.56	$141,056	0.97%	0.00% to 1.40%	2.22% to 3.35%
2020	7,951	15.62 to 17.95	$133,352	1.26%	0.00% to 1.40%	9.27% to 10.47%

Freedom 2010 Portfolio
2024	—	21.85 to 21.85	$0	1.30%	0.00% to 1.40%	5.27% to 5.27%
2023	706	20.76 to 20.76	$14,658	4.18%	0.00% to 1.40%	9.37% to 9.37%
2022	551	15.72 to 18.98	$10,457	1.88%	0.00% to 1.40%	-14.47% to -13.61%
2021	1,968	18.43 to 21.97	$39,245	0.33%	0.00% to 1.40%	4.73% to 5.79%
2020	9,620	18.31 to 20.77	$199,159	1.35%	0.00% to 1.40%	11.26% to 12.38%

Freedom 2015 Portfolio
2024	11,203	21.89 to 23.79	$266,064	2.94%	0.00% to 1.40%	5.99% to 6.52%
2023	16,426	20.65 to 22.33	$366,581	3.60%	0.00% to 1.40%	10.40% to 10.95%
2022	17,955	18.71 to 20.13	$361,441	2.06%	0.00% to 1.40%	-15.02% to -14.68%
2021	19,462	22.02 to 23.60	$459,090	1.24%	0.00% to 1.40%	7.16% to 7.59%
2020	15,668	20.54 to 21.93	$343,588	1.98%	0.00% to 1.40%	13.28% to 13.73%

Freedom 2020 Portfolio
2024	17,930	20.78 to 25.83	$450,907	2.97%	0.00% to 1.40%	6.53% to 7.71%
2023	17,929	19.51 to 24.00	$419,168	3.21%	0.00% to 1.40%	11.17% to 12.40%
2022	18,324	17.54 to 21.38	$381,316	2.00%	0.00% to 1.40%	-16.61% to -15.69%
2021	18,426	21.04 to 25.38	$455,455	1.08%	0.00% to 1.40%	8.27% to 9.47%
2020	20,660	19.43 to 23.21	$457,078	1.13%	0.00% to 1.40%	13.80% to 15.06%

Freedom 2025 Portfolio
2024	21,148	21.60 to 28.43	$530,448	3.00%	0.00% to 1.40%	6.95% to 8.47%
2023	11,557	21.13 to 26.23	$290,922	3.20%	0.00% to 1.40%	12.38% to 13.62%
2022	13,558	18.02 to 23.11	$287,785	1.59%	0.00% to 1.40%	-17.34% to -16.43%
2021	48,057	21.87 to 27.68	$1,263,234	1.50%	0.00% to 1.40%	9.62% to 10.83%
2020	20,698	20.75 to 25.00	$487,299	1.16%	0.00% to 1.40%	14.68% to 15.95%

22

Midland National Life Insurance Company
Separate Account A
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Freedom 2030 Portfolio
2024	32,272	23.66 to 30.88	$904,991	2.32%	0.00% to 1.40%	8.21% to 9.41%
2023	33,237	21.87 to 28.25	$858,640	2.45%	0.00% to 1.40%	13.45% to 14.70%
2022	40,569	18.48 to 24.65	$901,599	1.50%	0.00% to 1.40%	-17.78% to -16.87%
2021	100,914	22.54 to 29.69	$2,768,106	1.44%	0.00% to 1.40%	11.14% to 12.37%
2020	54,901	21.09 to 26.45	$1,327,051	1.12%	0.00% to 1.40%	15.61% to 16.89%

Fidelity Variable Insurance Products
Fund II
Asset Manager Portfolio
2024	106,639	23.77 to 76.94	$3,954,307	2.43%	0.00% to 1.40%	6.98% to 8.50%
2023	112,809	21.96 to 71.70	$3,961,706	2.32%	0.00% to 1.40%	11.38% to 12.94%
2022	119,537	19.49 to 64.18	$3,740,131	1.93%	0.00% to 1.40%	-16.12% to -14.94%
2021	130,483	22.91 to 76.29	$4,805,391	1.60%	0.00% to 1.40%	8.39% to 9.92%
2020	141,496	20.84 to 70.17	$4,758,472	1.42%	0.00% to 1.40%	13.27% to 14.87%

Investment Grade Bond Portfolio
2024	423,881	14.43 to 36.29	$7,079,618	3.11%	0.00% to 1.40%	0.37% to 1.79%
2023	536,993	14.19 to 36.05	$8,797,166	2.54%	0.00% to 1.40%	4.73% to 6.20%
2022	561,315	13.38 to 34.32	$8,689,179	2.15%	0.00% to 1.40%	-14.17% to -12.96%
2021	604,633	15.38 to 39.86	$10,813,805	2.16%	0.00% to 1.40%	-1.99% to -0.61%
2020	622,351	15.49 to 40.55	$11,418,430	2.16%	0.00% to 1.40%	7.87% to 9.39%

Index 500 Portfolio
2024	1,757,348	52.91 to 165.24	$104,979,831	1.31%	0.00% to 1.40%	23.15% to 24.90%
2023	1,848,179	42.47 to 133.77	$88,957,051	1.47%	0.00% to 1.40%	24.44% to 26.19%
2022	1,963,530	33.74 to 107.17	$75,447,163	1.38%	0.00% to 1.40%	-19.35% to -18.21%
2021	2,065,527	41.35 to 132.49	$97,504,480	1.26%	0.00% to 1.40%	26.79% to 28.58%
2020	2,192,819	32.24 to 104.18	$80,704,463	1.62%	0.00% to 1.40%	16.60% to 18.24%

Contrafund Portfolio
2024	1,369,796	52.83 to 193.92	$95,928,371	0.19%	0.00% to 1.40%	31.92% to 33.79%
2023	1,499,488	39.58 to 146.55	$78,154,461	0.50%	0.00% to 1.40%	31.60% to 33.45%
2022	1,582,666	29.73 to 111.03	$62,154,926	0.47%	0.00% to 1.40%	-27.34% to -26.31%
2021	1,666,184	40.45 to 152.34	$89,015,042	0.06%	0.00% to 1.40%	26.06% to 27.83%
2020	1,748,029	31.72 to 120.49	$73,245,701	0.24%	0.00% to 1.40%	28.75% to 30.57%

Asset Manager: Growth Portfolio
2024	100,853	26.85 to 55.31	$3,263,310	1.79%	0.00% to 1.40%	9.59% to 10.81%
2023	107,234	24.24 to 50.47	$3,138,089	1.79%	0.00% to 1.40%	15.10% to 16.37%
2022	113,281	20.83 to 43.85	$2,875,257	1.72%	0.00% to 1.40%	-18.03% to -16.88%
2021	120,227	25.06 to 53.33	$3,673,486	1.44%	0.00% to 1.40%	12.38% to 13.96%
2020	125,694	21.99 to 47.32	$3,396,636	1.06%	0.00% to 1.40%	15.64% to 17.27%

23

Midland National Life Insurance Company
Separate Account A
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Fidelity Variable Insurance Products
Fund III
Balanced Portfolio
2024	196,445	38.03 to 58.61	$8,105,229	1.84%	0.00% to 1.40%	14.30% to 15.92%
2023	209,423	32.89 to 51.02	$7,443,765	1.73%	0.00% to 1.40%	19.84% to 21.53%
2022	214,916	27.13 to 42.36	$6,334,121	1.23%	0.00% to 1.40%	-19.08% to -17.94%
2021	218,257	33.15 to 52.09	$7,888,436	0.96%	0.00% to 1.40%	16.62% to 18.26%
2020	228,750	28.10 to 44.44	$6,976,989	1.36%	0.00% to 1.40%	20.69% to 22.39%

Growth & Income Portfolio
2024	291,285	42.93 to 76.99	$14,721,722	1.49%	0.00% to 1.40%	20.51% to 22.21%
2023	312,456	35.22 to 63.57	$12,957,056	1.66%	0.00% to 1.40%	17.07% to 18.72%
2022	326,897	29.74 to 54.03	$11,475,789	1.59%	0.00% to 1.40%	-6.27% to -4.95%
2021	346,276	31.37 to 57.35	$12,918,496	2.50%	0.00% to 1.40%	24.2% to 25.95%
2020	359,162	24.97 to 45.95	$10,692,900	1.90%	0.00% to 1.40%	6.35% to 7.85%

Growth Opportunities Portfolio
2024	366,312	78.98 to 110.06	$30,870,716	0.00%	0.00% to 1.40%	36.95% to 38.89%
2023	387,819	57.16 to 79.32	$23,654,801	0.00%	0.00% to 1.40%	43.63% to 45.65%
2022	405,099	39.44 to 54.52	$16,978,467	0.00%	0.00% to 1.40%	-39.01% to -38.15%
2021	432,673	64.08 to 88.23	$29,510,303	0.00%	0.00% to 1.40%	10.39% to 11.94%
2020	458,684	57.53 to 79.23	$28,101,102	0.01%	0.00% to 1.40%	66.32% to 68.66%

Lincoln VIP American Century Funds
Balanced Fund
2024	86,548	28.89 to 44.94	$2,652,221	2.06%	0.00% to 1.40%	10.50% to 11.95%
2023	95,469	25.84 to 40.47	$2,615,555	1.92%	0.00% to 1.40%	14.79% to 16.29%
2022	97,416	22.25 to 35.08	$2,311,826	1.15%	0.00% to 1.40%	-18.41% to -17.35%
2021	101,520	26.97 to 42.78	$2,927,492	0.73%	0.00% to 1.40%	14.16% to 15.65%
2020	116,369	23.35 to 37.29	$2,908,400	1.13%	0.00% to 1.40%	10.96% to 12.41%

Capital Appreciation Fund
2024	231,520	41.36 to 95.47	$11,304,816	0.00%	0.00% to 1.40%	23.23% to 24.98%
2023	247,168	33.18 to 77.24	$9,666,430	0.00%	0.00% to 1.40%	19.02% to 20.69%
2022	263,928	27.56 to 64.70	$8,598,132	0.00%	0.00% to 1.40%	-29.11% to -28.11%
2021	281,123	38.43 to 91.00	$12,723,159	0.00%	0.00% to 1.40%	9.61% to 11.16%
2020	294,079	34.66 to 82.77	$12,000,251	0.00%	0.00% to 1.40%	40.48% to 42.46%

International Fund
2024	618,754	15.78 to 29.72	$11,961,925	1.67%	0.00% to 1.40%	1.17% to 2.61%
2023	642,344	15.42 to 29.23	$12,082,621	1.42%	0.00% to 1.40%	11.01% to 12.57%
2022	685,132	13.73 to 26.22	$11,500,573	1.28%	0.00% to 1.40%	-25.80% to -24.75%
2021	669,730	18.30 to 35.24	$15,030,782	0.16%	0.00% to 1.40%	7.24% to 8.75%
2020	700,757	16.87 to 32.76	$14,527,099	0.43%	0.00% to 1.40%	24.13% to 25.88%

24

Midland National Life Insurance Company
Separate Account A
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Value Fund
2024	722,589	35.52 to 73.21	$29,384,177	2.98%	0.00% to 1.40%	7.95% to 9.48%
2023	754,507	32.52 to 67.48	$28,128,569	2.31%	0.00% to 1.40%	7.59% to 9.10%
2022	802,379	29.88 to 62.41	$27,519,186	2.08%	0.00% to 1.40%	-0.85% to 0.54%
2021	916,265	29.80 to 62.64	$31,213,232	1.84%	0.00% to 1.40%	22.78% to 24.51%
2020	971,485	23.99 to 50.76	$26,633,952	2.00%	0.00% to 1.40%	-0.43% to 0.98%

Disciplined Core Value Fund
2024	79,617	33.66 to 46.45	$2,940,978	1.34%	0.00% to 1.40%	11.51% to 12.98%
2023	86,141	29.83 to 41.45	$2,831,481	1.49%	0.00% to 1.40%	7.15% to 8.54%
2022	87,902	27.53 to 38.49	$2,668,312	1.72%	0.00% to 1.40%	-13.95% to -12.82%
2021	89,726	31.62 to 44.51	$3,142,744	1.11%	0.00% to 1.40%	21.93% to 23.53%
2020	101,318	25.64 to 36.32	$2,893,550	1.80%	0.00% to 1.40%	10.25% to 11.70%

MFS Variable Insurance Trust
Growth Series
2024	514,908	46.47 to 92.73	$31,329,198	0.00%	0.00% to 1.40%	29.63% to 31.47%
2023	553,184	35.52 to 71.18	$25,819,002	0.00%	0.00% to 1.40%	33.98% to 48.64%
2022	591,005	26.28 to 52.86	$20,426,688	0.00%	0.00% to 1.40%	-37.64% to -31.63%
2021	617,743	38.63 to 78.02	$31,496,968	0.00%	0.00% to 1.40%	21.82% to 23.53%
2020	670,239	31.43 to 63.73	$27,956,522	0.00%	0.00% to 1.40%	30.02% to 31.86%

Investors Trust Series
2024	44,346	44.11 to 54.40	$2,081,504	0.71%	0.00% to 1.40%	18.21% to 19.40%
2023	48,926	37.00 to 45.93	$1,927,727	0.71%	0.00% to 1.40%	17.68% to 18.86%
2022	52,421	31.18 to 38.95	$1,741,017	0.64%	0.00% to 1.40%	-17.40% to -16.57%
2021	56,150	37.42 to 47.06	$2,244,893	0.67%	0.00% to 1.40%	25.43% to 26.69%
2020	66,531	29.59 to 37.45	$2,120,018	0.58%	0.00% to 1.40%	12.29% to 13.75%

New Discovery Series
2024	224,603	35.69 to 91.23	$9,421,632	0.00%	0.00% to 1.40%	5.23% to 6.72%
2023	238,116	33.47 to 86.26	$9,421,908	0.00%	0.00% to 1.40%	12.83% to 14.41%
2022	245,925	29.29 to 76.07	$8,536,497	0.00%	0.00% to 1.40%	-30.73% to -29.76%
2021	249,954	41.73 to 109.28	$12,455,302	0.00%	0.00% to 1.40%	0.38% to 1.80%
2020	277,072	41.04 to 108.32	$13,620,209	0.00%	0.00% to 1.40%	43.86% to 45.89%

Research Series
2024	138,948	47.65 to 63.33	$6,859,030	0.61%	0.00% to 1.40%	17.21% to 18.87%
2023	145,888	40.18 to 53.76	$6,078,831	0.51%	0.00% to 1.40%	20.72% to 22.42%
2022	150,681	32.91 to 44.31	$5,171,367	0.44%	0.00% to 1.40%	-18.36% to -17.21%
2021	167,102	39.85 to 54.01	$6,991,105	0.55%	0.00% to 1.40%	23.07% to 24.80%
2020	171,154	32.01 to 43.66	$5,778,978	0.67%	0.00% to 1.40%	14.97% to 16.59%

25

Midland National Life Insurance Company
Separate Account A
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Total Return Series
2024	19,272	22.19 to 28.16	$525,545	2.68%	0.00% to 1.40%	6.57% to 7.75%
2023	19,343	20.83 to 26.16	$490,220	2.03%	0.00% to 1.40%	9.24% to 10.44%
2022	20,693	19.06 to 23.71	$471,195	1.38%	0.00% to 1.40%	-10.57% to -9.58%
2021	28,800	21.32 to 26.25	$734,197	1.89%	0.00% to 1.40%	12.87% to 14.12%
2020	25,403	18.16 to 23.02	$565,673	2.19%	0.00% to 1.40%	8.29% to 9.81%

Utilities Series
2024	169,970	23.75 to 33.17	$5,071,231	2.34%	0.00% to 1.40%	10.10% to 11.66%
2023	177,876	21.57 to 29.73	$4,768,236	3.41%	0.00% to 1.40%	-3.47% to -2.11%
2022	191,193	22.35 to 30.40	$5,256,522	2.42%	0.00% to 1.40%	-0.64% to 0.76%
2021	185,232	22.49 to 30.21	$5,079,616	1.67%	0.00% to 1.40%	12.51% to 14.09%
2020	191,632	19.99 to 26.50	$4,606,603	2.21%	0.00% to 1.40%	4.43% to 5.90%

Lord Abbett Series Fund, Inc.
Growth and Income Portfolio
2024	341,299	30.97 to 56.34	$12,397,357	0.84%	0.00% to 1.40%	18.92% to 20.60%
2023	411,962	25.75 to 47.14	$12,217,871	0.92%	0.00% to 1.40%	11.62% to 13.19%
2022	444,459	22.80 to 42.02	$11,704,244	1.25%	0.00% to 1.40%	-10.70% to -9.44%
2021	466,011	25.24 to 46.82	$13,593,783	1.08%	0.00% to 1.40%	27.23% to 29.02%
2020	481,235	19.61 to 36.62	$10,893,275	1.54%	0.00% to 1.40%	1.27% to 2.70%

Mid-Cap Stock Portfolio
2024	443,563	28.48 to 73.86	$15,207,193	0.48%	0.00% to 1.40%	13.29% to 14.90%
2023	460,487	24.85 to 64.60	$13,829,335	0.46%	0.00% to 1.40%	13.82% to 15.42%
2022	481,164	21.59 to 56.25	$12,583,361	0.77%	0.00% to 1.40%	-12.45% to -11.21%
2021	514,369	24.37 to 63.67	$15,174,124	0.60%	0.00% to 1.40%	26.91% to 28.70%
2020	549,186	18.99 to 49.72	$12,586,013	0.99%	0.00% to 1.40%	1.07% to 2.50%

International Opportunities Portfolio
2020	0	0.00 to 0.00	$0	1.96%	0.00% to 1.40%	n/a

Dividend Growth Portfolio
2024	32,915	35.99 to 49.83	$1,531,087	0.30%	0.00% to 1.40%	20.43% to 22.14%
2023	104,406	29.89 to 40.80	$4,023,398	0.40%	0.00% to 1.40%	14.72% to 16.33%
2022	33,141	26.05 to 35.07	$1,091,250	0.55%	0.00% to 1.40%	-14.75% to -13.55%
2021	86,864	30.56 to 40.57	$3,326,462	1.00%	0.00% to 1.40%	23.87% to 25.62%
2020	34,127	24.67 to 32.29	$1,035,964	0.85%	0.00% to 1.40%	13.81% to 15.42%

Alger Fund
Large Cap Growth Portfolio
2024	368,202	42.27 to 63.05	$21,804,151	0.00%	0.00% to 1.40%	40.89% to 42.89%
2023	406,004	29.85 to 44.17	$16,850,393	0.00%	0.00% to 1.40%	30.83% to 32.67%
2022	416,259	22.70 to 33.53	$13,038,441	0.00%	0.00% to 1.40%	-39.51% to -38.65%
2021	412,677	37.34 to 55.43	$21,038,305	0.00%	0.00% to 1.40%	10.29% to 11.84%
2020	470,376	33.69 to 50.26	$21,393,187	0.17%	0.00% to 1.40%	64.71% to 67.03%

26

Midland National Life Insurance Company
Separate Account A
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Mid Cap Growth Portfolio
2024	261,910	29.65 to 42.86	$9,848,253	0.00%	0.00% to 1.40%	19.38% to 21.07%
2023	276,715	24.55 to 35.44	$8,607,664	0.00%	0.00% to 1.40%	21.47% to 23.17%
2022	293,949	19.98 to 28.80	$7,411,372	0.00%	0.00% to 1.40%	-36.96% to -36.07%
2021	334,421	31.34 to 45.42	$13,052,006	0.00%	0.00% to 1.40%	2.75% to 4.20%
2020	382,485	30.15 to 44.07	$14,136,402	0.00%	0.00% to 1.40%	62.34% to 64.63%

Capital Appreciation Portfolio
2024	383,026	65.08 to 107.94	$29,784,452	0.00%	0.00% to 1.40%	46.06% to 48.13%
2023	401,152	44.33 to 73.90	$21,100,141	0.00%	0.00% to 1.40%	41.15% to 43.13%
2022	423,971	31.25 to 52.35	$15,597,775	0.00%	0.00% to 1.40%	-37.40% to -36.52%
2021	447,793	49.68 to 83.64	$25,903,632	0.00%	0.00% to 1.40%	17.47% to 19.13%
2020	468,504	42.08 to 71.20	$22,785,396	0.00%	0.00% to 1.40%	39.78% to 41.75%

SmallCap Growth Portfolio
2024	181,751	27.70 to 41.95	$5,889,389	0.34%	0.00% to 1.40%	6.62% to 8.02%
2023	245,186	25.85 to 39.34	$7,201,873	0.00%	0.00% to 1.40%	14.88% to 16.37%
2022	262,472	22.39 to 34.25	$6,618,550	0.00%	0.00% to 1.40%	-38.88% to -38.08%
2021	270,953	36.44 to 56.03	$11,029,957	0.00%	0.00% to 1.40%	-7.37% to -6.15%
2020	295,710	39.15 to 60.48	$12,846,394	1.02%	0.00% to 1.40%	64.83% to 66.98%

Invesco Variable Insurance Funds
Diversified Dividend Fund
2024	61,649	16.26 to 34.63	$1,707,233	1.85%	0.00% to 1.40%	11.63% to 13.22%
2023	68,081	14.56 to 30.61	$1,670,422	1.90%	0.00% to 1.40%	7.53% to 9.04%
2022	82,513	13.54 to 28.10	$1,848,401	1.91%	0.00% to 1.40%	-3.04% to -1.68%
2021	80,285	13.97 to 28.61	$1,808,409	2.10%	0.00% to 1.40%	17.24% to 18.89%
2020	91,298	11.91 to 24.09	$1,720,698	2.89%	0.00% to 1.40%	-1.25% to 0.14%

Health Care Fund
2024	54,779	23.70 to 43.96	$1,896,391	0.00%	0.00% to 1.40%	2.71% to 4.17%
2023	56,924	22.81 to 42.41	$1,905,143	0.00%	0.00% to 1.40%	1.59% to 3.02%
2022	61,106	22.19 to 41.38	$2,008,499	0.00%	0.00% to 1.40%	-14.52% to -13.32%
2021	63,146	25.67 to 47.97	$2,399,571	0.20%	0.00% to 1.40%	10.74% to 12.30%
2020	64,904	22.91 to 42.93	$2,200,291	0.29%	0.00% to 1.40%	12.87% to 14.46%

International Equity Fund
2024	325,752	14.24 to 21.26	$6,365,083	1.83%	0.00% to 1.40%	-0.79% to 0.62%
2023	326,625	14.35 to 21.15	$6,340,156	0.20%	0.00% to 1.40%	16.51% to 18.15%
2022	354,858	12.32 to 17.92	$5,842,085	1.60%	0.00% to 1.40%	-19.44% to -18.31%
2021	357,618	15.29 to 21.96	$7,215,931	1.30%	0.00% to 1.40%	4.42% to 5.89%
2020	355,667	14.64 to 20.76	$6,775,220	2.12%	0.00% to 1.40%	12.41% to 14.00%

27

Midland National Life Insurance Company
Separate Account A
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
VanEck Worldwide Insurance Trust
Global Resources Fund
2024	1,046,660	7.61 to 34.86	$9,539,799	2.65%	0.00% to 1.40%	-4.19% to -2.83%
2023	1,040,751	7.83 to 36.05	$9,823,663	2.72%	0.00% to 1.40%	-4.92% to -3.58%
2022	1,069,935	8.12 to 37.58	$10,540,772	1.74%	0.00% to 1.40%	6.89% to 8.39%
2021	1,168,478	7.49 to 34.84	$10,635,402	0.45%	0.00% to 1.40%	17.27% to 18.92%
2020	1,315,995	6.30 to 29.45	$10,079,504	0.76%	0.00% to 1.40%	17.46% to 19.11%

PIMCO Variable Insurance Trust
Total Return Portfolio
2024	1,439,601	13.90 to 19.40	$21,896,281	4.05%	0.00% to 1.40%	1.10% to 2.53%
2023	1,407,291	13.57 to 19.01	$20,927,351	3.46%	0.00% to 1.40%	4.46% to 5.93%
2022	1,493,642	12.82 to 18.04	$20,990,791	2.53%	0.00% to 1.40%	-15.49% to -14.30%
2021	1,513,757	14.98 to 21.15	$24,886,779	1.81%	0.00% to 1.40%	-2.64% to -1.27%
2020	1,420,724	15.19 to 21.53	$23,655,109	2.13%	0.00% to 1.40%	7.14% to 8.65%

Low Duration Portfolio
2024	31,398	12.39 to 15.08	$408,146	1.88%	0.00% to 1.40%	3.04% to 4.39%
2023	105,284	11.87 to 14.50	$1,382,156	3.57%	0.00% to 1.40%	3.52% to 4.87%
2022	106,603	11.32 to 13.88	$1,335,215	1.62%	0.00% to 1.40%	-7.05% to -5.83%
2021	116,125	12.02 to 14.80	$1,546,433	0.52%	0.00% to 1.40%	-2.31% to -1.03%
2020	125,363	12.15 to 15.02	$1,690,517	1.20%	0.00% to 1.40%	1.56% to 2.89%

High Yield Portfolio
2024	95,011	21.13 to 31.23	$2,127,488	5.88%	0.00% to 1.40%	5.39% to 6.89%
2023	98,391	19.79 to 29.37	$2,057,599	5.57%	0.00% to 1.40%	10.66% to 12.22%
2022	102,947	17.65 to 26.30	$1,923,399	4.59%	0.00% to 1.40%	-11.53% to -10.28%
2021	123,067	19.70 to 29.46	$2,555,114	3.90%	0.00% to 1.40%	2.19% to 3.63%
2020	133,735	19.03 to 28.57	$2,684,424	3.95%	0.00% to 1.40%	4.28% to 5.75%

Real Return Portfolio
2024	106,761	14.41 to 19.68	$1,624,954	1.72%	0.00% to 1.40%	0.70% to 2.13%
2023	216,573	14.12 to 19.37	$3,313,390	3.01%	0.00% to 1.40%	2.23% to 3.67%
2022	224,040	13.64 to 18.78	$3,311,453	6.78%	0.00% to 1.40%	-13.13% to -11.90%
2021	241,840	15.49 to 21.42	$4,051,736	4.86%	0.00% to 1.40%	4.12% to 5.59%
2020	260,169	14.69 to 20.39	$4,150,452	1.44%	0.00% to 1.40%	10.16% to 11.71%

Goldman Sachs Variable Insurance Trust
Small Cap Equity Insights Fund
2024	147,935	27.43 to 44.77	$6,047,361	1.01%	0.00% to 1.40%	17.39% to 19.05%
2023	155,225	23.37 to 37.61	$5,332,678	1.00%	0.00% to 1.40%	17.62% to 19.28%
2022	160,651	19.87 to 31.53	$4,627,819	0.29%	0.00% to 1.40%	-20.50% to -19.38%
2021	168,101	24.99 to 39.11	$6,006,725	0.49%	0.00% to 1.40%	22.07% to 23.79%
2020	175,586	20.47 to 31.59	$5,087,369	0.20%	0.00% to 1.40%	7.07% to 8.58%

28

Midland National Life Insurance Company
Separate Account A
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Large Cap Value Fund
2024	170,555	22.58 to 36.60	$5,666,888	1.49%	0.00% to 1.40%	15.46% to 17.10%
2023	175,097	19.55 to 31.29	$4,954,412	1.69%	0.00% to 1.40%	11.45% to 13.01%
2022	193,238	17.54 to 27.71	$4,833,989	1.26%	0.00% to 1.40%	-7.67% to -6.37%
2021	217,832	19.00 to 29.63	$5,836,214	1.20%	0.00% to 1.40%	22.41% to 24.13%
2020	228,264	15.52 to 23.89	$4,930,362	1.31%	0.00% to 1.40%	2.53% to 3.98%

Neuberger Berman Advisors Management Trust
AMT Mid Cap Intrinsic Value Portfolio
2024	84,157	23.65 to 31.21	$2,558,551	0.90%	0.00% to 1.40%	7.30% to 8.82%
2023	84,778	22.04 to 28.71	$2,370,582	1.01%	0.00% to 1.40%	9.46% to 11.00%
2022	93,392	20.14 to 25.89	$2,356,155	0.56%	0.00% to 1.40%	-11.01% to -9.75%
2021	107,865	22.63 to 28.71	$3,010,405	0.67%	0.00% to 1.40%	30.95% to 32.8%
2020	107,850	17.28 to 21.64	$2,281,343	0.92%	0.00% to 1.40%	-3.97% to -2.62%

Profunds VP
Japan
2024	33,317	15.46 to 32.36	$726,940	2.57%	0.00% to 1.40%	20.87% to 22.22%
2023	31,771	12.79 to 26.50	$569,568	0.00%	0.00% to 1.40%	33.04% to 34.51%
2022	9,813	9.93 to 19.72	$141,913	0.00%	0.00% to 1.40%	-10.73% to -9.92%
2021	8,636	11.12 to 21.92	$139,218	0.00%	0.00% to 1.40%	2.96% to 3.89%
2020	9,311	10.80 to 21.12	$148,376	0.12%	0.00% to 1.40%	14.89% to 15.93%

Energy
2024	250,196	10.29 to 16.41	$3,053,057	2.27%	0.00% to 1.40%	2.32% to 3.77%
2023	267,689	9.92 to 15.83	$3,196,672	2.12%	0.00% to 1.40%	-3.85% to -2.49%
2022	311,477	10.17 to 16.25	$3,919,011	1.36%	0.00% to 1.40%	57.22% to 59.43%
2021	229,178	6.38 to 10.20	$1,835,074	1.93%	0.00% to 1.40%	49.82% to 51.93%
2020	203,981	4.20 to 6.72	$1,057,598	2.04%	0.00% to 1.40%	-35.37% to -34.46%

Small-Cap Value
2024	43,904	20.59 to 31.38	$1,333,842	0.35%	0.00% to 1.40%	4.39% to 5.87%
2023	45,801	19.73 to 29.63	$1,315,504	0.02%	0.00% to 1.40%	11.37% to 12.94%
2022	49,974	17.71 to 26.24	$1,264,127	0.00%	0.00% to 1.40%	-13.63% to -12.41%
2021	52,812	20.51 to 29.96	$1,531,056	0.10%	0.00% to 1.40%	26.77% to 28.56%
2020	71,495	16.18 to 23.30	$1,621,964	0.02%	0.00% to 1.40%	-0.34% to 1.06%

Ultra Mid-Cap
2024	60,402	31.51 to 66.29	$3,045,366	0.68%	0.00% to 1.40%	15.39% to 17.02%
2023	60,622	27.31 to 56.70	$2,576,012	0.00%	0.00% to 1.40%	20.52% to 22.21%
2022	64,813	22.66 to 46.44	$2,246,173	0.00%	0.00% to 1.40%	-33.11% to -32.17%
2021	71,036	33.88 to 68.54	$3,611,173	0.00%	0.00% to 1.40%	44.63% to 46.67%
2020	73,597	23.42 to 46.78	$2,586,371	0.17%	0.00% to 1.40%	3.75% to 5.22%

29

Midland National Life Insurance Company
Separate Account A
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Vanguard Variable Insurance Funds
Balanced
2024	96,682	28.82 to 36.34	$3,375,616	2.40%	0.00% to 1.40%	13.20% to 14.80%
2023	108,107	25.46 to 31.65	$3,305,780	2.05%	0.00% to 1.40%	12.74% to 14.33%
2022	114,889	22.58 to 27.69	$3,080,618	1.69%	0.00% to 1.40%	-15.49% to -14.30%
2021	104,684	26.73 to 32.31	$3,284,992	1.69%	0.00% to 1.40%	17.36% to 19.02%
2020	101,992	22.77 to 27.14	$2,693,354	2.61%	0.00% to 1.40%	9.14% to 10.68%

Total Bond Market Index
2024	98,640	12.15 to 15.32	$1,389,284	2.94%	0.00% to 1.40%	-0.17% to 1.24%
2023	67,764	12.17 to 15.13	$950,460	2.37%	0.00% to 1.40%	4.11% to 5.58%
2022	67,803	11.69 to 14.33	$901,700	2.04%	0.00% to 1.40%	-14.42% to -13.21%
2021	75,136	13.66 to 16.52	$1,147,809	2.08%	0.00% to 1.40%	-3.08% to -1.72%
2020	83,982	14.10 to 16.80	$1,300,430	2.76%	0.00% to 1.40%	6.09% to 7.58%

High Yield Bond
2024	33,651	19.65 to 24.78	$802,494	5.84%	0.00% to 1.40%	4.96% to 6.45%
2023	33,961	18.72 to 23.28	$760,509	4.85%	0.00% to 1.40%	10.12% to 11.67%
2022	35,145	17.00 to 20.84	$704,817	4.93%	0.00% to 1.40%	-10.62% to -9.36%
2021	37,133	19.02 to 23.00	$821,462	4.06%	0.00% to 1.40%	2.24% to 3.68%
2020	34,272	18.61 to 22.18	$730,476	5.38%	0.00% to 1.40%	4.20% to 5.67%

International
2024	737,764	19.54 to 30.14	$19,382,265	1.22%	0.00% to 1.40%	7.49% to 9.01%
2023	755,562	18.18 to 27.68	$18,177,725	1.60%	0.00% to 1.40%	13.06% to 14.65%
2022	804,137	16.08 to 24.16	$16,897,950	1.13%	0.00% to 1.40%	-31.09% to -30.12%
2021	720,639	23.34 to 34.61	$21,669,824	0.29%	0.00% to 1.40%	-2.91% to -1.54%
2020	819,294	24.04 to 35.19	$25,022,005	1.14%	0.00% to 1.40%	55.39% to 57.58%

Mid-Cap Index
2024	290,470	35.18 to 46.22	$12,940,410	1.40%	0.00% to 1.40%	13.47% to 15.08%
2023	306,585	31.01 to 40.21	$11,870,143	1.41%	0.00% to 1.40%	14.22% to 15.83%
2022	322,378	27.15 to 34.75	$10,789,707	1.06%	0.00% to 1.40%	-19.95% to -18.82%
2021	340,443	33.91 to 42.84	$14,048,130	1.14%	0.00% to 1.40%	22.63% to 24.36%
2020	371,612	27.65 to 34.49	$12,344,308	1.35%	0.00% to 1.40%	16.43% to 18.07%

Real Estate Index
2024	128,450	21.34 to 28.27	$3,457,840	3.09%	0.00% to 1.40%	3.28% to 4.74%
2023	128,602	20.66 to 27.02	$3,307,346	2.35%	0.00% to 1.40%	10.15% to 11.70%
2022	129,463	18.76 to 24.21	$2,986,466	1.80%	0.00% to 1.40%	-27.32% to -26.30%
2021	142,731	25.81 to 32.88	$4,473,457	1.97%	0.00% to 1.40%	38.26% to 40.21%
2020	141,612	18.67 to 23.48	$3,170,257	2.28%	0.00% to 1.40%	-6.18% to -4.85%

30

Midland National Life Insurance Company
Separate Account A
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Small Company Growth
2024	206,555	39.48 to 49.78	$9,636,242	0.54%	0.00% to 1.40%	9.82% to 11.38%
2023	215,303	35.95 to 44.69	$9,032,118	0.41%	0.00% to 1.40%	17.99% to 19.65%
2022	228,033	30.47 to 37.35	$8,004,179	0.24%	0.00% to 1.40%	-26.39% to -25.35%
2021	230,633	41.39 to 50.04	$10,869,677	0.40%	0.00% to 1.40%	12.63% to 14.22%
2020	256,273	36.75 to 43.81	$10,584,948	0.56%	0.00% to 1.40%	21.47% to 23.18%

Short Term Investment Grade
2024	52,686	13.01 to 15.63	$745,110	3.07%	0.00% to 1.40%	3.74% to 4.89%
2023	38,872	12.55 to 14.90	$529,694	2.07%	0.00% to 1.40%	5.00% to 6.16%
2022	40,233	11.45 to 14.04	$515,480	1.53%	0.00% to 1.40%	-7.03% to -5.72%
2021	38,786	12.32 to 14.89	$528,997	2.03%	0.00% to 1.40%	-1.84% to -0.45%
2020	42,948	12.55 to 14.96	$589,871	2.75%	0.00% to 1.40%	4.03% to 5.49%

Total Stock Market Index
2024	116,664	43.76 to 59.21	$6,334,640	1.23%	0.00% to 1.40%	21.99% to 23.71%
2023	124,467	35.87 to 47.91	$5,518,679	1.16%	0.00% to 1.40%	24.21% to 25.95%
2022	124,222	28.88 to 38.08	$4,363,412	1.29%	0.00% to 1.40%	-20.71% to -19.59%
2021	131,792	36.43 to 47.40	$5,792,152	1.20%	0.00% to 1.40%	23.89% to 25.64%
2020	135,346	29.40 to 37.77	$4,738,522	1.62%	0.00% to 1.40%	18.88% to 20.55%

31

Midland National Life Insurance Company
Separate Account A
Notes to Financial Statements
*    The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the portfolio, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income is affected by the timing of the declaration of dividends.
**    The Expense Ratio represents the annualized contract expenses of each portfolio within the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
***    The Total Return is calculated as the change in the unit value of the underlying portfolio and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For newly introduced portfolios, the total return for the first year is calculated as the percentage of change from inception to the end of the period.
6.Diversification Requirements
Under the provisions of Section 817(h) of the Internal Revenue Code, as amended (the Code), a variable life insurance policy, other than a policy issued in connection with certain types of employee benefit plans, will not be treated as a life insurance policy for federal tax purposes for any period for which the investments of the segregated asset account, on which the policy is based, are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.
The Internal Revenue Service has issued regulations under Section 817(h) of the Code. Midland National Life believes, based on assurances from the Funds, that the Separate Account satisfies the current requirements of the regulations.
32